UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09121

                             JNL VARIABLE FUND LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                                Thomas J. Meyer
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517-381-5500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003


Item 1. Report to Shareholders.

                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN COMMUNICATIONS SECTOR FUND
CURIAN CAPITAL       (FORMERLY JNL/FIRST TRUST COMMUNICATIONS SECTOR FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/Curian Communications Sector Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%.

The following S&P group returns reflect how telecommunications stocks fared in 2003 (12/12): Communications-Equipment (+75.1%), Wireless Telecom. Services (+58.5%), Diversified Telecom. Services (-5.5%).

The three-year slump in telecommunications may be on the verge of at least a modest rebound. The laggard in the communications industry continues to be the carriers, particularly those who are still heavily dependent on revenues from their long distance businesses. Revenues have been falling for some time due to fierce competition. Looking ahead to 2004, U.S. telecom companies are expected to increase capital spending by 5%, the first increase since 2000, according to Lehman Brothers. Growing demand for cellular phones with the latest features/services and high-speed broadband connections, in our opinion, will continue to be growth stories for some time.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P Communication Services Index is expected to decline 2% in 2004. In 2003, earnings were estimated to be 0%, or flat.

The top performing stocks in 2003 were the following: Nextel Communications (+142.9%), UTStarcom (+86.9%), Cisco Systems (+85.0%), Telefonica S.A. (+78.7%),
Telecom Corp. of New Zealand (+55.0%) and QUALCOMM (+49.1%).

The stocks that declined in 2003 were the following: SK Telecom
(-11.4%), Alltel Corp. (-5.8%) and Verizon Communications (-5.6%).

Effective December 15, 2003, the Fund's investment policy was changed to utilize a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Telecommunications Index.

JNL/CURIAN COMMUNICATIONS SECTOR FUND

        [GRAPH OMITTED]

  Date      JNL/Curian Communications    AMEX North American     Dow Jones US Telecommunications   S&P Telecommunications
                   Sector Fund         Telecommunications Index               Index                     Services Index

 07/02/99         10,000.00                   10,000.00                    10,000.00                        10,000.00
 07/31/99          9,660.00                    9,965.29                     9,846.47                         9,907.35
 08/31/99          9,310.00                    9,320.91                     8,918.74                         8,950.68
 09/30/99          9,740.00                   10,098.19                     9,264.82                         9,385.77
 10/31/99         10,890.00                   11,360.97                    10,015.95                        10,133.30
 11/30/99         12,150.00                   12,010.27                    10,356.35                        10,535.45
 12/31/99         15,090.00                   13,010.24                    10,168.07                        10,296.11
 01/31/00         14,500.00                   12,630.56                     9,684.40                         9,943.62
 02/29/00         17,990.00                   12,679.18                     8,908.77                         9,145.76
 03/31/00         18,290.00                   13,950.87                    10,038.46                        10,156.05
 04/30/00         16,720.00                   13,044.44                     9,156.01                         9,543.89
 05/31/00         15,170.00                   12,029.19                     8,259.05                         8,595.32
 06/30/00         16,410.00                   12,837.60                     8,516.26                         8,743.53
 07/31/00         15,460.00                   11,917.29                     7,877.07                         8,048.39
 08/31/00         15,710.00                   11,587.55                     7,647.48                         7,856.53
 09/30/00         14,130.00                   10,855.88                     7,417.33                         7,789.96
 10/31/00         13,480.00                   10,883.15                     7,629.54                         7,982.86
 11/30/00         11,530.00                    9,147.20                     6,508.97                         6,841.43
 12/31/00         11,020.00                    8,572.30                     5,992.55                         6,300.35
 01/31/01         11,700.00                    9,966.88                     6,906.62                         7,225.91
 02/28/01          8,540.00                    8,443.86                     6,216.72                         6,576.88
 03/31/01          7,570.00                    7,731.12                     5,862.66                         6,250.04
 04/30/01          8,520.00                    8,244.78                     6,104.49                         6,514.88
 05/31/01          7,960.00                    7,880.84                     5,968.34                         6,411.50
 06/30/01          7,280.00                    7,684.01                     5,745.88                         6,134.17
 07/31/01          6,650.00                    7,774.35                     5,973.18                         6,413.36
 08/31/01          5,880.00                    7,170.36                     5,421.73                         5,818.25
 09/30/01          5,590.00                    7,066.88                     5,719.96                         6,151.33
 10/31/01          5,530.00                    6,445.40                     4,969.96                         5,338.03
 11/30/01          5,970.00                    7,074.85                     5,054.85                         5,434.21
 12/31/01          5,790.00                    7,057.84                     5,144.86                         5,528.87
 01/31/02          5,370.00                    6,474.19                     4,724.71                         5,098.37
 02/28/02          4,670.00                    5,458.68                     4,428.76                         4,770.92
 03/31/02          4,760.00                    5,342.86                     4,338.18                         4,670.24
 04/30/02          4,070.00                    4,697.44                     3,645.16                         3,945.34
 05/31/02          3,960.00                    4,555.78                     3,773.33                         4,088.85
 06/30/02          3,240.00                    3,388.63                     3,301.92                         3,578.51
 07/31/02          2,920.00                    3,120.28                     2,876.07                         3,133.12
 08/31/02          2,970.00                    3,445.95                     2,821.38                         3,077.93
 09/30/02          2,550.00                    2,796.61                     2,428.30                         2,645.71
 10/31/02          3,130.00                    3,666.81                     3,175.73                         3,517.50
 11/30/02          3,500.00                    4,434.78                     3,540.05                         3,939.28
 12/31/02          3,150.00                    3,983.48                     3,276.85                         3,642.98
 01/31/03          3,100.00                    3,901.94                     3,043.85                         3,409.94
 02/28/03          2,940.00                    3,705.05                     2,788.06                         3,126.08
 03/31/03          2,960.00                    3,653.32                     2,774.95                         3,117.36
 04/30/03          3,240.00                    3,963.62                     3,027.90                         3,427.02
 05/31/03          3,510.00                    4,394.76                     3,230.70                         3,656.87
 06/30/03          3,610.00                    4,610.02                     3,344.64                         3,791.82
 07/31/03          3,680.00                    4,558.14                     3,144.68                         3,586.70
 08/31/03          3,740.00                    4,617.81                     3,148.10                         3,586.70
 09/30/03          3,620.00                    4,591.06                     3,017.64                         3,439.64
 10/31/03          3,820.00                    4,882.45                     3,166.62                         3,625.45
 11/30/03          3,850.00                    4,895.64                     3,123.89                         3,579.69
 12/31/03          4,190.00                    5,179.62                     3,393.07                         3,901.22


           S&P Communication
  Date      Equipment Index

 07/02/99    10,000.00
 07/31/99     9,291.28
 08/31/99     9,565.42
 09/30/99     9,814.59
 10/31/99    10,524.82
 11/30/99    12,592.65
 12/31/99    15,456.69
 01/31/00    13,895.18
 02/29/00    16,475.48
 03/31/00    17,601.52
 04/30/00    15,808.42
 05/31/00    13,730.24
 06/30/00    15,379.55
 07/31/00    15,049.61
 08/31/00    15,933.41
 09/30/00    12,750.55
 10/31/00    11,292.74
 11/30/00     9,479.93
 12/31/00     8,232.21
 01/31/01     8,983.33
 02/28/01     5,358.99
 03/31/01     4,176.37
 04/30/01     4,450.82
 05/31/01     4,369.76
 06/30/01     3,893.02
 07/31/01     3,867.28
 08/31/01     3,374.51
 09/30/01     2,697.97
 10/31/01     3,242.29
 11/30/01     3,812.68
 12/31/01     3,413.51
 01/31/02     3,405.72
 02/28/02     2,589.89
 03/31/02     2,865.61
 04/30/02     2,531.94
 05/31/02     2,575.77
 06/30/02     2,150.75
 07/31/02     1,942.65
 08/31/02     2,015.78
 09/30/02     1,598.29
 10/31/02     1,750.39
 11/30/02     2,307.00
 12/31/02     1,959.60
 01/31/03     2,018.88
 02/28/03     2,050.03
 03/31/03     1,973.11
 04/30/03     2,139.17
 05/31/03     2,371.67
 06/30/03     2,430.90
 07/31/03     2,688.43
 08/31/03     2,784.94
 09/30/03     2,873.72
 10/31/03     3,190.31
 11/30/03     3,326.70
 12/31/03     3,505.05

AVERAGE ANNUAL TOTAL RETURN

1 year                  33.02%
Since inception        -17.60%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN CONSUMER BRANDS SECTOR FUND
CURIAN CAPITAL       (FORMERLY JNL/FIRST TRUST LEADING BRANDS SECTOR FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT

JNL/CURIAN CONSUMER BRANDS SECTOR FUND

OBJECTIVE:

The investment objective of the JNL/Curian Consumer Brands Sector Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%.

The following S&P group returns reflect how the stocks in Consumer Brands fared in 2003 (12/12): Consumer Discretionary (+32.2%) and Consumer Staples (+9.3%).

The Federal Reserve announced in early December that it was keeping its target for short-term interest rates at 1%. The Fed indicated that it has no intention of tightening monetary policy in the near-term. The Fed did adopt a neutral bias with respect to inflation in light of the fact that production is expanding briskly and there is evidence of a modest recovery in the job market. Looking ahead, the combination of lower interest rates and some job creation would, in our opinion, help fortify our economic recovery. More people working should translate into higher consumer spending. Consumers could enjoy a boost in discretionary income this tax season, according to economists at Merrill Lynch. Merrill is predicting that tax refunds will be 30% larger this spring than in 2003. We are also encouraged by the upward move in consumer confidence in the fourth quarter, as measured by the jump in the Conference Board's Consumer Confidence Index from a reading of 77 in September to 91.3 in December.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P Consumer Staples Index is expected to rise 13% in 2004. In 2003, earnings rose an estimated 6%. Earnings growth for the companies in the S&P Consumer Discretionary Index is expected to rise 16% in 2004. In 2003, earnings rose an estimated 9%.

The top performing stocks in 2003 were the following: Electronic Arts (+91.6%), Carnival Corp. (+61.6%), Fortune Brands (+57.0%), Polaris Industries (+54.1%) and Citigroup (+41.6%).

The stocks that declined in 2003 were the following: Johnson & Johnson (-2.1%), General Mills (-1.2%) and Sara Lee (-0.7%).

Effective December 15, 2003, the Fund's investment policy was changed to utilize a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Consumer, Cyclical Index.

JNL/CURIAN CONSUMER BRANDS SECTOR FUND

        [GRAPH OMITTED]

Date         JNL/Curian Consumer Brands    Morgan Stanley Consumer Index    Dow Jones US Consumer, Cyclical Index
                    Sector Fund

07/02/1999          10,000.00                          10,000.00                           10,000.00
07/31/1999           9,730.00                           9,657.18                            9,384.27
08/31/1999           9,640.00                           9,527.79                            8,962.37
09/30/1999           8,820.00                           8,885.36                            9,080.50
10/31/1999           9,540.00                           9,652.43                            9,695.29
11/30/1999           9,660.00                           9,716.06                            9,873.41
12/31/1999           9,550.00                           9,585.09                           10,740.15
01/31/2000           9,130.00                           9,242.54                            9,808.38
02/29/2000           8,390.00                           8,147.73                            9,131.07
03/31/2000           9,010.00                           8,863.51                           10,389.07
04/30/2000           8,790.00                           9,290.02                           10,119.34
05/31/2000           9,280.00                           9,645.57                            9,648.18
06/30/2000           9,460.00                           9,621.32                            9,473.50
07/31/2000           9,210.00                           9,338.16                            9,386.95
08/31/2000           8,940.00                           9,257.43                            9,304.80
09/30/2000           9,220.00                           9,510.20                            9,155.94
10/31/2000           9,940.00                          10,345.12                            9,103.37
11/30/2000          10,090.00                          10,520.01                            8,463.20
12/31/2000          10,310.00                          11,212.23                            8,739.55
01/31/2001           9,950.00                          10,782.78                            9,779.43
02/28/2001           9,670.00                          10,440.97                            9,145.87
03/31/2001           9,010.00                           9,921.51                            8,704.61
04/30/2001           9,090.00                          10,117.70                            9,448.64
05/31/2001           9,360.00                          10,402.86                            9,708.61
06/30/2001           9,180.00                           9,883.09                            9,546.84
07/31/2001           9,350.00                          10,077.45                            9,473.82
08/31/2001           9,170.00                          10,143.47                            8,615.23
09/30/2001           8,650.00                           9,753.58                            7,431.83
10/31/2001           8,770.00                           9,854.82                            7,516.80
11/30/2001           9,310.00                          10,202.54                            8,495.31
12/31/2001           9,420.00                          10,489.62                            8,755.60
01/31/2002           9,490.00                          10,596.21                            8,687.62
02/28/2002           9,710.00                          10,938.06                            8,782.36
03/31/2002           9,880.00                          11,135.39                            8,972.77
04/30/2002           9,890.00                          10,833.87                            8,691.71
05/31/2002           9,820.00                          10,891.81                            8,646.07
06/30/2002           9,250.00                          10,148.00                            7,871.82
07/31/2002           8,870.00                           9,408.37                            6,961.61
08/31/2002           9,080.00                           9,464.21                            7,107.97
09/30/2002           8,410.00                           8,832.87                            6,497.07
10/31/2002           9,000.00                           9,282.28                            6,890.17
11/30/2002           9,100.00                           9,563.18                            7,226.31
12/31/2002           8,860.00                           9,326.13                            6,598.72
01/31/2003           8,380.00                           8,963.27                            6,418.06
02/28/2003           8,250.00                           8,631.33                            6,313.57
03/31/2003           8,510.00                           8,724.79                            6,466.53
04/30/2003           9,040.00                           9,263.21                            7,184.13
05/31/2003           9,430.00                           9,660.09                            7,484.38
06/30/2003           9,580.00                           9,738.47                            7,664.10
07/31/2003           9,770.00                           9,698.22                            7,838.78
08/31/2003           9,770.00                           9,783.96                            8,239.43
09/30/2003           9,840.00                           9,722.71                            7,873.08
10/31/2003          10,290.00                          10,003.04                            8,563.61
11/30/2003          10,420.00                          10,136.33                            8,633.16
12/31/2003          10,710.00                          10,569.49                            8,765.03

AVERAGE ANNUAL TOTAL RETURN

1 year                  20.88%
Since inception          1.54%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN ENERGY SECTOR FUND
CURIAN CAPITAL       (FORMERLY JNL/FIRST TRUST ENERGY SECTOR FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/Curian Energy Sector Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%.

The following S&P group returns reflect how energy stocks fared in 2003 (12/12):
Oil & Gas Equipment & Services (+18.8%), Oil-Exploration & Production (+18.2%), Integrated Oil & Gas (+17.8%) and Oil & Gas Drilling (+5.1%). The demand for oil and natural gas could rise in response to the sustained economic recovery in the U.S. and, to a lesser extent, the recoveries underway in other countries or regions. At the same time, supply constraints have already elevated the price of both oil and natural gas to near-record levels. The cold start to the winter season could strain supplies even more. OPEC has made it known that it may alter crude oil production levels in an effort to keep the price of oil at the higher end of its $22-$28 per barrel trading range. Geopolitical influences, particularly the war on terror and the regime change effort underway in Iraq, in our opinion, will help keep energy prices firm in the near-term.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P Energy Index is expected to decline 15% in 2004. In 2003, earnings rose an estimated 58%.

The top performing stocks in 2003 were the following: PetroChina (+205.9%), Patina Oil & Gas (+94.8%), Canadian Natural Resource (+71.4%), Marathon Oil (+61.4%) and XTO Energy (+53.0%).

The only stocks that fell in 2003 were Weatherford Int'l (-9.8%) and Tidewater (-1.9%).

Effective December 15, 2003, the Fund's investment policy was changed to utilize a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Energy Index.

JNL/CURIAN ENERGY SECTOR FUND

        [GRAPH OMITTED]

Date           JNL/Curian Energy   AMEX Deutsche Bank   Dow Jones US    Russell 1000 Other    Russell 1000 Integrated
                 Sector Fund          Energy Index      Energy Index       Energy Index             Oil Index

07/02/1999        10,000.00            10,000.00          10,000.00         10,000.00               10,000.00
07/31/1999        10,220.00            10,357.94          10,021.72         10,311.66                9,916.35
08/31/1999        10,720.00            10,626.11          10,163.78         10,438.93               10,014.56
09/30/1999         9,950.00            10,154.02           9,745.52          9,707.53                9,746.77
10/31/1999         9,730.00             9,933.17           9,572.64          9,487.29                9,628.45
11/30/1999         9,830.00            10,096.95           9,747.78          9,310.75               10,020.69
12/31/1999        10,270.00            10,064.27           9,769.54          9,876.99                9,841.51
01/31/2000        10,010.00             9,820.52           9,811.85         10,944.08                9,844.11
02/29/2000        10,470.00             9,763.48           9,179.60         11,781.95                8,926.34
03/31/2000        12,280.00            11,641.67          10,614.79         13,418.75                9,803.28
04/30/2000        12,170.00            11,678.51          10,513.91         13,429.33                9,604.69
05/31/2000        13,440.00            12,821.46          11,517.55         14,777.49               10,565.20
06/30/2000        12,770.00            12,242.48          10,892.17         13,948.41                9,847.46
07/31/2000        12,270.00            11,911.35          10,621.80         14,066.20                9,762.55
08/31/2000        14,050.00            13,530.03          11,627.17         16,598.70               10,291.35
09/30/2000        14,320.00            13,408.63          12,020.48         16,807.76               10,976.27
10/31/2000        13,440.00            12,581.31          11,613.54         15,112.06               10,974.71
11/30/2000        12,500.00            11,867.17          11,055.41         13,495.46               10,848.17
12/31/2000        14,910.00            13,782.60          12,137.53         16,702.27               11,077.21
01/31/2001        14,350.00            13,216.42          11,697.92         15,954.17               10,746.63
02/28/2001        14,520.00            13,344.90          11,616.49         15,902.15               10,629.26
03/31/2001        14,120.00            13,063.92          11,444.40         15,212.80               10,706.26
04/30/2001        15,770.00            14,736.38          12,627.72         16,508.25               11,751.11
05/31/2001        15,040.00            14,686.73          12,480.26         15,372.19               11,839.65
06/30/2001        12,890.00            13,198.03          11,335.33         13,039.23               11,415.55
07/31/2001        12,410.00            13,336.92          11,073.10         12,638.47               11,186.66
08/31/2001        11,640.00            13,081.79          10,564.75         11,314.84               11,001.80
09/30/2001         9,860.00            11,828.96           9,785.35          9,551.81               10,458.63
10/31/2001        10,940.00            12,554.35          10,357.99         10,415.17                9,714.19
11/30/2001        10,290.00            11,936.50           9,896.29          9,144.59                9,385.66
12/31/2001        11,110.00            12,803.80          10,527.03          9,465.44                9,908.52
01/31/2002        10,510.00            12,471.81          10,119.72          8,620.39                9,683.03
02/28/2002        11,200.00            13,041.05          10,524.37          9,049.15               10,130.40
03/31/2002        12,300.00            14,154.12          11,390.58         10,295.59               10,797.60
04/30/2002        12,360.00            13,958.62          10,872.99         10,134.57               10,093.73
05/31/2002        12,000.00            13,930.16          10,583.07          9,117.66                9,970.94
06/30/2002        11,530.00            13,358.12          10,312.27          8,158.64               10,282.36
07/31/2002        10,100.00            11,859.07           9,073.87          6,910.16                9,100.35
08/31/2002        10,420.00            12,124.20           9,082.32          7,291.60                9,049.16
09/30/2002         9,930.00            11,316.78           8,319.27          6,730.51                8,181.93
10/31/2002        10,300.00            11,504.42           8,598.52          7,009.09                8,396.29
11/30/2002        10,380.00            12,051.91           8,875.55          7,477.79                8,614.88
12/31/2002        10,720.00            12,256.21           8,906.23          7,519.41                8,651.94
01/31/2003        10,520.00            11,880.25           8,655.44          7,436.63                8,443.85
02/28/2003        11,010.00            12,195.04           8,838.20          7,704.11                8,528.09
03/31/2003        10,820.00            12,060.01           8,899.56          7,727.45                8,741.56
04/30/2003        10,790.00            11,950.41           8,893.78          7,820.16                8,690.87
05/31/2003        12,140.00            13,454.07           9,701.73          8,835.67                9,299.53
06/30/2003        11,900.00            13,294.12           9,552.77          8,572.73                9,264.58
07/31/2003        11,280.00            12,826.48           9,237.95          7,938.99                9,159.85
08/31/2003        12,180.00            13,663.55           9,800.90          8,544.55                9,688.29
09/30/2003        11,860.00            13,471.87           9,553.22          8,284.11                9,486.38
10/31/2003        12,230.00            13,684.78           9,644.38          8,384.13                9,614.81
11/30/2003        12,500.00            13,880.08           9,641.27          8,485.64                9,632.60
12/31/2003        14,130.00            15,639.71          10,942.36          9,479.03               10,977.64

AVERAGE ANNUAL TOTAL RETURN

1 year                  31.81%
Since inception          8.00%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN FINANCIAL SECTOR FUND
CURIAN CAPITAL       (FORMERLY JNL/FIRST TRUST FINANCIAL SECTOR FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/Curian Financial Sector Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%.

The following S&P group returns reflect how financial stocks fared in 2003 (12/12): Diversified Financials (+10.5%), Insurance Brokers (+4.6%), Property & Casualty (+22.2%) and Banks (+22.1%).

The top financial story of this year, in our opinion, is the rebound in the U.S. securities industry, which is expected to earn record profits in 2003, according to the Securities Industry Association (SIA). The SIA recently revised its earlier estimate of $15 billion in 2003 pre-tax profits to $22.5 billion, which is more than triple the $6.9 billion generated last year and more than the previous record of $21 billion established in 2000. The SIA predicts that profits will approach $24 billion next year. In 2003, banks also enjoyed record profits ($54.9 billion) thanks largely to a robust mortgage market, according to BusinessWeek. The outlook for mortgages is less encouraging in 2004. The Mortgage Bankers Association expects home lending to decline by 53%, to $1.59 trillion. The outlook for the insurance industry has improved following three challenging years. Companies have successfully increased premiums - double-digit increases on some product lines. Financials are the largest sector weighting in the S&P 500 Index at 20.7%.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P Financials Index is expected to rise 11% in 2004. In 2003, earnings rose an estimated 18%.

The top performing stocks in 2003 were the following: Capital One (+106.7%), Countrywide Financial (+97.4%), Doral Financial (+72.0%), Everest Re Group (+53.8%), Morgan Stanley (+47.9%) and Old Republic Int'l (+42.3%).

No stocks declined in 2003.

Effective December 15, 2003, the Fund's investment policy was changed to utilize a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Financial Index.

JNL/CURIAN FINANCIAL SECTOR FUND

        [GRAPH OMITTED]

Date        JNL/Curian Financial  FS&P Financial    Dow Jones US      Russell 1000
               Sector Fund             Index       Financial Index   Financial Index

07/02/99           10,000.00        10,000.00          10,000.00        10,000.00
07/31/99            9,050.00         9,238.08           9,270.64         9,260.84
08/31/99            8,510.00         8,812.93           8,814.01         8,802.46
09/30/99            8,160.00         8,347.29           8,348.81         8,388.25
10/31/99            9,650.00         9,724.26           9,559.47         9,642.53
11/30/99            9,040.00         9,260.46           9,151.14         9,244.35
12/31/99            8,970.00         9,060.11           8,926.97         9,110.66
01/31/00            8,590.00         8,760.61           8,603.42         8,776.57
02/29/00            8,100.00         7,721.40           7,674.55         7,926.06
03/31/00            9,640.00         9,226.30           9,046.98         9,268.91
04/30/00            9,060.00         8,920.35           8,741.30         9,024.46
05/31/00            9,210.00         9,500.01           9,263.10         9,572.22
06/30/00            9,180.00         8,914.84           8,757.90         9,054.97
07/31/00           10,060.00         9,822.49           9,615.58         9,915.85
08/31/00           11,400.00        10,743.17          10,481.31        10,878.57
09/30/00           11,710.00        10,990.99          10,752.52        11,152.95
10/31/00           11,380.00        10,928.93          10,672.77        11,125.61
11/30/00           10,300.00        10,262.71          10,094.86        10,567.69
12/31/00           11,420.00        11,182.45          11,092.93        11,500.86
01/31/01           11,250.00        11,134.54          11,047.40        11,214.99
02/28/01           10,480.00        10,386.88          10,363.06        10,524.06
03/31/01           10,090.00        10,064.54          10,057.39        10,151.78
04/30/01           10,500.00        10,424.29          10,410.62        10,430.81
05/31/01           10,890.00        10,823.13          10,809.39        10,436.84
06/30/01           10,820.00        10,810.34          10,851.65        10,464.53
07/31/01           10,780.00        10,620.75          10,694.15        10,417.26
08/31/01           10,100.00         9,957.75          10,096.63         9,840.62
09/30/01            9,350.00         9,356.47           9,504.63         9,091.65
10/31/01            9,020.00         9,167.95           9,317.45         8,964.73
11/30/01            9,780.00         9,806.61           9,946.93         9,614.48
12/31/01           10,100.00        10,004.50          10,176.89         9,881.01
01/31/02           10,120.00         9,848.02          10,026.69         9,763.02
02/28/02           10,030.00         9,704.78           9,918.50         9,654.30
03/31/02           10,770.00        10,349.87          10,543.96        10,291.05
04/30/02           10,530.00        10,073.73          10,327.84        10,014.03
05/31/02           10,560.00        10,057.00          10,301.42         9,988.90
06/30/02           10,010.00         9,579.51           9,820.63         9,402.94
07/31/02            9,250.00         8,820.14           9,102.59         8,704.27
08/31/02            9,400.00         9,000.53           9,265.87         8,846.74
09/30/02            8,320.00         7,948.08           8,217.23         7,824.99
10/31/02            8,900.00         8,667.24           8,829.36         8,447.02
11/30/02            9,330.00         9,023.36           9,161.46         8,772.83
12/31/02            8,680.00         8,539.81           8,714.13         8,369.87
01/31/03            8,570.00         8,397.22           8,551.86         8,229.08
02/28/03            8,350.00         8,135.01           8,297.24         7,997.76
03/31/03            8,340.00         8,103.35           8,257.24         7,923.84
04/30/03            9,320.00         9,095.70           9,183.35         8,813.70
05/31/03            9,830.00         9,576.39           9,677.48         9,296.91
06/30/03            9,710.00         9,600.56           9,692.32         9,332.04
07/31/03           10,120.00        10,041.03          10,111.48         9,749.90
08/31/03           10,170.00         9,939.82          10,018.39         9,704.69
09/30/03           10,330.00        10,006.18          10,087.08         9,765.50
10/31/03           11,300.00        10,695.24          10,742.48        10,408.83
11/30/03           11,340.00        10,665.77          10,769.90        10,445.57
12/31/03           11,570.00        11,189.81          11,220.00        10,921.10


AVERAGE ANNUAL TOTAL RETURN

1 year                  33.30%
Since inception          3.30%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN GLOBAL 15 FUND
CURIAN CAPITAL       (FORMERLY JNL/FIRST TRUST GLOBAL TARGET 15 FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT


OBJECTIVE:

The investment objective of the JNL/Curian Global 15 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%. The portfolio benefited from the weakness in the U.S. dollar versus the euro. The euro strengthened from $1.05 on December 31, 2002 to $1.22 on December 31, 2003.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 13% in 2004. In 2003, earnings rose an estimated 0%, or flat.

The Fund outperformed the Combined Index in 2003. The best performers were the following: Penninsular (+66.7%), New World Development (+64.0%), J.P. Morgan Chase (+60.3%), Reuters Group (+59.8%), Citic Pacific (+58.7%), Hang Lung Properties (+37.9%) and Cheung Kong (+37.0%). The decliners were the following:
AT&T Corp. (-18.8%) and Royal & Sun Alliance Insurance Group(-5.9%).

As of December 31, value investing was outpacing growth investing in 2003, as measured by Standard & Poors. The S&P Barra Value Index gained 31.8% while the S&P Barra Growth Index was up 25.7%.

JNL/CURIAN GLOBAL 15 FUND

        [GRAPH OMITTED]

   Date        JNL/Curian Global 15   Dow Jones Industrial   Hang Seng Stock   London Stock 3     MSCI DTR
                      Fund                  Average               Index           Market FT      World Index

07/31/1999        9,420.00                  9,570.62            9,296.62           9,775.13         9,768.54
08/31/1999        9,450.00                  9,749.79            9,546.96           9,851.87         9,749.84
09/30/1999        8,630.00                  9,318.40            9,027.83           9,221.27         9,653.98
10/31/1999        8,160.00                  9,677.58            9,445.72           9,146.23        10,154.47
11/30/1999        8,350.00                  9,829.57           10,995.30           9,547.33        10,438.83
12/31/1999        8,990.00                 10,401.04           12,133.70          10,160.10        11,282.46
01/31/2000        7,980.00                  9,902.32           11,111.10           9,063.38        10,647.01
02/29/2000        7,430.00                  9,184.17           12,282.20           8,801.60        10,674.45
03/31/2000        7,840.00                  9,917.10           12,515.88           9,098.08        11,410.93
04/30/2000        7,810.00                  9,752.12           11,187.73           8,945.56        10,927.15
05/31/2000        7,330.00                  9,579.90           10,642.74           8,936.52        10,649.02
06/30/2000        7,470.00                  9,523.09           11,709.25           8,975.87        11,006.27
07/31/2000        7,620.00                  9,596.56           12,205.86           8,954.85        10,695.11
08/31/2000        7,850.00                 10,251.92           12,442.16           9,010.83        11,041.69
09/30/2000        7,570.00                  9,748.26           11,398.29           8,295.40        10,453.28
10/31/2000        7,640.00                 10,047.29           10,862.34           8,598.98        10,276.84
11/30/2000        7,750.00                  9,560.75           10,218.16           8,782.05         9,651.62
12/31/2000        8,740.00                  9,910.53           11,033.47           8,734.87         9,806.46
01/31/2001        9,120.00                 10,012.01           11,769.51           8,730.47         9,995.31
02/28/2001        9,220.00                  9,673.46           10,808.73           8,327.17         9,149.47
03/31/2001        8,410.00                  9,113.47            9,399.31           7,727.37         8,546.97
04/30/2001        8,570.00                  9,912.03            9,889.03           8,018.96         9,177.00
05/31/2001        8,880.00                 10,100.05            9,771.91           7,955.66         9,059.68
06/30/2001        8,800.00                  9,726.64            9,677.22           7,781.39         8,774.56
07/31/2001        8,620.00                  9,756.48            9,139.40           7,353.89         8,657.28
08/31/2001        8,570.00                  9,250.04            8,281.56           7,037.86         8,240.46
09/30/2001        7,530.00                  8,232.49            7,443.24           5,688.41         7,513.24
10/31/2001        7,600.00                  8,454.19            7,547.48           6,053.58         7,656.71
11/30/2001        8,410.00                  9,202.98            8,467.69           6,563.20         8,108.52
12/31/2001        8,680.00                  9,438.42            8,557.57           6,679.31         8,158.67
01/31/2002        8,400.00                  9,286.67            8,053.62           6,427.55         7,910.67
02/28/2002        8,390.00                  9,482.24            7,872.62           6,128.62         7,841.09
03/31/2002        8,980.00                  9,770.47            8,367.34           6,351.05         8,186.49
04/30/2002        9,080.00                  9,349.61            8,746.89           6,267.22         7,908.23
05/31/2002        9,070.00                  9,356.45            8,635.56           5,981.98         7,921.42
06/30/2002        8,720.00                  8,723.52            8,098.12           5,434.47         7,439.42
07/31/2002        8,130.00                  8,255.77            7,846.53           4,806.79         6,811.70
08/31/2002        8,110.00                  8,206.83            7,732.89           4,710.00         6,823.33
09/30/2002        7,220.00                  7,201.47            7,002.62           3,978.45         6,072.08
10/31/2002        7,640.00                  7,982.39            7,294.50           4,272.98         6,519.50
11/30/2002        7,850.00                  8,480.92            7,794.33           4,432.35         6,870.01
12/31/2002        7,480.00                  7,964.39            7,218.07           4,055.69         6,536.23
01/31/2003        6,990.00                  7,699.37            7,169.92           3,625.21         6,337.04
02/28/2003        6,470.00                  7,566.24            7,065.75           3,288.70         6,226.14
03/31/2003        6,450.00                  7,674.49            6,773.03           3,163.66         6,205.59
04/30/2003        7,180.00                  8,154.45            6,886.32           3,579.81         6,755.51
05/31/2003        8,040.00                  8,539.18            7,548.47           3,804.16         7,140.13
06/30/2003        8,140.00                  8,681.76            7,622.28           3,892.30         7,262.81
07/31/2003        8,600.00                  8,935.28            8,068.63           4,171.27         7,409.44
08/31/2003        9,170.00                  9,133.43            8,765.51           4,285.39         7,568.61
09/30/2003        9,090.00                  9,009.83            9,050.64           4,108.63         7,614.16
10/31/2003        9,690.00                  9,539.08            9,830.19           4,401.69         8,065.24
11/30/2003        9,470.00                  9,546.73            9,974.39           4,335.64         8,187.14
12/31/2003        9,960.00                 10,217.16           10,192.08           4,425.48         8,700.14

AVERAGE ANNUAL TOTAL RETURN

1 year                  33.16%
Since inception         -0.09%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.


                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN PHARMACEUTICAL/HEALTHCARE SECTOR FUND
CURIAN CAPITAL       (FORMERLY JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/Curian Pharmaceutical/ Healthcare Sector Fund is a high total return through a combination of capital appreciation and divided income.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%.

Despite the concerns over rising health care costs, the Medicare reform bill passed by Congress in November is positive for pharmaceutical companies, in particular, because it did not include price controls. Large-cap pharmaceuticals, in our opinion, are the best value within the Health Care sector. Valuations, in our opinion, are attractive. In fact, drug stocks have been performing better since the passage of the Medicare bill, which contained a prescription drug benefit for seniors. The lack of price controls was critical to this industry because companies collectively spend an estimated $32 billion a year on R&D and spend $800 million on average to develop and market new drugs, according to the Pharmaceutical Research and Manufacturers of America (PhRMA).

With respect to biotechnology, we believe that growth investors will have interest in biotechnology stocks for years to come simply because the industry targets so many critical diseases impacting millions of people. The potential for future blockbuster drugs might be greatest in biotechs.

The following S&P group returns reflect how health care stocks fared in 2003:
Health Care Equipment & Services (+25.4%), Biotechnology (+25.0%) and Pharmaceuticals (+5.1%).

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P Health Care Index is expected to rise 15% in 2004. In 2003, earnings rose an estimated 10%.

The top performing stocks in 2003 were the following: AdvancePCS (+137.7%), Guidant (+96.1%), Barr Pharmaceuticals (+77.3%), Zimmer Holdings (+69.6%), Express Scripts (+38.3%) and Wellpoint Health Networks (+36.3%).

The stocks that declined in 2003 were the following: Biovail (-18.6%), Merck (-11.2%) and Johnson & Johnson (-2.1%).

Effective December 15, 2003, the Fund's investment policy was changed to utilize a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Healthcare Index.

JNL/CURIAN PHARMACEUTICAL/HEALTHCARE SECTOR FUND

        [GRAPH OMITTED]

Date         JNL/Curian Pharmaceutical/   Morgan Stanley Healthcare     Dow Jones US         Russell 1000
                 Healthcare Sector             Product Index           Healthcare Index    Healthcare Index

07/02/1999           10,000.00                    10,000.00                10,000.00           10,000.00
07/31/1999            9,500.00                     9,817.94                 9,364.39            9,331.28
08/31/1999            9,590.00                     9,975.46                 9,670.94            9,628.33
09/30/1999            9,080.00                     9,117.21                 8,911.72            8,845.76
10/31/1999            9,370.00                     9,476.79                 9,887.10            9,798.92
11/30/1999            9,880.00                     9,772.52                10,029.66            9,898.28
12/31/1999            9,740.00                     9,728.82                 9,418.70            9,156.73
01/31/2000           10,320.00                    10,007.53                10,068.96            9,711.30
02/29/2000           10,680.00                     9,944.30                 9,570.19            8,828.05
03/31/2000           10,610.00                    10,088.64                 9,778.84            9,268.43
04/30/2000           10,510.00                    10,462.57                10,269.75            9,892.46
05/31/2000           10,560.00                    10,679.44                10,698.49           10,421.45
06/30/2000           12,080.00                    11,490.71                11,825.36           11,179.28
07/31/2000           11,930.00                    11,027.64                11,165.10           10,495.57
08/31/2000           12,940.00                    11,733.62                11,412.34           10,773.70
09/30/2000           13,480.00                    11,844.64                11,917.55           11,259.08
10/31/2000           13,370.00                    11,938.57                12,238.03           11,565.71
11/30/2000           13,430.00                    12,340.38                12,460.26           11,924.11
12/31/2000           13,600.00                    12,718.67                12,868.63           12,289.43
01/31/2001           12,710.00                    12,068.87                11,756.77           11,246.45
02/28/2001           12,910.00                    12,343.56                11,658.16           11,219.55
03/31/2001           11,750.00                    11,840.66                10,674.91           10,330.52
04/30/2001           12,360.00                    12,027.96                11,091.50           10,741.11
05/31/2001           12,760.00                    12,571.48                11,245.49           10,921.36
06/30/2001           12,920.00                    12,297.03                10,887.13           10,518.22
07/31/2001           13,050.00                    12,667.97                11,230.84           10,924.18
08/31/2001           12,750.00                    12,569.91                10,849.62           10,582.72
09/30/2001           12,580.00                    12,354.63                10,826.75           10,614.26
10/31/2001           12,420.00                    12,774.11                10,882.48           10,632.46
11/30/2001           12,710.00                    13,224.21                11,434.84           11,150.28
12/31/2001           12,670.00                    13,302.64                11,102.92           10,804.61
01/31/2002           11,940.00                    12,831.49                10,859.97           10,642.85
02/28/2002           11,550.00                    12,877.20                10,824.96           10,636.95
03/31/2002           11,700.00                    12,934.26                10,889.63           10,692.69
04/30/2002           11,180.00                    11,920.68                10,202.22           10,030.20
05/31/2002           10,670.00                    11,758.79                 9,973.56            9,836.09
06/30/2002            9,510.00                    10,736.85                 9,057.13            8,912.68
07/31/2002            9,370.00                    10,629.30                 8,826.32            8,714.55
08/31/2002            9,290.00                    10,585.51                 8,869.91            8,823.65
09/30/2002            8,860.00                    10,215.65                 8,341.85            8,228.76
10/31/2002            9,080.00                    10,985.14                 8,773.09            8,705.74
11/30/2002            8,970.00                    11,552.76                 9,009.61            8,897.96
12/31/2002            8,790.00                    11,323.76                 8,677.33            8,596.70
01/31/2003            8,870.00                    11,435.77                 8,641.25            8,584.39
02/28/2003            8,840.00                    11,401.21                 8,454.39            8,409.41
03/31/2003            9,200.00                    11,556.29                 8,776.30            8,728.70
04/30/2003            9,530.00                    12,362.51                 9,096.06            9,047.25
05/31/2003           10,340.00                    13,253.87                 9,374.74            9,306.85
06/30/2003           10,770.00                    13,777.32                 9,741.31            9,632.03
07/31/2003           10,600.00                    13,807.12                 9,750.95            9,579.55
08/31/2003           10,490.00                    13,654.04                 9,409.75            9,289.94
09/30/2003           10,420.00                    13,828.61                 9,426.54            9,321.49
10/31/2003           10,540.00                    14,109.55                 9,534.80            9,402.03
11/30/2003           10,920.00                    14,462.84                 9,702.01            9,590.66
12/31/2003           11,280.00                    15,232.22                10,219.71           10,110.43

AVERAGE ANNUAL TOTAL RETURN

1 year                  28.33%
Since inception          2.72%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN 25 FUND
CURIAN CAPITAL       (FORMERLY JNL/FIRST TRUST TARGET 25 FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/Curian 25 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%. The companies in the S&P 500 Index produced net income of $474 billion in 2003, up from $179 billion in 2002, and higher than the $445 billion posted in 2000, according to Thomson Financial. Profits after adjusting for some costs jumped 17% in 2003, up from a 0.1% gain in 2002. Profits in 2003 fell just shy of the 18% gain posted in 1999.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Index is expected to rise 12.8% in 2004. In 2003, earnings rose an estimated 17.0%.

The Fund outperformed the S&P 500 Index in 2003. The top performers were the following: Moore Wallace (+105.8%), Georgia-Pacific (+94.8%), Rockwell Automation (+76.6), Rayonier REIT (+68.3%), Briggs & Stratton (+62.8%) and Sunoco, Inc. (+58.4%). The only stock that declined was: Schering-Plough (-19.1%).

As of December 31, value investing was outpacing growth investing in 2003, as measured by Standard & Poors. The S&P Barra Value Index gained 31.8% while the S&P Barra Growth Index was up 25.7%.

JNL/CURIAN 25 FUND

        [GRAPHIC OMITTED]

Date         JNL/Curian 25 Fund  S&P Mid 400 Barra Value Index   S&P 500 Index

07/02/1999        10,000.00              10,000.00                 10,000.00
07/31/1999         9,430.00               9,846.18                  9,558.42
08/31/1999         9,000.00               9,473.08                  9,511.15
09/30/1999         8,520.00               9,006.65                  9,250.40
10/31/1999         8,190.00               9,186.37                  9,835.78
11/30/1999         8,120.00               9,372.90                 10,035.73
12/31/1999         8,300.00               9,662.93                 10,626.79
01/31/2000         7,530.00               9,245.62                 10,092.87
02/29/2000         6,970.00               8,906.58                  9,901.81
03/31/2000         7,800.00              10,269.43                 10,870.51
04/30/2000         8,070.00              10,174.83                 10,543.47
05/31/2000         7,870.00              10,470.18                 10,327.14
06/30/2000         7,370.00              10,001.49                 10,581.72
07/31/2000         7,320.00              10,393.01                 10,416.28
08/31/2000         7,650.00              11,136.32                 11,063.28
09/30/2000         7,010.00              11,302.27                 10,479.19
10/31/2000         7,500.00              11,193.86                 10,434.89
11/30/2000         7,170.00              11,208.67                  9,612.22
12/31/2000         7,940.00              12,356.21                  9,659.25
01/31/2001         8,150.00              12,906.43                 10,001.95
02/28/2001         8,390.00              12,478.51                  9,089.94
03/31/2001         7,980.00              11,913.74                  8,514.09
04/30/2001         8,620.00              12,992.26                  9,175.72
05/31/2001         9,010.00              13,266.43                  9,237.20
06/30/2001         8,820.00              13,287.45                  9,012.38
07/31/2001         8,940.00              13,288.84                  8,923.64
08/31/2001         9,200.00              13,019.44                  8,365.02
09/30/2001         7,880.00              11,560.05                  7,689.53
10/31/2001         8,090.00              11,740.76                  7,836.15
11/30/2001         8,820.00              12,454.71                  8,437.25
12/31/2001         9,070.00              13,238.75                  8,511.29
01/31/2002         9,110.00              13,236.17                  8,392.14
02/28/2002         9,440.00              13,550.05                  8,230.30
03/31/2002         9,950.00              14,553.05                  8,539.84
04/30/2002        10,040.00              14,771.38                  8,022.08
05/31/2002         9,990.00              14,514.80                  7,962.98
06/30/2002         9,440.00              13,698.68                  7,395.80
07/31/2002         8,540.00              12,278.07                  6,819.23
08/31/2002         8,600.00              12,385.78                  6,863.97
09/30/2002         7,710.00              11,166.44                  6,117.99
10/31/2002         7,830.00              11,620.91                  6,656.48
11/30/2002         8,350.00              12,366.86                  7,048.27
12/31/2002         8,010.00              11,897.59                  6,630.43
01/31/2003         7,390.00              11,485.75                  6,456.73
02/28/2003         7,410.00              11,243.09                  6,359.86
03/31/2003         7,290.00              11,207.12                  6,421.61
04/30/2003         7,790.00              12,117.02                  6,950.58
05/31/2003         8,260.00              13,300.82                  7,316.79
06/30/2003         8,370.00              13,355.88                  7,410.09
07/31/2003         8,730.00              13,757.41                  7,540.76
08/31/2003         9,160.00              14,458.62                  7,687.80
09/30/2003         8,860.00              14,316.86                  7,606.21
10/31/2003         9,450.00              15,489.23                  8,036.42
11/30/2003         9,710.00              16,100.74                  8,107.13
12/31/2003        10,640.00              16,678.50                  8,532.37

AVERAGE ANNUAL TOTAL RETURN

1 year                  32.83%
Since inception          1.39%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN SMALL-CAP FUND
CURIAN CAPITAL       (FORMERLY JNL/FIRST SMALL-CAP FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/Curian Small-Cap Fund is a high total return through capital appreciation.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%.

Historically, small-cap stocks often outperform large-caps in the first year of a bull market. Small-caps delivered as advertised by outperforming large-caps in 2003. The S&P 600 Index appreciated 36.7% in 2003, vs. a 24.2% gain posted by the S&P 500 Index.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 600 Index is expected to rise 27.3% in 2004. In 2003, earnings rose an estimated 11.0%.

The Fund outperformed the Russell 2000 Index, a small-cap benchmark, in 2003. The top performers were the following: OmniVision Technologies (+307.1%), Hovnanian Enterprises (+174.6%), Sierra Health Services (+128.6%), Engineered Support System (+125.5), Flagstar Bancorp (+102.9%), Merit Medical Systems (+98.7%), Guitar Center (+97.1%) and Patina Oil (+94.8%). The only stock that declined was FTI Consulting (-12.7%).

As of December 31, value investing was outpacing growth investing in 2003, as measured by Standard & Poors. The S&P 600 Barra Value Index gained 40.1% while the S&P 600 Barra Growth Index was up 37.3%.

JNL/CURIAN SMALL-CAP FUND

        [GRAPHIC OMITTED]

Date         JNL/Curian Small-Cap Fund   Russell 2000 Index

07/2/1999           10,000.00               10,000.00
07/31/1999           9,780.00                9,749.18
08/31/1999           9,310.00                9,390.31
09/30/1999           9,560.00                9,390.16
10/31/1999           9,650.00                9,430.07
11/30/1999          10,770.00               10,004.17
12/31/1999          12,380.00               11,136.72
01/31/2000          11,560.00               10,955.82
02/29/2000          15,210.00               12,766.85
03/31/2000          14,830.00               11,926.69
04/30/2000          13,050.00               11,208.69
05/31/2000          12,130.00               10,554.19
06/30/2000          13,760.00               11,476.75
07/31/2000          13,050.00               11,117.63
08/31/2000          14,940.00               11,961.63
09/30/2000          14,470.00               11,607.37
10/31/2000          14,330.00               11,090.21
11/30/2000          14,240.00                9,951.16
12/31/2000          15,130.00               10,811.64
01/31/2001          15,320.00               11,374.61
02/28/2001          14,900.00               10,628.50
03/31/2001          13,710.00               10,108.93
04/30/2001          14,940.00               10,899.44
05/31/2001          15,100.00               11,166.53
06/30/2001          15,520.00               11,547.64
07/31/2001          14,070.00               10,938.28
08/31/2001          13,360.00               10,584.87
09/30/2001          11,810.00                9,158.82
10/31/2001          12,710.00                9,695.69
11/30/2001          13,620.00               10,446.77
12/31/2001          14,540.00               11,145.24
01/31/2002          14,700.00               10,977.64
02/28/2002          14,400.00               10,677.25
03/31/2002          15,530.00               11,536.14
04/30/2002          15,760.00               11,641.06
05/31/2002          15,130.00               11,124.54
06/30/2002          14,420.00               10,571.63
07/31/2002          11,930.00                8,974.82
08/31/2002          11,780.00                8,951.85
09/30/2002          11,310.00                8,308.82
10/31/2002          11,520.00                8,575.05
11/30/2002          12,470.00                9,340.13
12/31/2002          11,970.00                8,820.94
01/31/2003          11,380.00                8,577.84
02/28/2003          11,350.00                8,318.73
03/31/2003          11,820.00                8,425.80
04/30/2003          12,670.00                9,224.33
05/31/2003          13,870.00               10,214.11
06/30/2003          14,130.00               10,399.80
07/31/2003          14,810.00               11,050.05
08/31/2003          15,750.00               11,557.01
09/30/2003          15,310.00               11,344.01
10/31/2003          17,080.00               12,296.34
11/30/2003          18,020.00               12,732.67
12/31/2003          17,720.00               12,992.53

AVERAGE ANNUAL TOTAL RETURN

1 year                  48.04%
Since inception         13.58%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN TECHNOLOGY SECTOR FUND
CURIAN CAPITAL       (FORMERLY JNL/FIRST TRUST TECHNOLOGY SECTOR FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/Curian Technology Sector Fund is a high total return through capital appreciation.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%.

The following S&P group returns reflect how technology stocks fared in 2003 (12/12): Communications-Equipment (+75.1%), Computers & Peripherals (+30.0%), Software & Services (+18.6%). The Philadelphia Semiconductor Index gained 71.9%. The combination of an increase in business spending, declining prices on many products and services and cost-cutting initiatives, in our opinion, helped boost the sales and profits of technology companies in 2003. Tax reform contributed as well by providing companies with accelerated depreciation incentives on equipment purchased by the end of 2004. Looking ahead to 2004, global spending on semiconductor chips is expected to rise 19.5%, after growing 16% in 2003, according to the Semiconductor Industry Association. After three consecutive years of declines, global spending on computer hardware is expected to rise 4.8% in 2004, according to researcher IDC.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P Information Technology Index is expected to rise 33% in 2004. In 2003, earnings rose an estimated 87%.

The top performing stocks in 2003 were the following: Veritas Software (+137.0%), Broadcom (+125.9%), SAP AG (+118.3%), Intel (+106.6%), Electronic
Arts (+91.6%), UTStarcom (+86.9%) and Cisco Systems (85.0%).

No stocks declined in 2003.

Effective December 15, 2003, the Fund's investment policy was changes to utilize a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Technology Index.

JNL/CURIAN TECHNOLOGY SECTOR FUND

        [GRAPH OMITTED]

Date         JNL/Curian Technology   Morgan Stanley High   Dow Jones US Technology    Russell 1000
                  Sector Fund             Tech Index                 Index             Tech Index

07/2/1999          10,000.00               10,000.00              10,000.00            10,000.00
07/31/1999          9,840.00                9,571.36               9,699.84             9,727.94
08/31/1999         10,410.00               10,108.33              10,344.02            10,365.98
09/30/1999         10,720.00               10,424.61              10,221.34            10,197.00
10/31/1999         11,680.00               11,091.44              10,503.71            10,371.38
11/30/1999         13,030.00               12,997.26              11,769.34            11,655.92
12/31/1999         15,390.00               15,591.40              14,282.11            13,953.03
01/31/2000         14,340.00               14,905.32              13,603.70            13,327.04
02/29/2000         18,660.00               17,569.02              15,901.86            15,660.90
03/31/2000         19,370.00               17,990.62              16,996.88            16,662.98
04/30/2000         18,670.00               16,576.65              15,242.43            15,220.68
05/31/2000         16,770.00               15,370.15              13,438.72            13,620.59
06/30/2000         19,100.00               17,215.67              15,430.59            15,254.63
07/31/2000         17,820.00               16,691.47              14,512.70            14,527.70
08/31/2000         20,460.00               18,927.40              16,455.07            16,510.92
09/30/2000         18,120.00               16,123.55              13,808.32            13,861.82
10/31/2000         16,670.00               15,732.28              12,859.91            13,009.94
11/30/2000         12,240.00               12,016.88               9,861.22            10,094.84
12/31/2000         12,180.00               11,331.44               9,000.04             9,207.47
01/31/2001         13,330.00               13,350.41              10,452.41            10,579.26
02/28/2001          8,870.00               10,071.11               7,482.79             7,594.98
03/31/2001          7,530.00                8,894.84               6,460.96             6,487.99
04/30/2001          9,080.00               10,308.14               7,666.39             7,636.63
05/31/2001          8,640.00                9,662.36               7,322.13             7,285.57
06/30/2001          8,110.00                9,836.39               7,390.51             7,304.78
07/31/2001          7,350.00                9,253.91               6,868.06             6,851.30
08/31/2001          6,070.00                8,136.60               5,999.55             5,980.28
09/30/2001          4,680.00                6,349.30               4,697.14             4,789.01
10/31/2001          5,740.00                7,501.37               5,580.79             5,653.15
11/30/2001          6,830.00                8,726.88               6,536.42             6,596.64
12/31/2001          6,720.00                8,724.60               6,439.21             6,458.96
01/31/2002          7,000.00                8,554.28               6,517.07             6,550.26
02/28/2002          6,020.00                7,194.81               5,579.59             5,572.63
03/31/2002          6,660.00                7,734.50               6,006.04             5,921.05
04/30/2002          5,670.00                6,789.28               5,268.02             5,216.23
05/31/2002          5,330.00                6,568.14               5,041.16             5,042.11
06/30/2002          4,570.00                5,653.28               4,373.67             4,383.83
07/31/2002          4,130.00                5,104.17               3,984.60             4,010.40
08/31/2002          4,000.00                4,989.62               3,915.39             3,972.63
09/30/2002          3,500.00                4,062.98               3,209.33             3,256.33
10/31/2002          4,180.00                4,956.12               3,916.35             3,935.78
11/30/2002          4,840.00                5,823.64               4,614.47             4,614.60
12/31/2002          4,220.00                4,902.67               3,939.30             3,959.39
01/31/2003          4,170.00                4,918.36               3,903.61             3,906.68
02/28/2003          4,150.00                4,912.99               3,984.36             3,992.11
03/31/2003          4,160.00                4,905.79               3,927.28             3,925.99
04/30/2003          4,520.00                5,414.59               4,297.98             4,283.16
05/31/2003          5,020.00                6,262.78               4,710.96             4,667.45
06/30/2003          5,050.00                6,262.91               4,699.07             4,647.26
07/31/2003          5,320.00                6,591.37               4,975.19             4,926.60
08/31/2003          5,770.00                7,195.53               5,291.57             5,231.89
09/30/2003          5,510.00                7,035.13               5,238.70             5,204.92
10/31/2003          6,050.00                7,748.30               5,740.49             5,675.62
11/30/2003          6,100.00                7,933.24               5,836.50             5,768.73
12/31/2003          6,130.00                8,136.73               5,924.09             5,899.10

AVERAGE ANNUAL TOTAL RETURN

1 year                  45.26%
Since inception        -10.32%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN THE DOWSM 10 FUND
CURIAN CAPITAL       (FORMERLY JNL/FIRST THE DOW TARGET 10 FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/Curian The Dow 10 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%.

From a psychological standpoint, the DJIA managed to crack the 10,000 barrier on December 11. The last time the index was above 10,000 was May 24, 2002.

Two companies that dragged down the performance of the Portfolio in 2003 were Eastman Kodak and AT&T Corp. Kodak's stock price came under pressure when the company announced it was shifting from the traditional film business to the digital marketplace and when it announced that it was reducing its dividend by 70%, the first cut since it started paying a dividend in 1902. AT&T's stock was down due to weakness in its traditional long distance business. The firm cited pricing pressures caused by an increase in competition from local telephone companies entering the long distance market for why revenues were declining. Another reason why the Portfolio lagged the index was the strong performance posted by Intel (+106%) and Home Depot (+49%) in 2003. These two companies were added to the DJIA in November 1999 to potentially boost the index's return, which was accomplished in 2003.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 13% in 2004. In 2003, earnings rose an estimated 0%, or flat.

The Fund lagged the DJIA in 2003. The top performers were the following:
Caterpillar (+86.1%), J.P. Morgan Chase (+60.3%), General Motors (+52.9%), Honeywell Int'l (+43.3%), Altria Group (+42.7%), General Electric (+30.7%) and Du Pont (E.I.) (+12.0%). The following stocks declined: Eastman Kodak (-23.8%) and AT&T Corp.
(-18.8%).

As of December 31, value investing was outpacing growth investing in 2003, as measured by Standard & Poors. The S&P Barra Value Index gained 31.8% while the S&P Barra Growth Index was up 25.7%.

JNL/CURIAN THE DOW 10 FUND

        [GRAPHIC OMITTED]


Date         JNL/Curian The Dow 10 Fund      Dow Jones Industrial Average

07/31/1999             9,420.00                        9,570.62
08/31/1999             9,600.00                        9,749.79
09/30/1999             9,160.00                        9,318.40
10/31/1999             9,020.00                        9,677.58
11/30/1999             8,720.00                        9,829.57
12/31/1999             8,730.00                       10,401.04
01/31/2000             8,410.00                        9,902.32
02/29/2000             7,700.00                        9,184.17
03/31/2000             8,280.00                        9,917.10
04/30/2000             8,360.00                        9,752.12
05/31/2000             8,290.00                        9,579.90
06/30/2000             7,590.00                        9,523.09
07/31/2000             7,820.00                        9,596.56
08/31/2000             8,590.00                       10,251.92
09/30/2000             8,010.00                        9,748.26
10/31/2000             8,510.00                       10,047.29
11/30/2000             8,170.00                        9,560.75
12/31/2000             9,180.00                        9,910.53
01/31/2001             9,010.00                       10,012.01
02/28/2001             9,040.00                        9,673.46
03/31/2001             8,630.00                        9,113.47
04/30/2001             9,200.00                        9,912.03
05/31/2001             9,560.00                       10,100.05
06/30/2001             9,450.00                        9,726.64
07/31/2001             9,500.00                        9,756.48
08/31/2001             9,150.00                        9,250.04
09/30/2001             8,440.00                        8,232.49
10/31/2001             8,180.00                        8,454.19
11/30/2001             8,780.00                        9,202.98
12/31/2001             8,920.00                        9,371.45
01/31/2002             8,960.00                        9,286.67
02/28/2002             9,320.00                        9,482.24
03/31/2002             9,620.00                        9,770.47
04/30/2002             9,340.00                        9,349.61
05/31/2002             9,600.00                        9,356.45
06/30/2002             8,770.00                        8,723.52
07/31/2002             8,140.00                        8,255.77
08/31/2002             8,110.00                        8,206.83
09/30/2002             6,890.00                        7,201.47
10/31/2002             7,590.00                        7,982.39
11/30/2002             8,400.00                        8,480.92
12/31/2002             8,040.00                        7,964.39
01/31/2003             7,350.00                        7,699.37
02/28/2003             7,170.00                        7,566.24
03/31/2003             7,030.00                        7,674.49
04/30/2003             7,760.00                        8,154.45
05/31/2003             8,300.00                        8,539.18
06/30/2003             8,450.00                        8,681.76
07/31/2003             8,730.00                        8,935.28
08/31/2003             8,990.00                        9,133.43
09/30/2003             8,640.00                        9,009.83
10/31/2003             9,070.00                        9,539.08
11/30/2003             9,220.00                        9,546.73
12/31/2003            10,110.00                       10,217.16

AVERAGE ANNUAL TOTAL RETURN

1 year                  25.75%
Since inception          0.24%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN THE DOWSM 5 FUND
CURIAN CAPITAL       (FORMERLY JNL/FIRST TRUST THE DOW TARGET 5 FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/Curian The Dow 5 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%.

From a psychological standpoint, the DJIA managed to crack the 10,000 barrier on December 11. The last time the index was above 10,000 was May 24, 2002. The company that dragged down the performance of the Portfolio was AT&T Corp. The stock was down due to weakness in its traditional long distance business. The firm cited pricing pressures caused by an increase in competition from local telephone companies entering the long distance market for why revenues were declining.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 13% in 2004. In 2003, earnings rose an estimated 0%, or flat.

The Portfolio significantly lagged the DJIA in 2003. J.P. Morgan Chase, Honeywell Int'l and General Electric appreciated by +60.3%, +43.3% and +30.7%, respectively. AT&T Corp. declined by 18.8% .

As of December 31, value investing was outpacing growth investing in 2003, as measured by Standard & Poors. The S&P Barra Value Index gained 31.8% while the S&P Barra Growth Index was up 25.7%.

JNL/CURIAN THE DOW 5 FUND

        [GRAPHIC OMITTED]

Date             JNL/Curian The Dow 5 Fund    Dow Jones Industrial Average

07/02/1999             10,000.00                     10,000.00
07/31/1999              9,340.00                      9,570.62
08/31/1999              9,320.00                      9,749.79
09/30/1999              8,720.00                      9,318.40
10/31/1999              8,420.00                      9,677.58
11/30/1999              7,870.00                      9,829.57
12/31/1999              7,790.00                     10,401.04
01/31/2000              7,420.00                      9,902.32
02/29/2000              6,750.00                      9,184.17
03/31/2000              7,290.00                      9,917.10
04/30/2000              7,650.00                      9,752.12
05/31/2000              7,090.00                      9,579.90
06/30/2000              6,300.00                      9,523.09
07/31/2000              6,450.00                      9,596.56
08/31/2000              6,680.00                     10,251.92
09/30/2000              6,280.00                      9,748.26
10/31/2000              6,870.00                     10,047.29
11/30/2000              6,780.00                      9,560.75
12/31/2000              7,760.00                      9,910.53
01/31/2001              7,770.00                     10,012.01
02/28/2001              7,850.00                      9,673.46
03/31/2001              7,570.00                      9,113.47
04/30/2001              8,020.00                      9,912.03
05/31/2001              8,390.00                     10,100.05
06/30/2001              8,020.00                      9,726.64
07/31/2001              8,250.00                      9,756.48
08/31/2001              8,050.00                      9,250.04
09/30/2001              7,460.00                      8,232.49
10/31/2001              6,870.00                      8,454.19
11/30/2001              7,320.00                      9,202.98
12/31/2001              7,500.00                      9,438.42
01/31/2002              7,320.00                      9,286.67
02/28/2002              7,460.00                      9,482.24
03/31/2002              7,760.00                      9,770.47
04/30/2002              7,360.00                      9,349.61
05/31/2002              7,690.00                      9,356.45
06/30/2002              7,300.00                      8,723.52
07/31/2002              6,610.00                      8,255.77
08/31/2002              6,430.00                      8,206.83
09/30/2002              5,470.00                      7,201.47
10/31/2002              6,240.00                      7,982.39
11/30/2002              6,960.00                      8,480.92
12/31/2002              6,600.00                      7,964.39
01/31/2003              5,950.00                      7,699.37
02/28/2003              5,670.00                      7,566.24
03/31/2003              5,570.00                      7,674.49
04/30/2003              6,430.00                      8,154.45
05/31/2003              6,950.00                      8,539.18
06/30/2003              7,060.00                      8,681.76
07/31/2003              7,200.00                      8,935.28
08/31/2003              7,280.00                      9,133.43
09/30/2003              7,110.00                      9,009.83
10/31/2003              7,370.00                      9,539.08
11/30/2003              7,300.00                      9,546.73
12/31/2003              7,890.00                     10,217.16

AVERAGE ANNUAL TOTAL RETURN

1 year                  19.55%
Since inception         -5.14%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN THE S&P(R) 10 FUND
CURIAN CAPITAL       (FORMERLY JNL/FIRST TRUST THE S&P TARGET 10 FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/Curian The S&P 10 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%. The companies in the S&P 500 Index produced net income of $474 billion in 2003, up from $179 billion in 2002, and higher than the $445 billion posted in 2000, according to Thomson Financial. Profits after adjusting for some costs jumped 17% in 2003, up from a 0.1% gain in 2002. Profits in 2003 fell just shy of the 18% gain posted in 1999.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Index is expected to rise 12.8% in 2004. In 2003, earnings rose an estimated 17.0%.

The Fund lagged the S&P 500 Index in 2003. The top performers were the following: Fortune Brands (+57.0%), Halliburton (+42.1%), UnitedHealth Group (+39.4%), WellPoint Health Networks (+36.3%) and Entergy Corp. (+29.4%). The following stocks declined: Eastman Kodak (-23.8%) and Lockheed Martin (-9.9%).

As of December 31, value investing was outpacing growth investing in 2003, as measured by Standard & Poors. The S&P Barra Value Index gained 31.8% while the S&P Barra Growth Index was up 25.7%.

JNL/CURIAN THE S&P 10 FUND

        [GRAPHIC OMITTED]

Date                 JNL/Curian The S&P 10 Fund       S&P 500 Index
07/02/1999                  10,000.00                   10,000.00
07/31/1999                   9,610.00                    9,558.42
08/31/1999                   9,540.00                    9,511.15
09/30/1999                   9,250.00                    9,250.40
10/31/1999                   9,780.00                    9,835.78
11/30/1999                  10,520.00                   10,035.73
12/31/1999                  11,060.00                   10,626.79
01/31/2000                  10,580.00                   10,092.87
02/29/2000                  10,660.00                    9,901.81
03/31/2000                  11,650.00                   10,870.51
04/30/2000                  11,490.00                   10,543.47
05/31/2000                  10,080.00                   10,327.14
06/30/2000                   9,910.00                   10,581.72
07/31/2000                  10,430.00                   10,416.28
08/31/2000                  11,870.00                   11,063.28
09/30/2000                  11,710.00                   10,479.19
10/31/2000                  12,340.00                   10,434.89
11/30/2000                  11,070.00                    9,612.22
12/31/2000                  11,970.00                    9,659.25
01/31/2001                  11,290.00                   10,001.95
02/28/2001                  11,350.00                    9,089.94
03/31/2001                  11,110.00                    8,514.09
04/30/2001                  11,780.00                    9,175.72
05/31/2001                  11,360.00                    9,237.20
06/30/2001                  11,070.00                    9,012.38
07/31/2001                  11,140.00                    8,923.64
08/31/2001                  10,570.00                    8,365.02
09/30/2001                  10,070.00                    7,689.53
10/31/2001                   9,760.00                    7,836.15
11/30/2001                   9,620.00                    8,437.25
12/31/2001                   9,410.00                    8,511.29
01/31/2002                   9,560.00                    8,392.14
02/28/2002                   9,470.00                    8,230.30
03/31/2002                   9,990.00                    8,539.84
04/30/2002                  10,090.00                    8,022.08
05/31/2002                  10,390.00                    7,962.98
06/30/2002                   9,820.00                    7,395.80
07/31/2002                   8,820.00                    6,819.23
08/31/2002                   8,800.00                    6,863.97
09/30/2002                   8,250.00                    6,117.99
10/31/2002                   8,040.00                    6,656.48
11/30/2002                   8,200.00                    7,048.27
12/31/2002                   7,710.00                    6,630.43
01/31/2003                   7,390.00                    6,456.73
02/28/2003                   7,210.00                    6,359.86
03/31/2003                   7,540.00                    6,421.61
04/30/2003                   7,760.00                    6,950.58
05/31/2003                   8,260.00                    7,316.79
06/30/2003                   8,220.00                    7,410.09
07/31/2003                   8,330.00                    7,540.76
08/31/2003                   8,270.00                    7,687.80
09/30/2003                   8,070.00                    7,606.21
10/31/2003                   8,480.00                    8,036.42
11/30/2003                   8,690.00                    8,107.13
12/31/2003                   9,170.00                    8,532.37

AVERAGE ANNUAL TOTAL RETURN

1 year                  18.94%
Since inception         -1.91%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUNDS
SCHEDULES OF INVESTMENTS (IN THOUSANDS)
December 31, 2003

                                                                             Shares     Value
---------------------------------------------------------------------------------------------
JNL/CURIAN COMMUNICATIONS SECTOR FUND

COMMON STOCKS - 97.6%
---------------------
COMMERCIAL SERVICES - 1.8%
   Wireless Facilities Inc. (b)                                                 10   $    150

TELECOMMUNICATIONS - 75.7%
   Alltel Corp.                                                                  7        347
   AT&T Corp.                                                                   18        361
   BellSouth Corp.                                                              25        709
   CenturyTel Inc.                                                              11        349
   Cincinnati Bell Inc. (b)                                                     51        257
   Citizens Communications Co. (b)                                              27        340
   IDT Corp. (b)                                                                 3         72
   IDT Corp. - Class B (b)                                                       8        193
   Qwest Communications International Inc. (b)                                  96        417
   SBC Communications Inc.                                                      45      1,174
   Sprint Corp. - FON Group                                                     23        371
   Telephone & Data Systems Inc.                                                 6        344
   Verizon Communications Inc.                                                  37      1,311
                                                                                     --------
                                                                                        6,245
WIRELESS TELECOMMUNICATIONS - 20.1%
   AT&T Wireless Services Inc. (b)                                              47        378
   Nextel Communications Inc. (b)                                               13        378
   Nextel Partners Inc. (b)                                                      9        116
   Sprint Corp. - PCS Group (b)                                                 72        406
   US Cellular Corp. (b)                                                         4        126
   Western Wireless Corp. (b)                                                   14        255
                                                                                     --------
                                                                                        1,659
                                                                                     --------

   Total Common Stocks (cost $7,531)                                                    8,053
                                                                                     --------

SHORT TERM INVESTMENTS - 2.4%
-----------------------------
MONEY MARKET FUNDS - 2.4%
   Reich & Tang Institutional Money Market
   Portfolio - Class B, 0.957% (a)                                             197        197
                                                                                     --------

   Total Short Term Investments (cost $197)                                               197
                                                                                     --------

TOTAL INVESTMENTS - 100% (cost $7,728)                                                  8,251
--------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.0%)                                               (7)
-------------------------------------------                                          --------

TOTAL NET ASSETS - 100%                                                              $  8,244
-----------------------                                                              ========

JNL/CURIAN CONSUMER BRANDS SECTOR FUND

COMMON STOCKS - 98.4%
---------------------
ADVERTISING - 1.8%
   Advo Inc.                                                                     -   $      6
   Catalina Marketing Corp. (b)                                                  -          6
   Harte-Hanks Inc.                                                              -          7
   Interpublic Group of Cos. Inc. (b)                                            3         39
   Lamar Advertising Co. (b)                                                     1         20
   Omnicom Group Inc.                                                            1        108
   R.H. Donnelley Corp. (b)                                                      -          8
   ValueVision Media Inc. - Class A (b)                                          -          3
                                                                                     --------
                                                                                          197
AIRLINES - 1.3%
   Airtran Holdings Inc. (b)                                                     -          6
   Alaska Air Group Inc. (b)                                                     -          5
   AMR Corp. (b)                                                                 1        13
   Atlantic Coast Airlines Holdings Inc. (b)                                     -          2
   Continental Airlines Inc. (b)                                                 -          7
   Delta Air Lines Inc.                                                          1          9
   JetBlue Airways Corp. (b)                                                     1         15
   Northwest Airlines Corp. (b)                                                  -          4
   SkyWest Inc.                                                                  -          7
   Southwest Airlines Co.                                                        5         74
                                                                                     --------
                                                                                          141
APPAREL - 2.4%
   Coach Inc. (b)                                                                1         44
   Jones Apparel Group Inc.                                                      1         29
   Kellwood Co.                                                                  -          7
   Liz Claiborne Inc.                                                            1         25
   NIKE Inc.                                                                     1         74
   Phillips-Van Heusen                                                           -          3
   Polo Ralph Lauren Corp.                                                       -          8
   Quiksilver Inc. (b)                                                           -          6
   Reebok International Ltd.                                                     -         12
   Russell Corp.                                                                 -          3
   Stride Rite Corp.                                                             -          3
   Timberland Co. - Class A (b)                                                  -          6
   Tommy Hilfiger Corp. (b)                                                      1          9
   Unifi Inc. (b)                                                                -          2
   V.F. Corp.                                                                    1         24
   Wolverine World Wide Inc.                                                     -          5
                                                                                     --------
                                                                                          260
AUTO MANUFACTURERS - 3.2%
   Ford Motor Co.                                                               11        181
   General Motors Corp.                                                          3        159
                                                                                     --------
                                                                                          340
AUTO PARTS & EQUIPMENT - 2.0%
   American Axle & Manufacturing Holdings Inc. (b)                               -         10
   ArvinMeritor Inc.                                                             -         10
   BorgWarner Inc.                                                               -         15
   Cooper Tire & Rubber Co.                                                      -         10
   Dana Corp.                                                                    1         18
   Delphi Corp.                                                                  3         33
   Goodyear Tire & Rubber Co. (b)                                                1          9
   Johnson Controls Inc.                                                         1         67
   Lear Corp.                                                                    -         27
   Modine Manufacturing Co.                                                      -          5
   Superior Industries International Inc.                                        -          6
   Tower Automotive Inc. (b)                                                     -          2
   Visteon Corp.                                                                 1          8
                                                                                     --------
                                                                                          220
COMMERCIAL SERVICES - 0.8%
   Aramark Corp.                                                                 1         15
   Interactive Data Corp. (b)                                                    -          4
   McKesson Corp.                                                                2         57
   Valassis Communications Inc. (b)                                              -         10
                                                                                     --------
                                                                                           86
COMPUTERS - 0.1%
   Factset Research Systems Inc.                                                 -          5

DISTRIBUTION & WHOLESALE - 0.8%
   CDW Corp.                                                                     -         22
   Fastenal Co.                                                                  -         21
   Genuine Parts Co.                                                             1         38
   Owens & Minor Inc.                                                            -          5
                                                                                     --------
                                                                                           86
ELECTRONICS - 0.2%
   Gentex Corp.                                                                  -         22

ENTERTAINMENT - 1.1%
   GTECH Holdings Corp.                                                          -         19
   International Game Technology                                                 2         79
   International Speedway Corp. - Class A                                        -          8
   Metro-Goldwyn-Mayer Inc. (b)                                                  -          8
   Pinnacle Entertainment Inc. (b)                                               -          1
   Six Flags Inc. (b)                                                            1          4
                                                                                     --------
                                                                                          119
HEALTHCARE - 0.3%
   Henry Schein Inc. (b)                                                         -         19
   Oakley Inc.                                                                   -          3
   PSS World Medical Inc. (b)                                                    -          5
                                                                                     --------
                                                                                           27
HOME BUILDERS - 2.5%
   Beazer Homes USA Inc.                                                         -          8
   Centex Corp.                                                                  -         43
   Champion Enterprises Inc. (b)                                                 -          3
   DR Horton Inc.                                                                1         39
   Fleetwood Enterprises Inc. (b)                                                -          2
   Hovnanian Enterprises Inc. - Class A (b)                                      -          9
   KB Home                                                                       -         18
   Lennar Corp. - Class A                                                        -          3
   Lennar Corp. - Class B                                                        -         36
   MDC Holdings Inc.                                                             -         12
   NVR Inc. (b)                                                                  -         18
   Pulte Homes Inc.                                                              -         31
   Ryland Group Inc.                                                             -         14
   Standard-Pacific Corp.                                                        -          9
   Toll Brothers Inc. (b)                                                        -         12
   Winnebago Industries                                                          -          6
                                                                                     --------
                                                                                          263
HOME FURNISHINGS - 1.2%
   Ethan Allen Interiors Inc.                                                    -          9
   Furniture Brands International Inc.                                           -         10
   Harman International Industries Inc.                                          -         31
   La-Z-Boy Inc.                                                                 -          7
   Leggett & Platt Inc.                                                          1         27
   Maytag Corp.                                                                  -         13
   Whirlpool Corp.                                                               -         28
                                                                                     --------
                                                                                          125
HOUSEHOLD PRODUCTS - 0.1%
   American Greetings Corp. - Class A (b)                                        -          9
   Fossil Inc. (b)                                                               -          4
                                                                                     --------
                                                                                           13
INTERNET - 1.0%
   Amazon.Com Inc. (b)                                                           2         98
   DoubleClick Inc. (b)                                                          1          9
                                                                                     --------
                                                                                          107
LEISURE TIME - 2.4%
   Bally Total Fitness Holding Corp. (b)                                         -          1
   Brunswick Corp.                                                               1         18
   Callaway Golf Co.                                                             -          7
   Carnival Corp.                                                                2         99
   Harley-Davidson Inc.                                                          2         93
   Nautilus Group Inc.                                                           -          3
   Polaris Industries Inc.                                                       -         12
   Royal Caribbean Cruises Ltd.                                                  1         22
   WMS Industries Inc. (b)                                                       -          3
                                                                                     --------
                                                                                          258
LODGING - 2.3%
   Aztar Corp. (b)                                                               -          5
   Extended Stay America Inc.                                                    -          7
   Harrah's Entertainment Inc.                                                   1         35
   Hilton Hotels Corp.                                                           2         42
   Mandalay Resort Group                                                         -         15
   Marriott International Inc. - Class A                                         1         56
   MGM Mirage (b)                                                                -         16
   Park Place Entertainment Corp. (b)                                            2         18
   Prime Hospitality Corp. (b)                                                   -          3
   Starwood Hotels & Resorts Worldwide Inc.                                      1         47
   Station Casinos Inc.                                                          -          7
                                                                                     --------
                                                                                          250
MANUFACTURING - 0.4%
   Eastman Kodak Co.                                                             2         48

MEDIA - 27.7%
   Belo Corp. - Class A                                                          1         18
   Cablevision Systems Corp. (b)                                                 1         28
   Charter Communications Inc. (b)                                               2          7
   Clear Channel Communications Inc.                                             4        169
   Comcast Corp. - Class A (b)                                                   8        267
   Comcast Corp. - Special Class A (b)                                           6        179
   COX Communications Inc. (b)                                                   1         45
   COX Radio Inc. (b)                                                            -          6
   Dow Jones & Co. Inc.                                                          -         13
   E.W. Scripps Co.                                                              -         24
   EchoStar Communications Corp. (b)                                             2         54
   Emmis Communications Corp. (b)                                                -          9
   Entercom Communications Corp. (b)                                             -         14
   Fox Entertainment Group Inc. (b)                                              -         10
   Gannett Co. Inc.                                                              2        156
   Gemstar-TV Guide International Inc. (b)                                       1          7
   Hearst-Argyle Television Inc.                                                 -          5
   Hollinger International Inc.                                                  -          6
   Hughes Electronics Corp (b)                                                   4         68
   Insight Communications Co. Inc. (b)                                           -          3
   Knight-Ridder Inc.                                                            1         40
   Lee Enterprises Inc.                                                          -         10
   Liberty Media Corp. (b)                                                      16        190
   McClatchy Co.                                                                 -          9
   McGraw-Hill Cos. Inc.                                                         1         86
   Media General Inc.                                                            -          9
   Meredith Corp.                                                                -         12
   New York Times Co.                                                            1         46
   Radio One Inc. - Class D (b)                                                  -          9
   Reader's Digest Association Inc. - Class A                                    1          9
   Scholastic Corp. (b)                                                          -          7
   Sinclair Broadcast Group Inc. - Class A (b)                                   -          4
   Sirius Satellite Radio Inc. (b)                                               6         20
   Time Warner Inc. (b)                                                         28        505
   Tribune Co.                                                                   1         69
   UnitedGlobalCom Inc. (b)                                                      1          6
   Univision Communications Inc. (b)                                             1         53
   Viacom Inc. - Class A                                                         -         12
   Viacom Inc. - Class B                                                        10        436
   Walt Disney Co.                                                              13        308
   Washington Post                                                               -         12
   Westwood One Inc. (b)                                                         1         18
   Wiley (John) & Sons Inc.                                                      -          7
   XM Satellite Radio Holdings Inc. - Class A (b)                                1         20
   Young Broadcasting Inc. (b)                                                   -          2
                                                                                     --------
                                                                                        2,987
OFFICE FURNISHINGS - 0.3%
   Herman Miller Inc.                                                            -         11
   HON Industries Inc.                                                           -         13
   Interface Inc. (b)                                                            -          2
   Steelcase Inc.                                                                -          4
                                                                                     --------
                                                                                           30
PHARMACEUTICALS - 2.1%
   AmerisourceBergen Corp.                                                       1         40
   Cardinal Health Inc.                                                          3        177
   Priority Healthcare Corp. (b)                                                 -          6
                                                                                     --------
                                                                                          223
RETAIL - 42.0%
   99 Cents Only Stores (b)                                                      -          9
   Abercrombie & Fitch Co. - Class A (b)                                         1         15
   Advance Auto Parts (b)                                                        -         15
   American Eagle Outfitters Inc. (b)                                            -          5
   AnnTaylor Stores Corp. (b)                                                    -         11
   Applebees International Inc.                                                  -         14
   Autonation Inc. (b)                                                           1         24
   Autozone Inc. (b)                                                             -         35
   Barnes & Noble Inc. (b)                                                       -         11
   Bed Bath & Beyond Inc. (b)                                                    2         83
   Best Buy Co. Inc.                                                             2         88
   Big Lots Inc. (b)                                                             1         11
   BJ's Wholesale Club Inc. (b)                                                  -         10
   Bob Evans Farms Inc.                                                          -          7
   Borders Group Inc.                                                            1         11
   Brinker International Inc. (b)                                                1         21
   Carmax Inc. (b)                                                               1         21
   Cato Corp. - Class A                                                          -          3
   CBRL Group Inc.                                                               -         12
   CEC Entertainment Inc. (b)                                                    -          8
   Charming Shoppes Inc. (b)                                                     1          4
   Cheesecake Factory (b)                                                        -         14
   Chico's FAS Inc. (b)                                                          1         20
   Children's Place Retail Stores Inc. (b)                                       -          5
   Christopher & Banks Corp.                                                     -          5
   Circuit City Stores Inc. - Circuit City Group                                 1         12
   Claire's Stores Inc.                                                          1         10
   Cost Plus Inc. (b)                                                            -          6
   Costco Wholesale Corp. (b)                                                    3        109
   CVS Corp.                                                                     3         92
   Darden Restaurants Inc.                                                       1         21
   Dillard's Inc. - Class A                                                      -          7
   Dollar General Corp.                                                          2         41
   Dollar Tree Stores Inc. (b)                                                   1         22
   Dress Barn Inc. (b)                                                           -          2
   Duane Reade Inc. (b)                                                          -          3
   Family Dollar Stores Inc.                                                     1         37
   Federated Department Stores Inc.                                              1         57
   Foot Locker Inc.                                                              1         22
   Fred's Inc.                                                                   -          6
   Gap Inc.                                                                      4         97
   Genesco Inc. (b)                                                              -          2
   Guitar Center Inc. (b)                                                        -          5
   Hollywood Entertainment Corp. (b)                                             -          5
   Home Depot Inc.                                                              15        544
   HOT Topic Inc. (b)                                                            -          9
   IHOP Corp.                                                                    -          5
   J.C. Penney Co. Inc.                                                          2         46
   Jack in the Box Inc. (b)                                                      -          5
   Kenneth Cole Productions Inc.                                                 -          2
   Kohl's Corp. (b)                                                              2         87
   Krispy Kreme Doughnuts Inc. (b)                                               -         13
   Limited Brands Inc.                                                           3         52
   Linens 'N Things Inc. (b)                                                     -          9
   Lone Star Steakhouse & Saloon Inc.                                            -          3
   Longs Drug Stores Corp.                                                       -          5
   Lowe's Cos. Inc.                                                              5        253
   May Department Stores Co.                                                     2         54
   McDonald's Corp.                                                              8        204
   Men's Wearhouse Inc. (b)                                                      -          6
   Michaels Stores Inc.                                                          -         19
   Neiman-Marcus Group Inc. - Class A (b)                                        -         10
   Nordstrom Inc.                                                                1         23
   Office Depot Inc. (b)                                                         2         33
   O'Reilly Automotive Inc. (b)                                                  -         13
   Outback Steakhouse Inc.                                                       -         19
   Pacific Sunwear of California (b)                                             -         10
   Panera Bread Co. - Class A (b)                                                -          7
   Papa John's International Inc. (b)                                            -          3
   Payless Shoesource Inc. (b)                                                   -          6
   PEP Boys-Manny Moe & Jack                                                     -          8
   Petsmart Inc.                                                                 1         22
   PF Chang's China Bistro Inc. (b)                                              -          8
   Pier 1 Imports Inc.                                                           1         13
   RadioShack Corp.                                                              1         33
   Rite Aid Corp. (b)                                                            3         17
   Ross Stores Inc.                                                              1         26
   Ruby Tuesday Inc.                                                             -         12
   Ryan's Family Steak Houses Inc. (b)                                           -          4
   Saks Inc. (b)                                                                 1         12
   Sears Roebuck & Co.                                                           2         77
   ShopKo Stores Inc. (b)                                                        -          3
   Sonic Corp. (b)                                                               -          8
   Staples Inc. (b)                                                              3         86
   Starbucks Corp. (b)                                                           3         83
   Stein Mart Inc. (b)                                                           -          1
   Talbots Inc.                                                                  -          5
   Target Corp.                                                                  5        204
   Tiffany & Co.                                                                 1         42
   TJX Cos. Inc.                                                                 3         72
   Toys "R" Us Inc. (b)                                                          1         17
   Tractor Supply Co. (b)                                                        -          8
   Triarc Cos. - Class B                                                         -          1
   Triarc Cos. - Class A                                                         -          2
   Walgreen Co.                                                                  7        241
   Wal-Mart Stores Inc.                                                         18        930
   Wendy's International Inc.                                                    1         27
   Williams-Sonoma Inc. (b)                                                      1         21
   Yum! Brands Inc. (b)                                                          2         65
   Zale Corp. (b)                                                                -         11
                                                                                     --------
                                                                                        4,517
SOFTWARE - 1.2%
   Activision Inc. (b)                                                           1         11
   Avid Technology Inc. (b)                                                      -          9
   Electronic Arts Inc. (b)                                                      2         91
   Pixar Inc. (b)                                                                -         11
   Take-Two Interactive Software Inc. (b)                                        -          8
   THQ Inc. (b)                                                                  -          4
                                                                                     --------
                                                                                          134
TELECOMMUNICATIONS - 0.3%
   NTL Inc. (b)                                                                  -         34

TEXTILES - 0.2%
   Mohawk Industries Inc. (b)                                                    -         24

TOYS & HOBBIES - 0.7%
   Hasbro Inc.                                                                   1         22
   Jakks Pacific Inc. (b)                                                        -          2
   Mattel Inc.                                                                   3         54
                                                                                     --------
                                                                                           78
                                                                                     --------

   Total Common Stocks (cost $10,396)                                                  10,594
                                                                                     --------

PREFERRED STOCKS - 0.1%
-----------------------
MEDIA - 0.1%
   News Corp. Ltd. - ADR                                                         -         14
                                                                                     --------

   Total Preferred Stocks (cost $14)                                                       14
                                                                                     --------

SHORT TERM INVESTMENTS - 1.8%
-----------------------------
MONEY MARKET FUNDS - 1.8%
  Reich & Tang Institutional Money Market
    Portfolio - Class B, 0.957% (a)                                            187        187
                                                                                     --------

   Total Short Term Investments (cost $187)                                               187
                                                                                     --------

TOTAL INVESTMENTS - 100.3% (COST $10,597)                                              10,795
-----------------------------------------                                            --------

OTHER ASSETS AND LIABILITIES, NET -  (0.3%)                                               (31)
-------------------------------------------                                          --------

TOTAL NET ASSETS - 100%                                                              $ 10,764
-----------------------                                                              ========

JNL/CURIAN ENERGY SECTOR FUND

COMMON STOCKS - 97.1%
---------------------
ENGINEERING & CONSTRUCTION - 0.1%
   McDermott International Inc. (b)                                              1   $     12

MINING - 1.0%
   Arch Coal Inc.                                                                1         28
   Massey Energy Co.                                                             1         27
   Peabody Energy Corp.                                                          1         32
                                                                                     --------
                                                                                           87
OIL & GAS PRODUCERS - 76.2%
   Amerada Hess Corp.                                                            1         75
   Anadarko Petroleum Corp.                                                      4        223
   Apache Corp.                                                                  3        227
   Atwood Oceanics Inc. (b)                                                      -          6
   Burlington Resources Inc.                                                     4        196
   Cabot Oil & Gas Corp.                                                         1         16
   Chesapeake Energy Corp.                                                       4         51
   ChevronTexaco Corp.                                                          13      1,093
   Cimarex Energy Co. (b)                                                        1         18
   ConocoPhillips                                                               11        711
   Devon Energy Corp.                                                            4        221
   Diamond Offshore Drilling Inc.                                                1         22
   ENSCO International Inc.                                                      3         70
   EOG Resources Inc.                                                            2         92
   Evergreen Resources Inc. (b)                                                  1         22
   Exxon Mobil Corp.                                                            47      1,935
   Forest Oil Corp. (b)                                                          1         26
   GlobalSantaFe Corp.                                                           3         83
   Grey Wolf Inc. (b)                                                            3         12
   Helmerich & Payne Inc.                                                        1         22
   Kerr-McGee Corp.                                                              2         81
   Marathon Oil Corp.                                                            5        180
   Murphy Oil Corp.                                                              2         98
   Nabors Industries Ltd. (b)                                                    3        105
   Newfield Exploration Co. (b)                                                  1         39
   Noble Corp. (b)                                                               2         83
   Noble Energy Inc.                                                             1         41
   Occidental Petroleum Corp.                                                    7        285
   Parker Drilling Co. (b)                                                       2          4
   Patina Oil & Gas Corp.                                                        1         29
   Patterson-UTI Energy Inc. (b)                                                 1         43
   Pioneer Natural Resources Co. (b)                                             2         65
   Pogo Producing Co.                                                            1         48
   Premcor Inc. (b)                                                              1         29
   Pride International Inc. (b)                                                  2         37
   Rowan Cos. Inc. (b)                                                           2         38
   Stone Energy Corp. (b)                                                        -         18
   Sunoco Inc.                                                                   1         68
   Tesoro Petroleum Corp. (b)                                                    1         16
   Tom Brown Inc. (b)                                                            1         22
   Transocean Inc. (b)                                                           6        135
   Unit Corp. (b)                                                                1         15
   Unocal Corp.                                                                  5        167
   Valero Energy Corp.                                                           2         92
   Vintage Petroleum Inc.                                                        1         11
   XTO Energy Inc.                                                               3         91
                                                                                     --------
                                                                                        6,961
OIL & GAS SERVICES - 16.5%
   Baker Hughes Inc.                                                             6        190
   BJ Services Co. (b)                                                           3         98
   Cooper Cameron Corp. (b)                                                      1         44
   Core Laboratories NV (b)                                                      1          9
   FMC Technologies Inc. (b)                                                     1         25
   Global Industries Ltd. (b)                                                    1          6
   Grant Prideco Inc. (b)                                                        2         25
   Halliburton Co.                                                               8        199
   Hanover Compressor Co. (b)                                                    1         12
   Input/Output Inc. (b)                                                         1          3
   Key Energy Services Inc. (b)                                                  2         23
   Lone Star Technologies Inc. (b)                                               -          8
   Maverick Tube Corp. (b)                                                       1         14
   National-Oilwell Inc. (b)                                                     1         33
   Newpark Resources Inc. (b)                                                    1          7
   Oceaneering International Inc. (b)                                            -         12
   Schlumberger Ltd.                                                            10        557
   Seacor Smit Inc. (b)                                                          -         13
   Smith International Inc. (b)                                                  2         72
   Superior Energy Services Inc. (b)                                             1          9
   Tidewater Inc.                                                                1         27
   Varco International Inc. (b)                                                  2         35
   Veritas DGC Inc. (b)                                                          1          6
   Weatherford International Ltd. (b)                                            2         82
                                                                                     --------
                                                                                        1,509
PIPELINES - 3.2%
   El Paso Corp.                                                                11         87
   Kinder Morgan Inc.                                                            2        100
   Western Gas Resources Inc.                                                    -         17
   Williams Cos. Inc.                                                            9         89
                                                                                     --------
                                                                                          293
TRANSPORTATION - 0.1%
   Offshore Logistics Inc. (b)                                                   -          9
                                                                                     --------
   Total Common Stocks (cost $8,401)                                                    8,871
                                                                                     --------

SHORT TERM INVESTMENTS - 2.1%
-----------------------------
MONEY MARKET FUNDS - 2.1%
   Reich & Tang Institutional Money Market
    Portfolio - Class B, 0.957% (a)                                            197        197
                                                                                     --------
   Total Short Term Investments (cost $197)                                               197
                                                                                     --------

TOTAL INVESTMENTS - 99.2% (cost $8,599)                                                 9,068
---------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.8%                                                   68
----------------------------------------                                             --------

TOTAL NET ASSETS - 100%                                                              $  9,136
-----------------------                                                              ========

JNL/CURIAN FINANCIAL SECTOR FUND

COMMON STOCKS - 97.6%
---------------------
BANKS - 34.9%
   Amcore Financial Inc.                                                         -   $      5
   AmSouth Bancorp.                                                              3         70
   Associated Banc-Corp.                                                         1         24
   Bancorpsouth Inc.                                                             1         14
   Bank of America Corp.                                                         8        682
   Bank of Hawaii Corp.                                                          -         20
   Bank of New York Co. Inc.                                                     6        209
   Bank One Corp.                                                                9        418
   Banknorth Group Inc.                                                          1         43
   BB&T Corp.                                                                    4        173
   BSB Bancorp. Inc.                                                             -          3
   Charter One Financial Inc.                                                    2         63
   Chittenden Corp.                                                              -         10
   Citizens Banking Corp.                                                        -         10
   City National Corp.                                                           -         21
   Colonial BancGroup Inc.                                                       1         18
   Comerica Inc.                                                                 1         74
   Commerce Bancorp. Inc.                                                        1         32
   Commerce Bancshares Inc.                                                      1         26
   Community First Bankshares Inc.                                               -          9
   Compass Bancshares Inc.                                                       1         40
   Cullen/Frost Bankers Inc.                                                     -         17
   East-West Bancorp. Inc.                                                       -         10
   Fifth Third Bancorp.                                                          4        233
   First Bancorp.                                                                -         12
   First Midwest Bancorp. Inc.                                                   -         12
   First Tennessee National Corp.                                                1         45
   FirstMerit Corp.                                                              1         16
   FleetBoston Financial Corp.                                                   9        372
   FNB Corp.                                                                     -         13
   Fremont General Corp.                                                         1          9
   Fulton Financial Corp.                                                        1         20
   Greater Bay Bancorp.                                                          -         12
   Hibernia Corp.                                                                1         30
   Hudson United Bancorp.                                                        -         13
   Huntington Bancshares Inc.                                                    2         40
   Investors Financial Services Corp.                                            1         20
   KeyCorp                                                                       3        101
   M&T Bank Corp.                                                                1         74
   Marshall & Ilsley Corp.                                                       2         66
   Mellon Financial Corp.                                                        4        113
   Mercantile Bankshares Corp.                                                   1         31
   National City Corp.                                                           5        169
   National Commerce Financial Corp.                                             2         45
   North Fork Bancorp. Inc.                                                      1         50
   Northern Trust Corp.                                                          2         78
   Old National Bancorp.                                                         1         12
   Pacific Capital Bancorp.                                                      -         10
   Park National Corp.                                                           -         10
   PNC Financial Services Group Inc.                                             2        125
   Popular Inc.                                                                  1         44
   Provident Bankshares Corp.                                                    -          6
   Provident Financial Group Inc.                                                -          8
   Regions Financial Corp.                                                       2         67
   Republic Bancorp. Inc.                                                        1          7
   Silicon Valley Bancshares (b)                                                 -          8
   Sky Financial Group Inc.                                                      1         19
   South Financial Group Inc.                                                    -         13
   SouthTrust Corp.                                                              3         91
   Southwest Bancorp. of Texas Inc.                                              -         10
   State Street Corp.                                                            3        141
   Sterling Bancshares Inc.                                                      -         5
   SunTrust Banks Inc.                                                           2        141
   Susquehanna Bancshares Inc.                                                   -          8
   Synovus Financial Corp.                                                       2         60
   TCF Financial Corp.                                                           1         28
   Texas Regional Bancshares Inc. - Class A                                      -          8
   TrustCo Bancorp.                                                              1          8
   Trustmark Corp.                                                               -         12
   UCBH Holdings Inc.                                                            -         14
   Union Planters Corp.                                                          2         50
   UnionBanCal Corp.                                                             -         24
   United Bankshares Inc.                                                        -         10
   US Bancorp.                                                                  16        464
   Valley National Bancorp.                                                      1         22
   W Holding Co. Inc.                                                            1         12
   Wachovia Corp.                                                               11        504
   Wells Fargo & Co.                                                            11        665
   Westamerica Bancorp.                                                          -         14
   Whitney Holding Corp.                                                         -         14
   Wilmington Trust Corp.                                                        1         19
   Zions Bancorp.                                                                1         45
                                                                                     --------
                                                                                        6,263
COMPUTERS - 0.1%
   BISYS Group Inc. (b)                                                          1         15

DIVERSIFIED FINANCIAL SERVICES - 29.5%
   A.G. Edwards Inc.                                                             1         24
   Affiliated Managers Group Inc. (b)                                            -         12
   American Express Co.                                                          9        448
   AmeriCredit Corp. (b)                                                         1         20
   Ameritrade Holding Corp. (b)                                                  2         33
   Bay View Capital Corp.                                                        1          1
   Bear Stearns Cos. Inc.                                                        1         65
   Capital One Financial Corp.                                                   2        111
   Charles Schwab Corp.                                                          8         99
   Chicago Mercantile Exchange Holding Inc.                                      -          8
   CIT Group Inc.                                                                2         62
   Citigroup Inc.                                                               15        751
   Countrywide Financial Corp.                                                   1        112
   Doral Financial Corp.                                                         1         24
   E*TRADE Group Inc. (b)                                                        3         37
   Eaton Vance Corp.                                                             1         18
   Fannie Mae                                                                    7        540
   Federated Investors Inc.                                                      1         23
   Franklin Resources Inc.                                                       1         60
   Freddie Mac                                                                   6        330
   Friedman Billings Ramsey Group Inc.                                           1         26
   Goldman Sachs Group Inc.                                                      2        240
   IndyMac Bancorp. Inc.                                                         -         13
   Investment Technology Group Inc. (b)                                          -          6
   Janus Capital Group Inc.                                                      2         32
   Jefferies Group Inc.                                                          -         13
   JPMorgan Chase & Co.                                                         17        607
   Knight Trading Group Inc. (b)                                                 1         13
   LaBranche & Co. Inc.                                                          -          3
   Legg Mason Inc.                                                               1         41
   Lehman Brothers Holdings Inc.                                                 2        170
   MBNA Corp.                                                                    9        229
   Merrill Lynch & Co. Inc.                                                      7        407
   Morgan Stanley                                                                8        467
   New Century Financial Corp.                                                   -         11
   Providian Financial Corp. (b)                                                 2         27
   Raymond James Financial Inc.                                                  -         12
   SLM Corp.                                                                     4        138
   SWS Group Inc.                                                                -          2
   T. Rowe Price Group Inc.                                                      1         48
   Waddell & Reed Financial Inc. - Class A                                       1         16
   WP Stewart & Co. Ltd.                                                         -          4
                                                                                     --------
                                                                                        5,303
FOREST PRODUCTS & PAPER - 0.2%
   Plum Creek Timber Co. Inc.                                                    1         45

HOLDING COMPANIES - DIVERSIFIED - 0.1%
   Leucadia National Corp.                                                       -         22

INSURANCE - 20.7%
   ACE Ltd.                                                                      2         94
   AFLAC Inc.                                                                    4        151
   Allmerica Financial Corp. (b)                                                 -         13
   Allstate Corp.                                                                6        246
   AMBAC Financial Group Inc.                                                    1         60
   American Financial Group Inc.                                                 -          8
   American International Group Inc.                                            11        751
   American National Insurance Co.                                               -         10
   AmerUs Group Co.                                                              -         11
   AON Corp.                                                                     2         53
   Arthur J. Gallagher & Co.                                                     1         24
   Brown & Brown Inc.                                                            -         15
   Chubb Corp.                                                                   2        104
   Cincinnati Financial Corp.                                                    1         48
   CNA Financial Corp. (b)                                                       -          6
   Commerce Group Inc.                                                           -          9
   Erie Indemnity Co. - Class A                                                  -         10
   Everest Re Group Ltd.                                                         -         38
   Fidelity National Financial Inc.                                              1         40
   First American Corp.                                                          1         17
   Hartford Financial Services Group Inc.                                        2        136
   HCC Insurance Holdings Inc.                                                   -         16
   Hilb Rogal & Hamilton Co.                                                     -          8
   Horace Mann Educators Corp.                                                   -          5
   IPC Holdings Ltd.                                                             -         12
   Jefferson-Pilot Corp.                                                         1         59
   John Hancock Financial Services Inc.                                          2         88
   Lincoln National Corp.                                                        1         58
   Loews Corp.                                                                   1         50
   Markel Corp. (b)                                                              -         18
   Marsh & McLennan Cos. Inc.                                                    4        198
   MBIA Inc.                                                                     1         69
   Mercury General Corp.                                                         -         10
   MetLife Inc.                                                                  3         88
   MGIC Investment Corp.                                                         1         46
   Montpelier Re Holdings Ltd.                                                   -          9
   Mony Group Inc. (b)                                                           -         12
   Nationwide Financial Services Inc. - Class A                                  -         15
   Ohio Casualty Corp. (b)                                                       -          8
   Old Republic International Corp.                                              1         35
   PartnerRe Ltd.                                                                -         25
   Platinum Underwriters Holdings Ltd.                                           -          7
   PMI Group Inc.                                                                1         27
   Presidential Life Corp.                                                       -          2
   Principal Financial Group                                                     3         87
   Progressive Corp.                                                             2        130
   Protective Life Corp.                                                         1         17
   Prudential Financial Inc.                                                     4        187
   Radian Group Inc.                                                             1         37
   Reinsurance Group of America                                                  -          8
   RenaissanceRe Holdings Ltd.                                                   1         26
   Safeco Corp.                                                                  1         44
   Selective Insurance Group                                                     -          7
   St. Paul Cos. Inc.                                                            2         73
   Stancorp Financial Group Inc.                                                 -         15
   Torchmark Corp.                                                               1         42
   Transatlantic Holdings Inc.                                                   -         14
   Travelers Property Casualty Corp.                                             4         69
   Travelers Property Casualty Corp. - Class A                                   4         69
   Unitrin Inc.                                                                  -         15
   UnumProvident Corp.                                                           2         34
   W.R. Berkley Corp.                                                            1         20
   White Mountains Insurance Group Ltd                                           -         29
   XL Capital Ltd.                                                               1         87
                                                                                     --------
                                                                                        3,719
INTERNET - 0.0%
   NetBank Inc.                                                                  -          5
   Safeguard Scientifics Inc. (b)                                                1          4
                                                                                     --------
                                                                                            9
LODGING - 0.0%
   La Quinta Corp. (b)                                                           1          9

REAL ESTATE - 7.7%
   AMB Property Corp.                                                            1         22
   American Financial Realty Trust                                               1         15
   Annaly Mortgage Management Inc.                                               1         14
   Apartment Investment & Management Co.                                         1         23
   Archstone-Smith Trust                                                         1         40
   Arden Realty Inc.                                                             1         16
   AvalonBay Communities Inc.                                                    1         27
   Boston Properties Inc.                                                        1         38
   Brandywine Realty Trust                                                       -          8
   BRE Properties - Class A                                                      -         12
   Camden Property Trust                                                         -         13
   Capital Automotive REIT                                                       -          7
   CarrAmerica Realty Corp.                                                      -         13
   Catellus Development Corp.                                                    1         16
   CBL & Associates Properties Inc.                                              -         14
   Centerpoint Properties Corp.                                                  -         14
   Chelsea Property Group Inc.                                                   -         19
   Colonial Properties Trust                                                     -          7
   Cousins Properties Inc.                                                       -         10
   Crescent Real Estate Equities Co.                                             1         13
   Developers Diversified Realty Corp.                                           1         22
   Duke Realty Corp.                                                             1         32
   Equity Inns Inc.                                                              -          3
   Equity Office Properties Trust                                                3         94
   Equity Residential                                                            2         65
   Essex Property Trust Inc.                                                     -         10
   Federal Realty Investment Trust                                               -         15
   FelCor Lodging Trust Inc. (b)                                                 -          4
   First Industrial Realty Trust Inc.                                            -         11
   General Growth Properties Inc.                                                2         49
   Glenborough Realty Trust Inc.                                                 -          5
   Health Care Property Investors Inc.                                           1         26
   Health Care REIT Inc.                                                         -         12
   Healthcare Realty Trust Inc.                                                  -         12
   Highwoods Properties Inc.                                                     -         11
   Home Properties of NY Inc.                                                    -          9
   Hospitality Properties Trust                                                  -         20
   Host Marriott Corp. (b)                                                       2         24
   HRPT Properties Trust                                                         1         12
   iStar Financial Inc.                                                          1         32
   Kilroy Realty Corp.                                                           -          7
   Kimco Realty Corp.                                                            1         33
   Koger Equity Inc.                                                             -          4
   Liberty Property Trust                                                        1         24
   LNR Property Corp.                                                            -          8
   Macerich Co.                                                                  -         19
   Mack-Cali Realty Corp.                                                        -         20
   Manufactured Home Communities Inc.                                            -          6
   Meristar Hospitality Corp. (b)                                                -          2
   Mills Corp.                                                                   -         13
   Nationwide Health Properties Inc.                                             -          9
   New Plan Excel Realty Trust                                                   1         19
   Pan Pacific Retail Properties Inc.                                            -         16
   Post Properties Inc.                                                          -          9
   Prentiss Properties Trust                                                     -          9
   ProLogis                                                                      1         44
   Public Storage Inc.                                                           1         30
   Realty Income Corp.                                                           -         11
   Reckson Associates Realty Corp.                                               -         11
   Regency Centers Corp.                                                         -         17
   Rouse Co.                                                                     1         31
   Shurgard Storage Centers Inc. - Class A                                       -         14
   Simon Property Group Inc.                                                     1         63
   SL Green Realty Corp.                                                         -         11
   The St Joe Co.                                                                -         14
   Thornburg Mortgage Inc.                                                       1         15
   Trizec Properties Inc.                                                        1         11
   United Dominion Realty Trust Inc.                                             1         18
   Ventas Inc.                                                                   1         14
   Vornado Realty Trust                                                          1         43
   Washington Real Estate Investment Trust                                       -          9
   Weingarten Realty Investors                                                   -         17
                                                                                     --------
                                                                                        1,380
SAVINGS & LOANS - 4.2%
   Anchor Bancorp. Inc.                                                          -          4
   Astoria Financial Corp.                                                       1         22
   Commercial Federal Corp.                                                      -         10
   Dime Community Bancshares Inc.                                                -          6
   Downey Financial Corp.                                                        -          8
   First Niagara Financial Group Inc.                                            1          8
   First Sentinel Bancorp. Inc.                                                  -          4
   FirstFed Financial Corp. (b)                                                  -          6
   Golden West Financial Corp.                                                   1        109
   Greenpoint Financial Corp.                                                    1         34
   Harbor Florida Bancshares Inc.                                                -          5
   Hudson City Bancorp. Inc.                                                     1         22
   Independence Community Bank Corp.                                             -         15
   MAF Bancorp. Inc.                                                             -         11
   New York Community Bancorp. Inc.                                              1         55
   OceanFirst Financial Corp.                                                    -          2
   People's Bank                                                                 -         16
   PFF Bancorp. Inc.                                                             -          4
   Provident Financial Services Inc.                                             1          9
   Sovereign Bancorp. Inc.                                                       2         57
   Staten Island Bancorp. Inc.                                                   -          9
   Washington Federal Inc.                                                       1         16
   Washington Mutual Inc.                                                        8        303
   Webster Financial Corp.                                                       -         17
                                                                                     --------
                                                                                          752
SOFTWARE - 0.2%
   SEI Investments Co.                                                           1         18
   Total System Services Inc.                                                    -         10
                                                                                     --------
                                                                                           28
                                                                                     --------
Total Common Stocks (cost $17,139)                                                     17,545
                                                                                     --------

SHORT TERM INVESTMENTS - 2.2%
-----------------------------
MONEY MARKET FUNDS - 2.2%
   Reich & Tang Institutional Money Market
   Portfolio - Class B, 0.957% (a)                                             391        391
   Total Short Term Investments (cost $391)                                               391
                                                                                     --------

TOTAL INVESTMENTS - 99.8% (cost $17,530)                                               17,936
---------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                   29
---------------------------------------                                              --------

TOTAL NET ASSETS - 100%                                                              $ 17,965
-----------------------                                                              ========

JNL/CURIAN GLOBAL 15 FUND

COMMON STOCKS - 92.3%
---------------------
AEROSPACE & Defense - 7.2%
   BAE Systems Plc                                                           3,363   $ 10,129

AUTO PARTS & EQUIPMENT - 6.7%
   GKN Plc                                                                   1,999      9,555

DIVERSIFIED FINANCIAL SERVICES - 7.2%
   JPMorgan Chase & Co.                                                        276     10,130

ENGINEERING & CONSTRUCTION - 13.6%
   Cheung Kong Infrastructure Holdings Ltd.                                  3,880      8,695
   New World Development Co. Ltd.                                           13,145     10,582
                                                                                     --------
                                                                                       19,277
HOLDING COMPANIES - DIVERSIFIED - 6.5%
   Citic Pacific Ltd.                                                        3,634      9,268

INSURANCE - 3.8%
   Royal & Sun Alliance Insurance Group Plc                                  3,384      5,346

MANUFACTURING - 12.9%
   General Electric Co.                                                        270      8,366
   Honeywell International Inc.                                                294      9,844
                                                                                     --------
                                                                                       18,210
MEDIA - 6.9%
   Reuters Group Plc                                                         2,306      9,702

REAL ESTATE - 6.2%
   Hang Lung Properties Ltd.                                                 6,880      8,817

TELECOMMUNICATIONS - 8.1%
   AT&T Corp.                                                                  254      5,156
   SBC Communications Inc.                                                     243      6,325
                                                                                     --------
                                                                                       11,481
TRANSPORTATION - 13.2%
   MTR Corp.                                                                 6,293      8,308
   Peninsular and Oriental Steam Navigation Co.                              2,502     10,301
                                                                                     --------
                                                                                       18,610
                                                                                     --------

   Total Common Stocks (cost $110,745)                                                130,525
                                                                                     --------

SHORT TERM INVESTMENTS - 7.4%
-----------------------------
MONEY MARKET FUNDS - 7.4%
   Dreyfus Cash Management Plus, 0.898% (a)                                  7,011      7,011
   Dreyfus Government Cash Management, 0.893% (a)                            3,456      3,456
                                                                                     --------

   Total Short Term Investments (cost $10,467)                                         10,467

TOTAL INVESTMENTS - 99.7% (cost $121,213)                                             140,992
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                  396
----------------------------------------                                             --------

TOTAL NET ASSETS - 100%                                                              $141,388
-----------------------                                                              ========

JNL/CURIAN PHARMACEUTICAL/HEALTHCARE SECTOR FUND

COMMON STOCKS - 96.4%
AGRICULTURE - 0.5%
   Delta & Pine Land Co.                                                         1   $     13
   Monsanto Co.                                                                  4        112
                                                                                     --------
                                                                                          125
BIOTECHNOLOGY - 10.5%
   Affymetrix Inc. (b)                                                           1         21
   Alexion Pharmaceuticals Inc. (b)                                              -          4
   Amgen Inc. (b)                                                               19      1,170
   Applera Corp. - Celera Genomics Group (b)                                     1         14
   Biogen Idec Inc. (b)                                                          5        177
   Bio-Rad Laboratories Inc. - Class A (b)                                       -         13
   Celgene Corp. (b)                                                             1         52
   Cell Genesys Inc. (b)                                                         1          7
   Charles River Laboratories International Inc. (b)                             1         23
   Chiron Corp. (b)                                                              2         89
   CuraGen Corp. (b)                                                             1          4
   Enzo Biochem Inc. (b)                                                         -          7
   Enzon Pharmaceuticals Inc. (b)                                                1          8
   Gene Logic Inc. (b)                                                           -          2
   Genentech Inc. (b)                                                            3        298
   Genzyme Corp. (b)                                                             3        162
   Human Genome Sciences Inc. (b)                                                2         25
   ICOS Corp (b)                                                                 1         34
   Immunomedics Inc. (b)                                                         1          3
   Incyte Corp. (b)                                                              1          7
   InterMune Inc. (b)                                                            -         11
   Invitrogen Corp. (b)                                                          1         50
   Lexicon Genetics Inc. (b)                                                     1          4
   Martek Biosciences Corp. (b)                                                  -         25
   Maxygen Inc. (b)                                                              -          4
   Medimmune Inc. (b)                                                            4         94
   Millennium Pharmaceuticals Inc. (b)                                           4         76
   Myriad Genetics Inc. (b)                                                      -          5
   Nektar Therapeutics Inc. (b)                                                  1         11
   Praecis Pharmaceuticals Inc. (b)                                              1          5
   Protein Design Labs Inc. (b)                                                  1         24
   Regeneron Pharmaceuticals Inc. (b)                                            1          8
   Savient Pharmaceuticals Inc. (b)                                              1          4
   Transkaryotic Therapies Inc. (b)                                              -          6
   Vertex Pharmaceuticals Inc. (b)                                               1         11
   XOMA Ltd (b)                                                                  1          8
                                                                                     --------
                                                                                        2,466
COMMERCIAL SERVICES - 0.2%
   Albany Molecular Research Inc. (b)                                            -          5
   First Health Group Corp. (b)                                                  1         27
   Parexel International Corp. (b)                                               -          6
   Pharmaceutical Product Development Inc. (b)                                   1         19
                                                                                     --------
                                                                                           57
ELECTRONICS - 0.4%
   Applera Corp. - Applied Biosystems Group                                      3         64
   Fisher Scientific International (b)                                           1         33
   Molecular Devices Corp. (b)                                                   -          4
                                                                                     --------
                                                                                          101
HEALTHCARE - 34.4%
   Advanced Medical Optics Inc. (b)                                              -          8
   Aetna Inc.                                                                    2        154
   Alcon Inc.                                                                    1         67
   Anthem Inc. (b)                                                               2        154
   Apogent Technologies Inc. (b)                                                 1         30
   Apria Healthcare Group Inc. (b)                                               1         23
   Arthrocare Corp. (b)                                                          -          7
   Bausch & Lomb Inc.                                                            1         40
   Baxter International Inc.                                                     9        265
   Beckman Coulter Inc.                                                          1         45
   Becton Dickinson & Co.                                                        4        155
   Beverly Enterprises Inc. (b)                                                  2         13
   Biomet Inc.                                                                   4        139
   Biosite Inc. (b)                                                              -          6
   Boston Scientific Corp. (b)                                                   9        321
   C.R. Bard Inc.                                                                1         60
   Community Health Systems Inc. (b)                                             1         20
   Cooper Cos. Inc.                                                              -         21
   Covance Inc. (b)                                                              1         24
   Coventry Health Care Inc. (b)                                                 1         46
   Cyberonics Inc. (b)                                                           -          8
   Cytyc Corp. (b)                                                               2         22
   Datascope Corp.                                                               -          6
   DaVita Inc. (b)                                                               1         37
   Dentsply International Inc.                                                   1         45
   Diagnostic Products Corp.                                                     -         15
   Edwards Lifesciences Corp. (b)                                                1         27
   Gen-Probe Inc. (b)                                                            1         25
   Guidant Corp.                                                                 5        276
   Haemonetics Corp. (b)                                                         -          8
   HCA Inc.                                                                      7        296
   Health Management Associates Inc.                                             4         85
   Health Net Inc. (b)                                                           2         56
   Hillenbrand Industries Inc.                                                   1         52
   Humana Inc. (b)                                                               2         55
   Idexx Laboratories Inc. (b)                                                   -         23
   Igen International Inc. (b)                                                   -         17
   Inamed Corp. (b)                                                              -         24
   Invacare Corp.                                                                -         17
   Johnson & Johnson                                                            44      2,272
   Laboratory Corp. of America Holdings (b)                                      2         79
   LifePoint Hospitals Inc. (b)                                                  1         15
   Lincare Holdings Inc. (b)                                                     1         43
   Manor Care Inc.                                                               1         44
   Medtronic Inc.                                                               18        875
   Mentor Corp.                                                                  1         14
   Mid Atlantic Medical Services Inc. (b)                                        1         45
   Odyssey HealthCare Inc. (b)                                                   1         15
   Orthodontic Centers of America Inc. (b)                                       1          5
   Oxford Health Plans (b)                                                       1         49
   Pacificare Health Systems Inc. (b)                                            1         36
   Patterson Dental Co. (b)                                                      1         53
   Pediatrix Medical Group Inc. (b)                                              -         18
   PolyMedica Corp.                                                              -          9
   Province Healthcare Co. (b)                                                   1         10
   Quest Diagnostics Inc.                                                        1         85
   Renal Care Group Inc. (b)                                                     1         29
   ResMed Inc. (b)                                                               -         20
   Respironics Inc. (b)                                                          -         22
   Select Medical Corp.                                                          1         19
   St. Jude Medical Inc. (b)                                                     3        163
   Steris Corp. (b)                                                              1         23
   Stryker Corp.                                                                 2        172
   Sunrise Senior Living Inc. (b)                                                -         10
   Sybron Dental Specialties Inc. (b)                                            1         15
   Techne Corp. (b)                                                              1         22
   Tenet Healthcare Corp. (b)                                                    7        111
   Triad Hospitals Inc. (b)                                                      1         36
   UnitedHealth Group Inc.                                                       9        514
   Universal Health Services Inc.                                                1         39
   US Oncology Inc. (b)                                                          1         13
   Varian Medical Systems Inc. (b)                                               1         68
   Viasys Healthcare Inc. (b)                                                    -          8
   VISX Inc. (b)                                                                 1         14
   WellPoint Health Networks Inc. (b)                                            2        216
   Zimmer Holdings Inc. (b)                                                      4        249
                                                                                     --------
                                                                                        8,122
INSURANCE - 0.5%
   Cigna Corp.                                                                   2        119

PHARMACEUTICALS - 49.5%
   Abbott Laboratories                                                          23      1,077
   Abgenix Inc. (b)                                                              1         14
   Accredo Health Inc. (b)                                                       1         22
   AdvancePCS (b)                                                                1         60
   Alkermes Inc. (b)                                                             1         17
   Allergan Inc.                                                                 2        153
   Alpharma Inc.                                                                 1         11
   Amylin Pharmaceuticals Inc. (b)                                               1         26
   Andrx Corp. (b)                                                               1         25
   Barr Laboratories Inc. (b)                                                    1         64
   Bristol-Myers Squibb Co.                                                     29        821
   Caremark Rx Inc. (b)                                                          4        100
   Cell Therapeutics Inc. (b)                                                    -          4
   Cephalon Inc. (b)                                                             1         38
   Cubist Pharmaceuticals Inc. (b)                                               1          7
   CV Therapeutics Inc. (b)                                                      -          6
   Eli Lilly & Co.                                                              14      1,000
   Express Scripts Inc. - Class A (b)                                            1         59
   Forest Laboratories Inc. (b)                                                  5        334
   Gilead Sciences Inc. (b)                                                      3        172
   ImClone Systems Inc. (b)                                                      1         34
   IVAX Corp. (b)                                                                2         58
   King Pharmaceuticals Inc. (b)                                                 4         54
   Ligand Pharmaceuticals Inc. - Class B (b)                                     1         11
   Medarex Inc. (b)                                                              1          7
   Medco Health Solutions Inc. (b)                                               4        136
   Medicines Co. (b)                                                             1         18
   Medicis Pharmaceutical Corp. - Class A                                        -         28
   Merck & Co. Inc.                                                             33      1,534
   MGI Pharma Inc. (b)                                                           -         18
   Mylan Laboratories Inc.                                                       4        100
   Nabi Biopharmaceuticals (b)                                                   1          9
   Neurocrine Biosciences Inc. (b)                                               1         30
   Noven Pharmaceuticals Inc. (b)                                                -          5
   NPS Pharmaceuticals Inc. (b)                                                  1         16
   Omnicare Inc.                                                                 1         59
   OSI Pharmaceuticals Inc. (b)                                                  1         18
   Perrigo Co.                                                                   1         14
   Pfizer Inc.                                                                  115     4,074
   Pharmaceutical Resources Inc. (b)                                             -         32
   Pharmacopeia Inc. (b)                                                         -          5
   Schering-Plough Corp.                                                        22        378
   Sepracor Inc. (b)                                                             1         29
   Sicor Inc. (b)                                                                1         31
   Taro Pharmaceuticals Industries Ltd. (b)                                      -         25
   Theragenics Corp. (b)                                                         -          2
   Trimeris Inc. (b)                                                             -          5
   Tularik Inc. (b)                                                              1         11
   United Therapeutics Corp. (b)                                                 -          7
   Valeant Pharmaceuticals International                                         1         30
   Watson Pharmaceuticals Inc. (b)                                               2         71
   Wyeth                                                                        20        833
                                                                                     --------
                                                                                       11,692
SOFTWARE - 0.4%
   IMS Health Inc.                                                               4         88
                                                                                     --------

   Total Common Stocks (cost $22,248)                                                  22,770

SHORT TERM INVESTMENTS - 2.1%
-----------------------------
MONEY MARKET FUNDS - 2.1%
   Reich & Tang Institutional Money Market
    Portfolio - Class B, 0.957% (a)                                            498        498
                                                                                     --------
   Total Short Term Investments (cost $498)                                               498
                                                                                     --------

TOTAL INVESTMENTS - 98.5% (cost $22,747)                                               23,268
---------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 1.5%                                               366
----------------------------------------                                             --------

TOTAL NET ASSETS - 100%                                                              $ 23,634
-----------------------                                                              ========

JNL/CURIAN 25 FUND

COMMON STOCKS - 99.3%
---------------------
AUTO MANUFACTURERS - 4.7%
   DaimlerChrysler AG                                                          167   $  7,704

BUILDING MATERIALS - 4.1%
   Lennox International Inc.                                                   403      6,722

CHEMICALS - 3.3%
   Lubrizol Corp.                                                              167      5,421

COMPUTERS - 4.2%
   Electronic Data Systems Corp.                                               286      7,019

ELECTRICAL COMPONENTS & Equipment - 3.9%
   Emerson Electric Co.                                                        100      6,494

ENTERTAINMENT - 3.0%
   Regal Entertainment Group - Class A                                         245      5,028

FOOD - 3.4%
   Kellogg Co.                                                                 146      5,561

FOREST PRODUCTS & PAPER - 26.0%
   Abitibi-Consolidated Inc. (b)                                               658      5,336
   Georgia-Pacific Corp.                                                       318      9,742
   Rayonier Inc.                                                               186      7,729
   Temple-Inland Inc.                                                          114      7,153
   Wausau-Mosinee Paper Corp.                                                  460      6,219
   Weyerhaeuser Co.                                                            103      6,603
                                                                                     --------
                                                                                       42,782
HAND & MACHINE TOOLS - 3.4%
   Stanley Works                                                               146      5,538

HOUSEHOLD PRODUCTS - 4.0%
   Moore Wallace Inc. (b)                                                       84      1,565
   Russ Berrie & Co. Inc.                                                      150      5,086
                                                                                     --------
                                                                                        6,651
LODGING - 4.7%
   Starwood Hotels & Resorts Worldwide Inc.                                    214      7,692

MACHINERY - 10.2%
   Briggs & Stratton Corp.                                                     120      8,062
   Rockwell Automation Inc.                                                    245      8,719
                                                                                     --------
                                                                                       16,781
MANUFACTURING - 8.4%
   Harsco Corp.                                                                161      7,065
   Textron Inc.                                                                118      6,727
                                                                                     --------
                                                                                       13,792
MINING - 4.7%
   Consol Energy Inc.                                                          299      7,740

OIL & GAS PRODUCERS - 8.9%
   ConocoPhillips                                                              104      6,833
   Sunoco Inc.                                                                 152      7,774
                                                                                     --------
                                                                                       14,607
PHARMACEUTICALS - 2.4%
   Schering-Plough Corp.                                                       229      3,976
                                                                                     --------
   Total Common Stocks (cost $134,765)                                                163,508
                                                                                     --------

SHORT TERM INVESTMENTS - 1.3%
-----------------------------
MONEY MARKET FUNDS - 1.3%
   Reich & Tang Institutional Money Market
   Portfolio - Class B, 0.957% (a)                                           2,072      2,072
                                                                                     --------
   Total Short Term Investments (cost $2,072)                                           2,072
                                                                                     --------

TOTAL INVESTMENTS - 100.6% (cost $136,837)                                            165,580
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.6%)                                              (922)
-------------------------------------------                                          --------

TOTAL NET ASSETS - 100%                                                              $164,658
-----------------------                                                              ========

JNL/CURIAN SMALL-CAP FUND

COMMON STOCKS - 99.6%
---------------------
AEROSPACE & DEFENSE - 4.6%
   Curtiss-Wright Corp.                                                         49   $  2,226
   Engineered Support Systems Inc.                                             101      5,546
                                                                                     --------
                                                                                        7,772
ALTERNATIVE ENERGY - 1.3%
   Headwaters Inc. (b)                                                         116      2,278

APPAREL - 3.4%
   Gymboree Corp. (b)                                                          133      2,285
   Quiksilver Inc. (b)                                                         198      3,519
                                                                                     --------
                                                                                        5,804
BANKS - 11.6%
   East-West Bancorp. Inc.                                                     101      5,421
   Texas Regional Bancshares Inc. - Class A                                    123      4,561
   UCBH Holdings Inc.                                                          166      6,477
   Wintrust Financial Corp.                                                     72      3,251
                                                                                     --------
                                                                                       19,711
BEVERAGES - 0.5%
   Peet's Coffee & Tea Inc. (b)                                                 53        918

BUILDING MATERIALS - 2.5%
   Lennox International Inc.                                                   254      4,234

COMMERCIAL SERVICES - 3.6%
   Dollar Thrifty Automotive Group (b)                                         102      2,644
   FTI Consulting Inc. (b)                                                     148      3,459
                                                                                     --------
                                                                                        6,102
ELECTRONICS - 3.2%
   Benchmark Electronics Inc. (b)                                              157      5,468

HEALTHCARE - 5.5%
   AMERIGROUP Corp. (b)                                                         81      3,457
   Merit Medical Systems Inc. (b)                                              104      2,316
   Sierra Health Services Inc. (b)                                             130      3,575
                                                                                     --------
                                                                                        9,348
HOME BUILDERS - 7.5%
   Hovnanian Enterprises Inc. - Class A (b)                                    101      8,821
   Meritage Corp. (b)                                                           58      3,878
                                                                                     --------
                                                                                       12,700
HOUSEHOLD PRODUCTS - 6.1%
   Fossil Inc. (b)                                                             197      5,506
   Toro Co.                                                                    104      4,816
                                                                                     --------
                                                                                       10,322
INSURANCE - 2.4%
   LandAmerica Financial Group Inc.                                             78      4,094

MANUFACTURING - 1.7%
   AO Smith Corp.                                                               85      2,977

OIL & GAS PRODUCERS - 6.8%
   Patina Oil & Gas Corp.                                                      147      7,186
   Unit Corp. (b)                                                              188      4,433
                                                                                     --------
                                                                                       11,620
RETAIL - 21.5%
   Brown Shoe Co. Inc.                                                          79      3,006
   Claire's Stores Inc.                                                         387     7,294
   Guitar Center Inc. (b)                                                       100     3,249
   Lone Star Steakhouse & Saloon Inc.                                           88      2,045
   Nu Skin Enterprises Inc.                                                    152      2,601
   Pacific Sunwear of California (b)                                           313      6,620
   Panera Bread Co. - Class A (b)                                              116      4,572
   PF Chang's China Bistro Inc. (b)                                            106      5,386
   Sharper Image Corp. (b)                                                      56      1,833
                                                                                     --------
                                                                                       36,606
SAVINGS & LOANS - 8.0%
   Brookline Bancorp. Inc.                                                      248     3,806
   First Niagara Financial Group Inc.                                           303     4,525
   Flagstar Bancorp. Inc.                                                       246     5,262
                                                                                     --------
                                                                                       13,592
SEMICONDUCTORS - 3.4%
   Omnivision Technologies Inc. (b)                                             104     5,748

SOFTWARE - 3.0%
   Take-Two Interactive Software Inc. (b)                                       174     5,024

TRANSPORTATION - 3.0%
   Landstar System Inc. (b)                                                     133     5,052
                                                                                     --------

   Total Common Stocks (cost $132,788)                                                169,370
                                                                                     --------

SHORT TERM INVESTMENTS - 1.1%
-----------------------------
MONEY MARKET FUNDS - 1.1%
   Reich & Tang Institutional Money Market
   Portfolio - Class B, 0.957% (a)                                              1,921   1,921
                                                                                     --------

   Total Short Term Investments (cost $1,921)                                           1,921
                                                                                     --------

TOTAL INVESTMENTS - 100.7% (cost $134,708)                                            171,291
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.7%)                                           (1,135)
-------------------------------------------                                          --------

TOTAL NET ASSETS - 100%                                                              $170,156
-----------------------                                                              ========

JNL/CURIAN TECHNOLOGY SECTOR FUND

COMMON STOCKS - 98.9%
---------------------
COMMERCIAL SERVICES - 0.1%
   BearingPoint Inc. (b)                                                         2   $     17

COMPUTERS - 24.8%
   Advanced Digital Information Corp. (b)                                        1          9
   Affiliated Computer Services Inc. - Class A (b)                               1         73
   Apple Computer Inc. (b)                                                       4         80
   Brocade Communications Systems Inc. (b)                                       3         16
   CACI International Inc. - Class A (b)                                         -         15
   Cadence Design Systems Inc. (b)                                               3         53
   Ciber Inc. (b)                                                                1         5
   Cognizant Technology Solutions Corp. (b)                                      1         31
   Computer Sciences Corp. (b)                                                   2         89
   Dell Inc. (b)                                                                25        840
   Echelon Corp. (b)                                                             -          4
   Electronic Data Systems Corp.                                                 5        128
   Electronics for Imaging Inc. (b)                                              1         15
   EMC Corp. (b)                                                                26        339
   Gateway Inc. (b)                                                             2          11
   Hewlett-Packard Co.                                                          30        688
   Hutchinson Technology Inc. (b)                                                -          9
   Imation Corp.                                                                 -         13
   InFocus Corp. (b)                                                             -          4
   Intergraph Corp. (b)                                                          -         12
   International Business Machines Corp.                                        19      1,751
   Iomega Corp. (b)                                                              1          3
   Jack Henry & Associates Inc.                                                  1         16
   Kronos Inc. (b)                                                               -         13
   Lexmark International Inc. (b)                                                1        108
   Maxtor Corp. (b)                                                              3         29
   McData Corp. (b)                                                              1          8
   McDATA Corp. (b)                                                              -          2
   Mentor Graphics Corp. (b)                                                     1         11
   Mercury Computer Systems Inc. (b)                                             -          6
   Micros Systems Inc. (b)                                                       -          8
   M-Systems Flash Disk Pioneers Ltd. (b)                                        -          5
   NCR Corp. (b)                                                                 1         40
   NetScreen Technologies Inc. (b)                                               1         18
   Network Appliance Inc. (b)                                                    4         77
   Perot Systems Corp. (b)                                                       1         11
   Quantum Corp. (b)                                                             2          5
   RadiSys Corp. (b)                                                             -          3
   Reynolds & Reynolds Co.                                                       1         21
   Sandisk Corp. (b)                                                             1         51
   Seagate Technology (b)                                                        2         31
   Silicon Graphics Inc. (b)                                                     2          3
   Silicon Storage Technology Inc. (b)                                           1         10
   Storage Technology Corp. (b)                                                  1         30
   Sun Microsystems Inc. (b)                                                    35        159
   SunGard Data Systems Inc. (b)                                                 3         85
   Synopsys Inc. (b)                                                             2         54
   Systems & Computer Technology Corp. (b)                                       -          6
   Unisys Corp. (b)                                                              4         53
   Western Digital Corp. (b)                                                     2         25
                                                                                     --------
                                                                                        5,076
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
   General Cable Corp. (b)                                                       -          3

ELECTRONICS - 0.2%
   Amphenol Corp. (b)                                                            -         21
   Cymer Inc. (b)                                                                -         17
   Trimble Navigation Ltd. (b)                                                   -         13
                                                                                     --------
                                                                                           51
INTERNET - 3.4%
   Agile Software Corp. (b)                                                      -          5
   Ariba Inc. (b)                                                                3          8
   Avocent Corp. (b)                                                             -         18
   Check Point Software Technologies Ltd. (b)                                    2         33
   CNET Networks Inc. (b)                                                        1         10
   Digital River Inc. (b)                                                        -          7
   E.piphany Inc. (b)                                                            1          6
   Earthlink Inc. (b)                                                            2         16
   Entrust Inc. (b)                                                              1          2
   F5 Networks Inc. (b)                                                          -          7
   Internet Security Systems Inc. (b)                                            -          9
   Interwoven Inc. (b)                                                           -          5
   Keynote Systems Inc. (b)                                                      -          2
   Macromedia Inc. (b)                                                           1         12
   Matrixone Inc. (b)                                                            1          3
   Network Associates Inc. (b)                                                   2         25
   PC-Tel Inc. (b)                                                               -          2
   RealNetworks Inc. (b)                                                         1          7
   RSA Security Inc. (b)                                                         1          9
   S1 Corp. (b)                                                                  1          6
   SonicWALL Inc. (b)                                                            1          5
   Symantec Corp. (b)                                                            3        113
   TIBCO Software Inc. (b)                                                       1          7
   United Online Inc. (b)                                                        1          9
   VeriSign Inc. (b)                                                             3         42
   Verity Inc. (b)                                                               -          7
   Vignette Corp. (b)                                                            3          6
   WatchGuard Technologies Inc. (b)                                              -          2
   WebMD Corp. (b)                                                               3         29
   webMethods Inc. (b)                                                           1          5
   Yahoo! Inc. (b)                                                               6        272
                                                                                     --------
                                                                                          689
MACHINERY - 0.2%
   Zebra Technologies Corp. (b)                                                  1         34

OFFICE & BUSINESS EQUIPMENT - 1.2%
   IKON Office Solutions Inc.                                                    2         19
   Imagistics International Inc. (b)                                             -          7
   Pitney Bowes Inc.                                                             3        102
   Xerox Corp. (b)                                                               9        119
                                                                                     --------
                                                                                          247
SEMICONDUCTORS - 26.9%
   Actel Corp. (b)                                                               -          6
   Advanced Micro Devices Inc. (b)                                               4         56
   Agere Systems Inc. (b)                                                        8         26
   Agere Systems Inc. - Class B (b)                                             10         29
   Altera Corp. (b)                                                              4         95
   Amkor Technology Inc. (b)                                                     1         17
   Analog Devices Inc. (b)                                                       4        182
   Applied Materials Inc. (b)                                                   18        404
   Applied Micro Circuits Corp. (b)                                              3         19
   Asyst Technologies Inc. (b)                                                   -          8
   Atmel Corp. (b)                                                               5         28
   ATMI Inc. (b)                                                                 -          8
   Axcelis Technologies Inc. (b)                                                 1         11
   Broadcom Corp. (b)                                                            2         83
   Brooks Automation Inc. (b)                                                    -         10
   Cirrus Logic Inc. (b)                                                         1          7
   Cohu Inc.                                                                     -          4
   Conexant Systems Inc. (b)                                                     3         15
   Credence Systems Corp. (b)                                                    1          9
   Cree Inc. (b)                                                                 1         14
   Cypress Semiconductor Corp. (b)                                               1         27
   DSP Group Inc. (b)                                                            -          8
   Dupont Photomasks Inc. (b)                                                    -          4
   Emulex Corp. (b)                                                              1         23
   ESS Technology (b)                                                            -          6
   Exar Corp. (b)                                                                -          7
   Fairchild Semiconductor International Inc. - Class A (b)                      1         27
   GlobespanVirata Inc. (b)                                                      1          7
   Integrated Device Technology Inc. (b)                                         1         19
   Intel Corp.                                                                  71      2,300
   International Rectifier Corp. (b)                                             1         34
   Intersil Corp.                                                                1         36
   KLA-Tencor Corp. (b)                                                          2        119
   Kopin Corp. (b)                                                               1          5
   Kulicke & Soffa Industries Inc. (b)                                           1          8
   Lam Research Corp. (b)                                                        1         44
   Lattice Semiconductor Corp. (b)                                               1         11
   Linear Technology Corp.                                                       3        143
   LSI Logic Corp. (b)                                                           4         37
   LTX Corp. (b)                                                                 1          8
   Marvell Technology Group Ltd. (b)                                             1         35
   Maxim Integrated Products Inc.                                                4        177
   Micrel Inc. (b)                                                               1         11
   Microchip Technology Inc.                                                     2         73
   Micron Technology Inc. (b)                                                    7         90
   Mindspeed Technologies Inc. (b)                                               1          7
   National Semiconductor Corp. (b)                                              2         78
   Novellus Systems Inc. (b)                                                     2         69
   Nvidia Corp. (b)                                                              2         38
   Omnivision Technologies Inc. (b)                                              -         16
   Photronics Inc. (b)                                                           -          6
   PMC - Sierra Inc. (b)                                                         2         37
   Power Integrations Inc. (b)                                                   -         11
   QLogic Corp. (b)                                                              1         52
   Rambus Inc. (b)                                                               1         30
   Semtech Corp. (b)                                                             1         18
   Silicon Image Inc. (b)                                                        1          5
   Silicon Laboratories Inc. (b)                                                 -         15
   Siliconix Inc. (b)                                                            -          3
   Skyworks Solutions Inc. (b)                                                   2         13
   Teradyne Inc. (b)                                                             2         52
   Texas Instruments Inc.                                                       19        555
   Transmeta Corp. (b)                                                           2          5
   Triquint Semiconductor Inc. (b)                                               1          9
   Ultratech Inc. (b)                                                            -          7
   Varian Semiconductor Equipment Associates Inc. (b)                            -         16
   Vitesse Semiconductor Corp. (b)                                               2         13
   Xilinx Inc. (b)                                                               4        144
   Zoran Corp. (b)                                                               -          8
                                                                                     --------
                                                                                        5,497
SOFTWARE - 23.4%
   Actuate Corp. (b)                                                             1          2
   Adobe Systems Inc.                                                            2         98
   Advent Software Inc. (b)                                                      -          6
   American Management Systems Inc. (b)                                          -          7
   Ascential Software Corp. (b)                                                  1         16
   Autodesk Inc.                                                                 1         30
   BEA Systems Inc. (b)                                                          4         52
   BMC Software Inc. (b)                                                         2         46
   Borland Software Corp. (b)                                                    1          8
   Cerner Corp. (b)                                                              -         11
   Citrix Systems Inc. (b)                                                       2         38
   Computer Associates International Inc.                                        5        137
   Compuware Corp. (b)                                                           4         23
   Concurrent Computer Corp. (b)                                                 1          3
   Dendrite International Inc. (b)                                               -          6
   FILENET Corp. (b)                                                             -         11
   Hyperion Solutions Corp. (b)                                                  -         13
   IDX Systems Corp. (b)                                                         -          6
   Informatica Corp. (b)                                                         1          9
   Inter-Tel Inc.                                                                -          5
   Intuit Inc. (b)                                                               2        107
   JDA Software Group Inc. (b)                                                   -          5
   Keane Inc. (b)                                                                1          9
   Manugistics Group Inc. (b)                                                    1          4
   Mercury Interactive Corp. (b)                                                 1         45
   Micromuse Inc. (b)                                                            1          6
   Microsoft Corp.                                                             110      3,036
   MRO Software Inc. (b)                                                         -          3
   NETIQ Corp. (b)                                                               1          8
   Novell Inc. (b)                                                               4         42
   Oracle Corp. (b)                                                             44        578
   Packeteer Inc. (b)                                                            -          5
   Parametric Technology Corp. (b)                                               3         11
   PeopleSoft Inc. (b)                                                           4         82
   Quest Software Inc. (b)                                                       -          7
   Red Hat Inc. (b)                                                              1         28
   Retek Inc. (b)                                                                1          5
   Serena Software Inc. (b)                                                      -          5
   Siebel Systems Inc. (b)                                                       5         66
   Sybase Inc. (b)                                                               1         21
   Veritas Software Corp. (b)                                                    5        173
   Wind River Systems Inc. (b)                                                   1          7
                                                                                     --------
                                                                                        4,780
TELECOMMUNICATIONS - 0.4%
   Amdocs Ltd. (b)                                                               2         43
   Level 3 Communications Inc. (b)                                               7         37
   Panamsat Corp. (b)                                                            -          4
                                                                                     --------
                                                                                           84
TELECOMMUNICATIONS EQUIPMENT - 13.8%
   3Com Corp. (b)                                                                4         33
   Adaptec Inc. (b)                                                              1         10
   ADC Telecommunications Inc. (b)                                               9         26
   Adtran Inc.                                                                   1         17
   Advanced Fibre Communications Inc. (b)                                        1         19
   Andrew Corp. (b)                                                              2         18
   Arris Group Inc. (b)                                                          1          4
   Avaya Inc. (b)                                                                5         59
   Black Box Corp.                                                               -          9
   Cable Design Technologies Corp. (b)                                           -          4
   C-COR.net Corp. (b)                                                           -          4
   CIENA Corp. (b)                                                               5         34
   Cisco Systems Inc. (b)                                                       77      1,864
   CommScope Inc. (b)                                                            1          9
   Computer Network Technology Corp. (b)                                         -          3
   Comverse Technology Inc. (b)                                                  2         36
   Corning Inc. (b)                                                             15        152
   Extreme Networks Inc. (b)                                                     1          9
   Finisar Corp. (b)                                                             1          4
   Foundry Networks Inc. (b)                                                     1         33
   Harmonic Inc. (b)                                                             1          5
   Harris Corp.                                                                  1         27
   JDS Uniphase Corp. (b)                                                       15         54
   Juniper Networks Inc. (b)                                                     4         67
   Lucent Technologies Inc. (b)                                                 45        129
   MRV Communications Inc. (b)                                                   1          4
   New Focus Inc. (b)                                                            1          3
   Plantronics Inc. (b)                                                          -         15
   Polycom Inc. (b)                                                              1         21
   Scientific-Atlanta Inc.                                                       2         44
   Sonus Networks Inc. (b)                                                       2         18
   Sycamore Networks Inc. (b)                                                    2         10
   Tekelec (b)                                                                   1         10
   Tellabs Inc. (b)                                                              4         34
   UTStarcom Inc. (b)                                                            1         32
                                                                                     --------
                                                                                        2,820
WIRELESS TELECOMMUNICATIONS - 4.5%
   American Tower Corp. (b)                                                      2         24
   Crown Castle International Corp. (b)                                          2         24
   InterDigital Communications Corp. (b)                                         1         12
   Motorola Inc.                                                                25        358
   Powerwave Technologies Inc. (b)                                               1          5
   Qualcomm Inc.                                                                 9        468
   REMEC Inc. (b)                                                                1          5
   RF Micro Devices Inc. (b)                                                     2         20
   Stratex Networks Inc. (b)                                                     1          3
                                                                                     --------
                                                                                          919
                                                                                     --------

   Total Common Stocks (cost $20,026)                                                  20,218
                                                                                     --------

SHORT TERM INVESTMENTS - 1.3%
-----------------------------
MONEY MARKET FUNDS - 1.3%
   Reich & Tang Institutional Money Market
   Portfolio - Class B, 0.957% (a)                                             259        259
                                                                                     --------

   Total Short Term Investments (cost $259)                                               259
                                                                                     --------

TOTAL INVESTMENTS - 100.2% (cost $20,285)                                              20,477
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.2%)                                               (43)
-------------------------------------------                                          --------

TOTAL NET ASSETS - 100%                                                              $ 20,434
-----------------------                                                              ========

JNL/CURIAN THE DOW(SM) 10 FUND

COMMON STOCKS - 99.2%
---------------------
Auto Manufacturers - 11.5%
   General Motors Corp.                                                        495   $ 26,448

CHEMICALS - 8.7%
   E.I. Du Pont de Nemours and Co.                                             433     19,860

DIVERSIFIED FINANCIAL SERVICES - 12.2%
   JPMorgan Chase & Co.                                                        763     28,034

MACHINERY - 14.6%
   Caterpillar Inc.                                                            403     33,432

MANUFACTURING - 27.8%
   Eastman Kodak Co.                                                           515     13,229
   General Electric Co.                                                        747     23,153

   Honeywell International Inc.                                                815     27,241
                                                                                     --------
                                                                                       63,623
TELECOMMUNICATIONS - 13.9%
   AT&T Corp.                                                                  703     14,269
   SBC Communications Inc.                                                     671     17,504
                                                                                     --------
                                                                                       31,773
TOBACCO - 10.5%
   Altria Group Inc.                                                           442     24,075
                                                                                     --------

   Total Common Stocks (cost $198,079)                                                227,245
                                                                                     --------

SHORT TERM INVESTMENTS - 1.1%
-----------------------------
MONEY MARKET FUNDS - 1.1%
   Reich & Tang Institutional Money Market
   Portfolio - Class B, 0.957% (a)                                           2,615      2,615
                                                                                     --------
   Total Short Term Investments (cost $2,615)                                           2,615
                                                                                     --------

TOTAL INVESTMENTS - 100.3% (cost $200,694)                                            229,860
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.3%)                                             (770)
-------------------------------------------                                          --------

TOTAL NET ASSETS - 100%                                                              $229,090
-----------------------                                                              ========

JNL/CURIAN THE DOW(SM) 5 FUND

COMMON STOCKS - 98.9%
---------------------
DIVERSIFIED FINANCIAL SERVICES - 25.2%
   JPMorgan Chase & Co.                                                         53   $  1,963

MANUFACTURING - 45.2%
   General Electric Co.                                                         52      1,622
   Honeywell International Inc.                                                 57      1,908
                                                                                     --------
                                                                                        3,530
TELECOMMUNICATIONS - 28.5%
   AT&T Corp.                                                                   49      1,000
   SBC Communications Inc.                                                      47      1,226
                                                                                     --------
                                                                                        2,226

   Total Common Stocks (cost $7,488)                                                    7,719
                                                                                     --------

SHORT TERM INVESTMENTS - 0.9%
-----------------------------
MONEY MARKET FUNDS - 0.9%
   Reich & Tang Institutional Money Market
   Portfolio - Class B, 0.957% (a)                                              67         67
                                                                                     --------

   Total Short Term Investments (cost $67)                                                 67
                                                                                     --------

TOTAL INVESTMENTS - 99.8% (cost $7,555)                                                 7,786
---------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                   18
----------------------------------------                                             --------

TOTAL NET ASSETS - 100%                                                              $  7,804
-----------------------                                                              ========

JNL/CURIAN THE S&P(R) 10 Fund

COMMON STOCKS - 99.5%
---------------------
AEROSPACE & Defense - 7.4%
   Lockheed Martin Corp.                                                       224   $ 11,509

ELECTRIC - 10.2%
   Entergy Corp.                                                               277     15,803

HEALTHCARE - 32.9%
   Anthem Inc. (b)                                                             208     15,589
   UnitedHealth Group Inc.                                                     305     17,764
   WellPoint Health Networks Inc. (b)                                          182     17,605
                                                                                     --------
                                                                                       50,958
HOUSEHOLD PRODUCTS - 12.7%
   Fortune Brands Inc.                                                         277     19,775

INSURANCE - 18.8%
   AFLAC Inc.                                                                  422     15,265
   Principal Financial Group                                                   419     13,860
                                                                                     --------
                                                                                       29,125
MANUFACTURING - 5.9%
   Eastman Kodak Co.                                                           359      9,221

OIL & GAS SERVICES - 11.6%
   Halliburton Co.                                                             690     17,937
                                                                                     --------

   Total Common Stocks (cost $136,229)                                                154,328
                                                                                     --------

SHORT TERM INVESTMENTS - 1.4%
-----------------------------
MONEY MARKET FUNDS - 1.4%
   Reich & Tang Institutional Money Market
   Portfolio - Class B, 0.957% (a)                                           2,177      2,177
                                                                                     --------
   Total Short Term Investments (cost $2,177)                                           2,177
                                                                                     --------

TOTAL INVESTMENTS - 100.9% (cost $138,406)                                            156,505
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.9%)                                            (1,362)
-------------------------------------------                                          --------

TOTAL NET ASSETS - 100%                                                              $155,143
-----------------------                                                              ========

                    See Notes to the Schedule of Investments

NOTES TO THE SCHEDULES OF INVESTMENTS:
---------------------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions.  Rate is the quoted yield as of December 31, 2003.
(b) Non-income producing security.

SUMMARY OF INVESTMENTS BY COUNTRY:
---------------------------------------------------------------------------------------------
                                JNL/Curian
                              Global 15 Fund
                             -------------------

Hong Kong                       32.4%
United Kingdom                  31.9
United States                   35.7
                             -------------------
TOTAL INVESTMENTS                100%
                             ===================

JNL VARIABLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
December 31, 2003

                                                                        JNL VARIABLE FUND
                                             ---------------------------------------------------------------------------------------

                                                                    JNL/Curian
                                                JNL/Curian           Consumer          JNL/Curian      JNL/Curian        JNL/Curian
                                              Communications       Brands Sector         Energy         Financial        Global 15
ASSETS                                         Sector Fund             Fund            Sector Fund     Sector Fund         Fund
                                             -----------------     -------------       ----------      ----------       ------------

Investments in securities, at cost                    $ 7,728          $ 10,597          $ 8,599         $17,530          $ 121,213
                                             =================     =============       ==========      ==========       ============
Investments in securities, at value (A)               $ 8,251          $ 10,795          $ 9,068         $17,936          $ 140,992
Cash                                                        -                 -                1               -                  -
Foreign currency                                            -                 -                1               -                  -
Receivables:
   Dividends and interest                                   9                10                2              33                118
   Foreign taxes recoverable                                1                 -                5               -                  -
   Fund shares sold                                         -                 -               78              42                438
   Investment securities sold                               -                 -                -               -                  -
Collateral for securities loaned                            -                 -                -               -              5,774
                                             -----------------     -------------       ----------      ----------       ------------
TOTAL ASSETS                                            8,261            10,805            9,155          18,011            147,322
                                             -----------------     -------------       ----------      ----------       ------------

LIABILITIES
Cash overdraft                                              -                 -                -               -                  -
Payables:
   Administrative fees                                      1                 1                1               2                 22
   Advisory fees                                            4                 6                5               9                 58
   Forward currency contracts                               -                 -                -               -                  -
   Fund shares redeemed                                    11                33               12              33                 68
   Investment securities purchased                          -                 -                -               -                  -
   12B-1 service fees (Class A)                             1                 1                1               2                 12
Return of collateral for securities loaned                  -                 -                -               -              5,774
                                             -----------------     -------------       ----------      ----------       ------------
TOTAL LIABILITIES                                          17                41               19              46              5,934
                                             -----------------     -------------       ----------      ----------       ------------
NET ASSETS                                            $ 8,244          $ 10,764          $ 9,136         $17,965          $ 141,388
                                             =================     =============       ==========      ==========       ============

NET ASSETS CONSIST OF:
Paid-in capital                                       $ 7,720          $ 10,566          $ 8,667         $17,537          $ 119,881
Undistributed (accumulated) net
   investment income (loss)                                 1                   -              -              16              3,392
Accumulated net realized gain (loss)                        -                   -              -               6             (1,664)
Net unrealized appreciation
   (depreciation)                                         523                 198            469             406             19,779
                                             -----------------     -------------       ----------      ----------       ------------
                                                      $ 8,244          $   10,764        $ 9,136         $17,965          $ 141,388
                                             =================     =============       ==========      ==========       ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                          1,969               1,005            646           1,552             14,190
                                             =================     =============       ==========      ==========       ============
NET ASSET VALUE PER SHARE                             $  4.19          $    10.71        $  4.13         $ 11.57          $    9.96
-------------------------------------------  =================     =============       ==========      ==========       ============

(A) Including securities on loan of:                  $     -          $        -        $     -         $     -          $   5,393



                                                                        JNL VARIABLE FUND
                                             ---------------------------------------------------------------------------------------

                                                JNL/Curian
                                             Pharmaceutical/         JNL/Curian       JNL/Curian       JNL/Curian     JNL/Curian
                                                Healthcare               25            Small-Cap       Technology      The Dow 10
ASSETS                                         Sector Fund              Fund             Fund          Sector Fund       Fund
                                             -----------------      -------------     ------------     ----------     ------------

Investments in securities, at cost                   $ 22,747          $ 136,837        $ 134,708       $ 20,285        $ 200,694
                                             =================      =============     ============     ==========     ============
Investments in securities, at value (A)              $ 23,268          $ 165,580        $ 171,291       $ 20,477        $ 229,860
Cash                                                        -                 33               46              -                -
Foreign currency                                            -                  -                -              -                -
Receivables:
   Dividends and interest                                  16                298               60              -              606
   Foreign taxes recoverable                                1                  -                -              -                -
   Fund shares sold                                       396                423              523              -              656
   Investment securities sold                               -                  -                -              -                -
Collateral for securities loaned                            -                  -                -              -                -
                                             -----------------      -------------     ------------     ----------     ------------
TOTAL ASSETS                                           23,681            166,334          171,920         20,477          231,122
                                             -----------------      -------------     ------------     ----------     ------------

LIABILITIES
Cash overdraft                                              -                  -                -              -                -
Payables:
   Administrative fees                                      3                 19               21              2               27
   Advisory fees                                           12                 67               73             11               94
   Forward currency contracts                               -                  -                -              -                -
   Fund shares redeemed                                    30                 72              152             28               93
   Investment securities purchased                          -              1,503            1,503              -            1,798
   12B-1 service fees (Class A)                             2                 15               15              2               20
Return of collateral for securities loaned                  -                  -                -              -                -
                                             -----------------      -------------     ------------     ----------     ------------
TOTAL LIABILITIES                                          47              1,676            1,764             43            2,032
                                             -----------------      -------------     ------------     ----------     ------------
NET ASSETS                                           $ 23,634          $ 164,658        $ 170,156       $ 20,434        $ 229,090
                                             =================      =============     ============     ==========     ============

NET ASSETS CONSIST OF:
Paid-in capital                                      $ 23,112          $ 134,577        $ 136,903       $ 20,242        $ 195,552
Undistributed (accumulated) net
   investment income (loss)                                 1              3,878               72              -            6,650
Accumulated net realized gain (loss)                        -             (2,540)          (3,402)             -           (2,278)
Net unrealized appreciation
   (depreciation)                                         521             28,743           36,583            192           29,166
                                             -----------------      -------------     ------------     ----------     ------------
                                                     $ 23,634          $ 164,658        $ 170,156       $ 20,434        $ 229,090
                                             =================      =============     ============     ==========     ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                          2,095             15,481            9,604          3,333           22,668
                                             =================      =============     ============     ==========     ============
NET ASSET VALUE PER SHARE                            $  11.28          $   10.64        $   17.72       $   6.13        $   10.11
-------------------------------------------  =================      =============     ============     ==========     ============

(A) Including securities on loan of:                 $      -          $       -        $       -       $      -        $       -

                                                       JNL VARIABLE FUND
                                             -------------------------------------

                                               JNL/Curian           JNL/Curian
                                               The Dow 5            The S&P 10
ASSETS                                            Fund                 Fund
                                             ---------------     -----------------

Investments in securities, at cost                  $ 7,555             $ 138,406
                                             ===============     =================
Investments in securities, at value (A)             $ 7,786             $ 156,505
Cash                                                      -                    45
Foreign currency                                          -                     -
Receivables:
   Dividends and interest                                23                     2
   Foreign taxes recoverable                              -                     -
   Fund shares sold                                       -                   448
   Investment securities sold                             -                     -
Collateral for securities loaned                          -                     -
                                             ---------------     -----------------
TOTAL ASSETS                                          7,809               157,000
                                             ---------------     -----------------

LIABILITIES
Cash overdraft                                            -                     -
Payables:
   Administrative fees                                    1                    18
   Advisory fees                                          3                    64
   Forward currency contracts                             -                     -
   Fund shares redeemed                                   -                    60
   Investment securities purchased                        -                 1,701
   12B-1 service fees (Class A)                           1                    14
Return of collateral for securities loaned                -                     -
                                             ---------------     -----------------
TOTAL LIABILITIES                                         5                 1,857
                                             ---------------     -----------------
NET ASSETS                                          $ 7,804             $ 155,143
                                             ===============     =================

NET ASSETS CONSIST OF:
Paid-in capital                                     $ 8,532             $ 144,756
Undistributed (accumulated) net
   investment income (loss)                             772                   689
Accumulated net realized gain (loss)                 (1,731)               (8,401)
Net unrealized appreciation
   (depreciation)                                       231                18,099
                                             ---------------     -----------------
                                                    $ 7,804             $ 155,143
                                             ===============     =================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                          989                16,920
                                             ===============     =================
NET ASSET VALUE PER SHARE                           $  7.89             $    9.17
-------------------------------------------  ===============     =================

(A) Including securities on loan of:                $     -             $       -

                      See Notes to the Financial Statements

JNL VARIABLE FUNDS
STATEMENTS OF OPERATIONS (IN THOUSANDS)
For the Year Ended December 31, 2003
                                                                       JNL VARIABLE FUND LLC
                                            ---------------------------------------------------------------------------------

                                                                JNL/Curian
                                              JNL/Curian         Consumer        JNL/Curian        JNL/Curian    JNL/Curian
                                            Communications     Brands Sector       Energy          Financial      Global 15
                                             Sector Fund           Fund          Sector Fund       Sector Fund      Fund
                                            ---------------    -------------     ------------      -----------   ------------
INVESTMENT INCOME
   Dividends                                   $        92        $     157         $    120         $    300      $   3,078
   Interest                                              1                1                -                1             21
   Foreign taxes withheld                               (1)               -               (5)               -           (116)
   Securities lending                                    1                1                3                1             39
                                            ---------------    -------------     ------------      -----------   ------------
TOTAL INVESTMENT INCOME                                 93              159              118              302          3,022
                                            ---------------    -------------     ------------      -----------   ------------

EXPENSES
   Administrative fees                                  10               15               11               23            141
   Advisory fees                                        50               72               56              113            443
   Managers fees                                         1                1                1                2              6
   Legal fees                                            -                -                -                -              2
   12B-1 service fees (Class A)                          1                1                1                2             12
                                            ---------------    -------------     ------------      -----------   ------------
TOTAL EXPENSES                                          62               89               69              140            604
                                            ---------------    -------------     ------------      -----------   ------------
NET INVESTMENT INCOME (LOSS)                            31               70               49              162          2,418
                                            ---------------    -------------     ------------      -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                      (2,669)           1,718            1,538            1,822         (1,784)
   Foreign currency related items                        -                -                -                -             20
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                       4,648               56              576            2,460         23,477
   Foreign currency related items                        -                -                -                -             (1)

                                            ---------------    -------------     ------------      -----------   ------------
NET REALIZED AND UNREALIZED
   GAIN                                              1,979            1,774            2,114            4,282         21,712
                                            ---------------    -------------     ------------      -----------   ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                             $     2,010        $   1,844         $  2,163         $  4,444      $  24,130
                                            ===============    =============     ============      ===========   ============


                                                                       JNL VARIABLE FUND LLC
                                            ---------------------------------------------------------------------------------

                                               JNL/Curian
                                             Pharmaceutical/      JNL/Curian       JNL/Curian       JNL/Curian       JNL/Curian
                                               Healthcare             25           Small-Cap        Technology       The Dow 10
                                               Sector Fund           Fund             Fund         Sector Fund          Fund
                                            ------------------   -------------    -------------   ---------------    -----------
INVESTMENT INCOME
   Dividends                                   $          130      $    3,914       $      562      $         45       $  5,011
   Interest                                                 1              15               14                 1             17
   Foreign taxes withheld                                  (1)            (22)               -                (3)             -
   Securities lending                                       2              24               21                 3             12
                                            ------------------   -------------    -------------   ---------------    -----------
TOTAL INVESTMENT INCOME                                   132           3,931              597                46          5,040
                                            ------------------   -------------    -------------   ---------------    -----------

EXPENSES
   Administrative fees                                     31             120              131                26            193
   Advisory fees                                          151             503              549               130            815
   Managers fees                                            2               7                7                 2             13
   Legal fees                                               -               2                2                 -              3
   12B-1 service fees (Class A)                             2              15               15                 2             20
                                            ------------------   -------------    -------------   ---------------    -----------
TOTAL EXPENSES                                            186             647              704               160          1,044
                                            ------------------   -------------    -------------   ---------------    -----------
NET INVESTMENT INCOME (LOSS)                              (54)          3,284             (107)             (114)         3,996
                                            ------------------   -------------    -------------   ---------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                            506          (2,472)          (4,378)             (565)        (2,225)
   Foreign currency related items                           -               -                -                 -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                          4,567          31,825           40,387             7,234         38,126
   Foreign currency related items                           -               -                -                 -              -
                                            ------------------   -------------    -------------   ---------------    -----------

NET REALIZED AND UNREALIZED
   GAIN                                                 5,073          29,353           36,009             6,669         35,901
                                            ------------------   -------------    -------------   ---------------    -----------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                             $        5,019      $   32,637       $   35,902      $      6,555       $ 39,897
                                            ==================   =============    =============   ===============    ===========




                                                         JNL VARIABLE FUND LLC
                                             --------------------------------------
                                              JNL/Curian            JNL/Curian
                                               The Dow 5            The S&P 10
                                                 Fund                  Fund
                                             --------------     -------------------
INVESTMENT INCOME
   Dividends                                         $ 270                 $ 1,221
   Interest                                              -                      14
   Foreign taxes withheld                                -                       -
   Securities lending                                    -                       3
                                             --------------     -------------------
TOTAL INVESTMENT INCOME                                270                   1,238
                                             --------------     -------------------

EXPENSES
   Administrative fees                                  10                     124
   Advisory fees                                        45                     520
   Managers fees                                         1                       8
   Legal fees                                            -                       2
   12B-1 service fees (Class A)                          1                      14
                                             --------------     -------------------
TOTAL EXPENSES                                          57                     668
                                             --------------     -------------------
NET INVESTMENT INCOME (LOSS)                           213                     570
                                             --------------     -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                        (727)                 (5,696)
   Foreign currency related items                        -                       -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                       1,663                  24,112
   Foreign currency related items                        -                       -
                                             --------------     -------------------

NET REALIZED AND UNREALIZED
   GAIN                                                936                  18,416
                                             --------------     -------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 1,149                $ 18,986
                                             ==============     ===================

                     See Notes to the Financial Statements

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
For the Year Ended December 31, 2003
                                                                       JNL VARIABLE FUND LLC
                                            ----------------------------------------------------------------------------------------

                                                                  JNL/Curian
                                              JNL/Curian           Consumer         JNL/Curian       JNL/Curian       JNL/Curian
                                            Communications      Brands Sector         Energy          Financial       Global 15
Operations                                    Sector Fund            Fund          Sector Fund       Sector Fund         Fund
                                            ----------------    ---------------    -------------   ----------------   --------------
   Net investment income (loss)                     $    31           $     70          $    49           $    162        $   2,418
   Net realized gain (loss) on:
      Investments                                    (2,669)             1,718            1,538              1,822           (1,784)
      Foreign currency related items                      -                  -                -                  -               20
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                     4,648                 56              576              2,460           23,477
      Foreign currency related items                      -                  -                -                  -               (1)
                                            ----------------    ---------------    -------------   ----------------   --------------
Net increase in net assets
   from operations                                    2,010              1,844            2,163              4,444           24,130
                                            ----------------    ---------------    -------------   ----------------   --------------

Share transactions(1)
   Proceeds from the sale of shares                   1,362              1,861            1,709              3,168           99,610
   Cost of shares redeemed                           (1,232)            (2,407)          (2,144)            (3,831)         (12,853)
                                            ----------------    ---------------    -------------   ----------------   --------------
Net increase (decrease) in net assets
   from share transactions                              130               (546)            (435)              (663)          86,757
                                            ----------------    ---------------    -------------   ----------------   --------------

Net increase (decrease) in net assets                 2,140              1,298            1,728              3,781          110,887

Net assets beginning of period                        6,104              9,466            7,408             14,184           30,501
                                            ----------------    ---------------    -------------   ----------------   --------------

Net assets end of period                            $ 8,244           $ 10,764          $ 9,136           $ 17,965        $ 141,388
                                            ================    ===============    =============   ================   ==============

Undistributed (accumulated) net
   investment income (loss)                         $     1           $      -          $     -           $     16        $   3,392
                                            ================    ===============    =============   ================   ==============

(1)Share transactions
Shares sold                                             394                196              143                315           11,637
Shares redeemed                                        (366)              (259)            (188)              (397)          (1,526)
                                            ----------------    ---------------    -------------   ----------------   --------------
Net increase (decrease)                                  28                (63)             (45)               (82)          10,111
                                            ================    ===============    =============   ================   ==============

Purchases and sales of investment
   securities (excluding short-term
   securities):

Purchases of securities                             $10,117           $ 16,152          $10,629           $ 24,670        $  99,407
Proceeds from sales of securities                    10,132             16,756           11,280             25,541           19,928



                                                                       JNL VARIABLE FUND LLC
                                            ---------------------------------------------------------------------------------

                                                JNL/Curian
                                              Pharmaceutical/        JNL/Curian      JNL/Curian      JNL/Curian
                                                Healthcare               25           Small-Cap      Technology
Operations                                     Sector Fund             Fund            Fund         Sector Fund
                                            ------------------    ---------------   ------------    ------------
   Net investment income (loss)                      $    (54)         $   3,284      $    (107)       $   (114)
   Net realized gain (loss) on:
      Investments                                         506             (2,472)        (4,378)           (565)
      Foreign currency related items                        -                  -              -               -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                       4,567             31,825         40,387           7,234
      Foreign currency related items                        -                  -              -               -
                                            ------------------    ---------------   ------------    ------------
Net increase in net assets
   from operations                                      5,019             32,637         35,902           6,555
                                            ------------------    ---------------   ------------    ------------

Share transactions(1)
   Proceeds from the sale of shares                     4,507            110,759        112,336           3,216
   Cost of shares redeemed                             (4,172)           (16,217)       (16,665)         (3,852)
                                            ------------------    ---------------   ------------    ------------
Net increase (decrease) in net assets
   from share transactions                                335             94,542         95,671            (636)
                                            ------------------    ---------------   ------------    ------------

Net increase (decrease) in net assets                   5,354            127,179        131,573           5,919

Net assets beginning of period                         18,280             37,479         38,583          14,515
                                            ------------------    ---------------   ------------    ------------

Net assets end of period                             $ 23,634          $ 164,658      $ 170,156        $ 20,434
                                            ==================    ===============   ============    ============

Undistributed (accumulated) net
   investment income (loss)                          $      1          $   3,878      $      72        $      -
                                            ==================    ===============   ============    ============

(1)Share transactions
Shares sold                                               438             12,728          7,511             643
Shares redeemed                                          (423)            (1,928)        (1,130)           (747)
                                            ------------------    ---------------   ------------    ------------
Net increase (decrease)                                    15             10,800          6,381            (104)
                                            ==================    ===============   ============    ============

Purchases and sales of investment
   securities (excluding short-term
   securities):

Purchases of securities                              $ 29,533          $ 126,935      $ 129,172        $ 27,206
Proceeds from sales of securities                      30,113             26,743         33,804          28,263


                                                                       JNL VARIABLE FUND LLC
                                            ---------------------------------------------------------------------------------

                                                                  JNL/Curian       JNL/Curian
                                                                   The Dow 5       The S&P 10
Operations                                                           Fund             Fund
                                                                 --------------  ---------------
   Net investment income (loss)                                        $   213        $     570
   Net realized gain (loss) on:
      Investments                                                         (727)          (5,696)
      Foreign currency related items                                         -                -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                                        1,663           24,112
      Foreign currency related items                                         -                -
                                                                 --------------  ---------------
Net increase in net assets
   from operations                                                       1,149           18,986
                                                                 --------------  ---------------

Share transactions(1)
   Proceeds from the sale of shares                                        808          109,565
   Cost of shares redeemed                                              (2,204)         (14,617)
                                                                 --------------  ---------------
Net increase (decrease) in net assets
   from share transactions                                              (1,396)          94,948
                                                                 --------------  ---------------

Net increase (decrease) in net assets                                     (247)         113,934

Net assets beginning of period                                           8,051           41,209
                                                                 --------------  ---------------

Net assets end of period                                               $ 7,804        $ 155,143
                                                                 ==============  ===============

Undistributed (accumulated) net
   investment income (loss)                                            $   772        $     689
                                                                 ==============  ===============

(1)Share transactions
Shares sold                                                                117           13,381
Shares redeemed                                                           (347)          (1,808)
                                                                 --------------  ---------------
Net increase (decrease)                                                   (230)          11,573
                                                                 ==============  ===============

Purchases and sales of investment
   securities (excluding short-term
   securities):

Purchases of securities                                                $ 5,648        $ 136,229
Proceeds from sales of securities                                        7,044           40,736

                      See Notes to the Financial Staements.

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
For the Year Ended December 31, 2002
                                                                                 JNL VARIABLE FUND
                                                -----------------------------------------------------------------------------------

                                                                      JNL/Curian
                                                  JNL/Curian           Consumer        JNL/Curian       JNL/Curian     JNL/Curian
                                                Communications       Brands Sector       Energy         Financial      Global 15
Operations                                        Sector Fund            Fund          Sector Fund     Sector Fund        Fund
                                                ----------------     --------------    ------------    -------------  -------------
   Net investment income (loss)                         $    11            $    37         $    33         $    117       $    570
   Net realized gain (loss) on:
      Investments                                        (7,262)              (467)           (896)             (71)           417
      Foreign currency related items                          -                  -               -                -             (1)
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                         2,163               (236)            504           (2,648)        (3,890)
      Foreign currency related items                          -                  -               -                -              1
                                                ----------------     --------------    ------------    -------------  -------------
Net decrease in net assets
   from operations                                       (5,088)              (666)           (359)          (2,602)        (2,903)
                                                ----------------     --------------    ------------    -------------  -------------

Share transactions(1)
   Proceeds from the sale of shares                       3,922              4,471           3,781            6,306         29,875
   Cost of shares redeemed                               (3,201)            (2,345)         (3,482)          (5,431)        (4,546)
                                                ----------------     --------------    ------------    -------------  -------------
Net increase in net assets
   from share transactions                                  721              2,126             299              875         25,329
                                                ----------------     --------------    ------------    -------------  -------------

Net increase (decrease) in net assets                    (4,367)             1,460             (60)          (1,727)        22,426

Net assets beginning of period                           10,471              8,006           7,468           15,911          8,075
                                                ----------------     --------------    ------------    -------------  -------------

Net assets end of period                                $ 6,104            $ 9,466         $ 7,408         $ 14,184       $ 30,501
                                                ================     ==============    ============    =============  =============

Undistributed (accumulated) net
   investment income (loss)                             $   (28)           $    97         $    67         $    235       $    954
                                                ================     ==============    ============    =============  =============

(1)Share transactions
Shares sold                                                 983                476             337              627          3,724
Shares redeemed                                            (849)              (258)           (318)            (568)          (575)
                                                ----------------     --------------    ------------    -------------  -------------
Net increase                                                134                218              19               59          3,149
                                                ================     ==============    ============    =============  =============

Purchases and sales of investment
   securities (excluding short-term
   securities):

Purchases of securities                                 $ 4,512            $ 4,753         $ 4,605         $  5,143       $ 28,152
Proceeds from sales of securities                         3,745              2,671           4,215            4,178          3,233


                                                                                 JNL VARIABLE FUND
                                                -----------------------------------------------------------------------------------

                                                 JNL/Curian
                                               Pharmaceutical/        JNL/Curian        JNL/Curian     JNL/Curian      JNL/Curian
                                                 Healthcare               25            Small-Cap      Technology      The Dow 10
Operations                                       Sector Fund             Fund              Fund        Sector Fund        Fund
                                             --------------------    --------------    -------------   ------------   ------------
   Net investment income (loss)                         $    (61)         $    383         $    231       $   (136)       $  1,600
   Net realized gain (loss) on:
      Investments                                         (3,207)              258             (202)        (7,033)            594
      Foreign currency related items                           -                 -                -              -               -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                         (5,110)           (3,633)          (4,260)        (1,432)         (8,661)
      Foreign currency related items                           -                 -                -              -               -
                                             --------------------    --------------    -------------   ------------   -------------
Net decrease in net assets
   from operations                                        (8,378)           (2,992)          (4,231)        (8,601)         (6,467)
                                             --------------------    --------------    -------------   ------------   -------------

Share transactions(1)
   Proceeds from the sale of shares                        8,276            39,128           35,769          8,143          70,156
   Cost of shares redeemed                                (6,118)           (7,060)          (7,397)        (5,071)        (19,750)
                                             --------------------    --------------    -------------   ------------   -------------
Net increase in net assets
   from share transactions                                 2,158            32,068           28,372          3,072          50,406
                                             --------------------    --------------    -------------   ------------   -------------

Net increase (decrease) in net assets                     (6,220)           29,076           24,141         (5,529)         43,939

Net assets beginning of period                            24,500             8,403           14,442         20,044          36,882
                                             --------------------    --------------    -------------   ------------   -------------

Net assets end of period                                $ 18,280          $ 37,479         $ 38,583       $ 14,515        $ 80,821
                                             ====================    ==============    =============   ============   =============

Undistributed (accumulated) net
   investment income (loss)                             $   (106)         $    594         $    179          (408)        $ 2,654
                                             ====================    ==============    =============   ============   =============

(1)Share transactions
Shares sold                                                  773             4,596            2,819          1,505           8,334
Shares redeemed                                             (626)             (842)            (589)        (1,051)         (2,421)
                                             --------------------    --------------    -------------   ------------   -------------
Net increase                                                 147             3,754            2,230            454           5,913
                                             ====================    ==============    =============   ============   =============

Purchases and sales of investment
   securities (excluding short-term
   securities):

Purchases of securities                                 $ 11,566          $ 38,693         $ 42,505       $  8,525        $ 63,076
Proceeds from sales of securities                          9,451             6,754           14,488          5,514          11,885


                                                      JNL VARIABLE FUND
                                                -----------------------------------

                                              JNL/Curian       JNL/Curian
                                              The Dow 5        The S&P 10
Operations                                      Fund             Fund
                                            --------------   --------------
   Net investment income (loss)                   $   232         $     81
   Net realized gain (loss) on:
      Investments                                     254           (1,162)
      Foreign currency related items                    -                -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                  (1,701)          (5,499)
      Foreign currency related items                    -                -
                                            --------------   --------------
Net decrease in net assets
   from operations                                 (1,215)          (6,580)
                                            --------------   --------------

Share transactions(1)
   Proceeds from the sale of shares                 4,551           37,604
   Cost of shares redeemed                         (2,193)         (10,002)
                                            --------------   --------------
Net increase in net assets
   from share transactions                          2,358           27,602
                                            --------------   --------------

Net increase (decrease) in net assets               1,143           21,022

Net assets beginning of period                      6,908           20,187
                                            --------------   --------------

Net assets end of period                          $ 8,051         $ 41,209
                                            ==============   ==============

Undistributed (accumulated) net
   investment income (loss)                       $   559            $ 119
                                            ==============   ==============

(1)Share transactions
Shares sold                                           635            4,314
Shares redeemed                                      (337)          (1,112)
                                            --------------   --------------
Net increase                                          298            3,202
                                            ==============   ==============

Purchases and sales of investment
   securities (excluding short-term
   securities):

Purchases of securities                           $ 6,895         $ 46,815
Proceeds from sales of securities                   3,959           19,598


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                      Increase (Decrease) from
                                        Investment Operations
                                 --------------------------------------------------
                       Net Asset
                         Value            Net        Net Realized     Total from      Net Asset
       Period          Beginning      Investment     & Unrealized     Investment      Value, End
       Ended           of Period     Income (Loss)  Gains (Losses)    Operations      of Period
------------------------------------------------------------------------------------------------
JNL/CURIAN COMMUNICATIONS SECTOR FUND
     12/31/03                $3.15           $0.02           $1.02           $1.04         $4.19
     12/31/02                 5.79            0.01           (2.65)          (2.64)         3.15
     12/31/01                11.02            0.01           (5.24)          (5.23)         5.79
     12/31/00                15.09           (0.02)          (4.05)          (4.07)        11.02
 07/02(a)-12/31/99           10.00               -            5.09            5.09         15.09

-------------------------------------------------------------------------------------------------
JNL/CURIAN CONSUMER BRANDS SECTOR FUND
     12/31/03                 8.86            0.08            1.77            1.85         10.71
     12/31/02                 9.42            0.02           (0.58)          (0.56)         8.86
     12/31/01                10.31            0.02           (0.91)          (0.89)         9.42
     12/31/00                 9.55            0.02            0.74            0.76         10.31
07/02(a)-12/31/99            10.00            0.03           (0.48)          (0.45)         9.55

-------------------------------------------------------------------------------------------------
JNL/CURIAN ENERGY SECTOR FUND
     12/31/03                10.72            0.08            3.33            3.41         14.13
     12/31/02                11.11            0.05           (0.44)          (0.39)        10.72
     12/31/01                14.91            0.01           (3.81)          (3.80)        11.11
     12/31/00                10.27               -            4.64            4.64         14.91
07/02(a)-12/31/99            10.00            0.04            0.23            0.27         10.27

-------------------------------------------------------------------------------------------------
JNL/CURIAN FINANCIAL SECTOR FUND
     12/31/03                 8.68            0.11            2.78            2.89         11.57
     12/31/02                10.10            0.07           (1.49)          (1.42)         8.68
     12/31/01                11.42            0.04           (1.36)          (1.32)        10.10
     12/31/00                 8.97            0.02            2.43            2.45         11.42
07/02(a)-12/31/99            10.00            0.02           (1.05)          (1.03)         8.97

-------------------------------------------------------------------------------------------------
JNL/CURIAN GLOBAL 15 FUND
     12/31/03                 7.48           (0.22)           2.70            2.48          9.96
     12/31/02                 8.68           (0.39)          (0.81)          (1.20)         7.48
     12/31/01                 8.74            0.09           (0.15)          (0.06)         8.68
     12/31/00                 8.99            0.22           (0.47)          (0.25)         8.74
07/02(a)-12/31/99            10.00            0.11           (1.12)          (1.01)         8.99

-------------------------------------------------------------------------------------------------
JNL/CURIAN PHARMACEUTICAL/HEALTHCARE SECTOR FUND
     12/31/03                 8.79           (0.03)           2.52            2.49         11.28
     12/31/02                12.67           (0.03)          (3.85)          (3.88)         8.79
     12/31/01                13.60           (0.03)          (0.90)          (0.93)        12.67
     12/31/00                 9.74               -            3.86            3.86         13.60
07/02(a)-12/31/99            10.00               -           (0.26)          (0.26)         9.74

-------------------------------------------------------------------------------------------------
JNL/CURIAN 25 FUND
     12/31/03                 8.01            0.12            2.51            2.63         10.64
     12/31/02                 9.07           (0.10)          (0.96)          (1.06)         8.01
     12/31/01                 7.94            0.02            1.11            1.13          9.07
     12/31/00                 8.30            0.13           (0.49)          (0.36)         7.94
07/02(a)-12/31/99            10.00            0.08           (1.78)          (1.70)         8.30
-------------------------------------------------------------------------------------------------


                                                       Supplemental Data
                                             --------------------------------------    Ratio of     Investment
                                                             Net Assets,              Expenses to  Income (Loss)
       Period                                    Total      End of Period  Portfolio  Average Net    to Average
       Ended                                  Return (b)    (in thousands) Turnover    Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------------------------
JNL/CURIAN COMMUNICATIONS SECTOR FUND
     12/31/03                                     33.02 %       $8,244       149.3%        0.91%          0.46 %
     12/31/02                                    (45.60)         6,104        50.9         0.89           0.15
     12/31/01                                    (47.46)        10,471        64.1         0.85          (0.08)
     12/31/00                                    (26.97)        12,503        76.0         0.85          (0.25)
 07/02(a)-12/31/99                                50.90          5,049        85.7         0.85          (0.08)

------------------------------------------------------------------------------------------------------------------
JNL/CURIAN CONSUMER BRANDS SECTOR FUND
     12/31/03                                     20.88         10,764       167.7         0.91           0.72
     12/31/02                                     (5.94)         9,466        28.5         0.89           0.39
     12/31/01                                     (8.63)         8,006        61.7         0.85           0.71
     12/31/00                                      7.96          4,301        52.9         0.85           0.57
07/02(a)-12/31/99                                 (4.50)         1,673        98.2         0.85           0.76

------------------------------------------------------------------------------------------------------------------
JNL/CURIAN ENERGY SECTOR FUND
     12/31/03                                     31.81          9,136       141.2         0.91           0.65
     12/31/02                                     (3.51)         7,408        53.0         0.89           0.42
     12/31/01                                    (25.49)         7,468        67.6         0.85           0.33
     12/31/00                                     45.18          5,226        54.3         0.85           0.40
07/02(a)-12/31/99                                  2.70            762       103.1         0.85           0.47

------------------------------------------------------------------------------------------------------------------
JNL/CURIAN FINANCIAL SECTOR FUND                  33.30         17,965       162.2         0.91           1.06
     12/31/03                                    (14.06)        14,184        25.3         0.89           0.70
     12/31/02                                    (11.56)        15,911        67.6         0.85           0.63
     12/31/01                                     27.31         11,278        41.9         0.85           0.53
     12/31/00                                    (10.30)         2,496        61.5         0.85           0.73
07/02(a)-12/31/99

------------------------------------------------------------------------------------------------------------------
JNL/CURIAN GLOBAL 15 FUND
     12/31/03                                     33.16        141,388        28.9         0.86           3.44
     12/31/02                                    (13.82)        30,501        20.4         0.88           3.59
     12/31/01                                     (0.69)         8,075        45.5         0.90           3.55
     12/31/00                                     (2.78)         5,037        93.4         0.90           4.32
07/02(a)-12/31/99                                (10.10)         2,034        80.5         0.90           3.44

------------------------------------------------------------------------------------------------------------------
JNL/CURIAN PHARMACEUTICAL/HEALTHCARE SECTOR FUND
     12/31/03                                     28.33         23,634       145.5         0.91           0.27
     12/31/02                                    (30.62)        18,280        44.0         0.89          (0.28)
     12/31/01                                     (6.84)        24,500        52.5         0.85          (0.26)
     12/31/00                                     39.63         17,462        63.0         0.85           0.04
07/02(a)-12/31/99                                 (2.60)         4,046        58.9         0.85           0.15

------------------------------------------------------------------------------------------------------------------
JNL/CURIAN 25 FUND
     12/31/03                                     32.83        164,658        33.3         0.81           4.11
     12/31/02                                    (11.69)        37,479        35.6         0.82           2.05
     12/31/01                                     14.23          8,403        49.0         0.85           2.34
     12/31/00                                     (4.34)         3,569        85.0         0.85           2.71
07/02(a)-12/31/99                                (17.00)         1,858        66.3         0.85           2.48

------------------------------------------------------------------------------------------------------------------


(a) Commencement of operations July 2, 1999.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.

                     See Notes to the Financial Statements.


                                              Increase (Decrease) from
                                                Investment Operations
                                     --------------------------------------------------
                           Net Asset
                            Value            Net        Net Realized     Total from     Net Asset
       Period              Beginning      Investment     & Unrealized     Investment    Value, End
       Ended               of Period     Income (Loss)  Gains (Losses)    Operations    of Period
---------------------------------------------------------------------------------------------------

JNL/CURIAN SMALL-CAP FUND
     12/31/03               $11.97          $(0.05)          $5.80           $5.75        $17.72
     12/31/02                14.54            0.11           (2.68)          (2.57)        11.97
     12/31/01                15.13            0.01           (0.60)          (0.59)        14.54
     12/31/00                12.38           (0.04)           2.79            2.75         15.13
07/02(a)-12/31/99            10.00           (0.02)           2.40            2.38         12.38

---------------------------------------------------------------------------------------------------
JNL/CURIAN TECHNOLOGY SECTOR FUND
     12/31/03                 4.22           (0.04)           1.95            1.91          6.13
     12/31/02                 6.72           (0.03)          (2.47)          (2.50)         4.22
     12/31/01                12.18               -           (5.46)          (5.46)         6.72
     12/31/00                15.39           (0.08)          (3.13)          (3.21)        12.18
07/02(a)-12/31/99            10.00           (0.01)           5.40            5.39         15.39

---------------------------------------------------------------------------------------------------
JNL/CURIAN THE DOW 10 FUND
     12/31/03                 8.04            0.03            2.04            2.07         10.11
     12/31/02                 8.92            0.01           (0.89)          (0.88)         8.04
     12/31/01                 9.18            0.07           (0.33)          (0.26)         8.92
     12/31/00                 8.73            0.13            0.32            0.45          9.18
07/02(a)-12/31/99            10.00            0.05           (1.32)          (1.27)         8.73

---------------------------------------------------------------------------------------------------
JNL/CURIAN THE DOW 5 FUND
     12/31/03                 6.60            0.32            0.97            1.29          7.89
     12/31/02                 7.50            0.10           (1.00)          (0.90)         6.60
     12/31/01                 7.76            0.08           (0.34)          (0.26)         7.50
     12/31/00                 7.79            0.22           (0.25)          (0.03)         7.76
07/02(a)-12/31/99            10.00            0.06           (2.27)          (2.21)         7.79

---------------------------------------------------------------------------------------------------
JNL/CURIAN THE S&P 10 FUND
     12/31/03                 7.71            0.02            1.44            1.46          9.17
     12/31/02                 9.41               -           (1.70)          (1.70)         7.71
     12/31/01                11.97            0.04           (2.60)          (2.56)         9.41
     12/31/00                11.06           (0.03)           0.94            0.91         11.97
07/02(a)-12/31/99            10.00            0.01            1.05            1.06         11.06
---------------------------------------------------------------------------------------------------


                                                       Supplemental Data
                                             --------------------------------------    Ratio of     Investment
                                                             Net Assets,              Expenses to  Income (Loss)
       Period                                    Total      End of Period  Portfolio  Average Net    to Average
       Ended                                  Return (b)    (in thousands) Turnover    Assets (c)  Net Assets (c)
------------------------------------------------------------------------------------------------------------------
JNL/CURIAN SMALL-CAP FUND
     12/31/03                                    48.04 %      $170,156        38.6%      0.81%         (0.12)%
     12/31/02                                   (17.68)         38,583        62.7       0.83           1.02
     12/31/01                                    (3.90)         14,442        78.7       0.85          (0.25)
     12/31/00                                    22.21           7,729       116.4       0.85          (0.47)
07/02(a)-12/31/99                                23.80           2,100       102.5       0.85          (0.39)

------------------------------------------------------------------------------------------------------------------
JNL/CURIAN TECHNOLOGY SECTOR FUND
     12/31/03                                    45.26          20,434       155.9       0.91          (0.65)
     12/31/02                                   (37.20)         14,515        32.4       0.89          (0.80)
     12/31/01                                   (44.83)         20,044        64.4       0.85          (0.72)
     12/31/00                                   (20.86)         20,071        81.5       0.85          (0.72)
07/02(a)-12/31/99                                53.90           7,834        55.7       0.85          (0.40)

------------------------------------------------------------------------------------------------------------------
JNL/CURIAN THE DOW 10 FUND
     12/31/03                                    25.75         229,090        24.7       0.81           3.10
     12/31/02                                    (9.87)         80,821        21.7       0.83           2.92
     12/31/01                                    (2.83)         36,882        38.5       0.85           2.34
     12/31/00                                     5.15          21,051        47.1       0.85           2.62
07/02(a)-12/31/99                               (12.70)          7,786        23.3       0.85           2.53

------------------------------------------------------------------------------------------------------------------
JNL/CURIAN THE DOW 5 FUND
     12/31/03                                    19.55           7,804        80.6       0.82           3.03
     12/31/02                                   (12.00)          8,051        48.7       0.83           2.83
     12/31/01                                    (3.35)          6,908        52.8       0.85           2.63
     12/31/00                                    (0.39)          5,038        42.0       0.85           3.52
07/02(a)-12/31/99                               (22.10)          3,852        40.2       0.85           2.83

------------------------------------------------------------------------------------------------------------------
JNL/CURIAN THE S&P 10 FUND
     12/31/03                                    18.94         155,143        49.2       0.81           0.69
     12/31/02                                   (18.07)         41,209        68.6       0.83           0.29
     12/31/01                                   (21.39)         20,187        66.8       0.85           0.41
     12/31/00                                     8.23          18,964        91.3       0.85          (0.27)
07/02(a)-12/31/99                                10.60           9,192        27.9       0.85           0.16
------------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.

                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               JNL VARIABLE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS




NOTE 1. ORGANIZATION

The JNL Variable Fund LLC is a limited liability company organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Fund is registered with the Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940. The JNL Variable Fund LLC includes the following twelve (12) separate Funds, each subadvised by Curian CapitalSM LLC: JNL/Curian Communications Sector Fund, JNL/Curian Consumer Brands Sector Fund, JNL/Curian Energy Sector Fund, JNL/Curian Financial Sector Fund, JNL/Curian Global 15 Fund, JNL/Curian Pharmaceutical/Healthcare Sector Fund, JNL/Curian 25 Fund, JNL/Curian Target Small-Cap Fund, JNL/Curian Technology Sector Fund, JNL/Curian The Dow 10 Fund, JNL/Curian The Dow 5 Fund and JNL/Curian The S&P 10 Fund.

Effective December 15, 2003, each of the JNL Variable Funds are managed by Curian Capital LLC. Prior to December 15, 2003, the JNL Variable Funds were managed by First Trust Advisers L.P.

Effective December 15, 2003, the JNL Variable Fund adopted a Multiple Class
Plan which authorizes each Fund to issue from time to time one or more classes of shares. The Multiple Class Plan currently designates two classes of shares:
Class A which is subject to the Advisory Fee, the Administrative Fees, the 12b-1 Fee and the Brokerage Enhancement Plan Fee. For the year ended December 31, 2003, only Class A shares were offered.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds. Curian Capital LLC is an affiliate of the Adviser. Shares are presently offered to Jackson National and its separate accounts to fund the benefits of variable annuity policies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

SECURITIES LOANED -- The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Adviser. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- No distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES -- The JNL Variable Fund LLC is a limited liability company with all of its interests owned by a single interest: Jackson National Separate Account-I. Accordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National and are not taxed separately. Effective December 15, 2003, the JNL/Curian Communications Sector Fund, JNL/Curian Consumer Brands Sector Fund, JNL/Curian Energy Sector Fund, JNL/Curian Financial Sector Fund, JNL/Curian Pharmaceutical/Healthcare Sector Fund, and JNL/Curian Technology Sector Fund ("Sector Funds") elected to be taxed as a corporation. The Sector Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The Sector Funds periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund in the JNL Variable Funds paid JNAM an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of the investment advisory fee is paid to Curian Capital LLC as compensation for their services. Effective December 15, 2003, the following is a schedule of the fees each Fund is currently obligated to pay JNAM which have been revised to reflect the 0.20% reduction in the advisory fee in conjunction with the Funds' adoption of the 12b-1 Service Fee (described below):

SECTOR FUNDS:
ASSETS                        FEES
------                        ----
$0 to $500 million            .52%
$500 million to $1 billion    .47%
Over $1 billion               .42%

TARGET FUNDS:
ASSETS                        FEES
------                        ----
All assets                    .43%

Prior to December 15, 2003, the Sector Fund advisory fees were 0.55% up to $500 million, 0.50% between $500 million and $1 billion, and 0.45% over $1 billion, and the Target Fund advisory fees were 0.45% on all assets.

ADMINISTRATIVE FEE -- In addition to the investment advisory fee, each Fund in the JNL Variable Funds paid JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund, except for the JNL/Curian Global Target 15 Fund which paid JNAM an annual Administrative Fee of 0.20% of the average daily net assets of the Fund.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

During the year ended December 31, 2003, the JNL/Curian Communications Sector Fund, JNL/Curian Consumer Brands Sector Fund, JNL/Curian Energy Sector Fund, JNL/Curian Financial Sector Fund, JNL/Curian Pharmaceutical/Healthcare Sector Fund, JNL/Curian 25 Fund, JNL/Curian Small-Cap Fund, JNL/Curian Technology Sector Fund, JNL/Curian The Dow 10 Fund and JNL/Curian The S&P 10 Fund paid, $9, $6, $4, $8, $10, $6, $5, $17, $5 and $3, in thousands respectively, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

12B-1 SERVICE FEE - Effective December 15, 2003, the JNL Variable Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Funds' Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% as a percentage of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class
A)".

NOTE 4.  FEDERAL INCOME TAX MATTERS

Permanent difference between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). These reclassifications have no impact on net assets.


                                                                       NET INCREASE (DECREASE)
                                                       ---------------------------------------------------------
                                                         ACCUMULATED          ACCUMULATED       PAID IN CAPITAL
                                                        UNDISTRIBUTED
                                                        NET INVESTMENT       NET REALIZED
                                                            INCOME             GAIN/LOSS
                                                       -----------------    ----------------    ----------------

JNL/Curian Communications Sector Fund                  $            (2)     $        14,316     $      (14,314)
JNL/Curian Consumer Brands Sector Fund                            (167)               (946)               1,113
JNL/Curian Energy Sector Fund                                     (116)               (266)                 382
JNL/Curian Financial Sector Fund                                  (381)             (1,283)               1,664
JNL/Curian Pharmaceutical/Healthcare Sector Fund                    161               1,459             (1,620)
JNL/Curian Technology Sector Fund                                   522              16,872            (17,394)

As of December 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting in Real Estate Investments Trusts; and the tax deferral of losses on wash sale transactions.

                                                                                                        TAX COMPONENTS OF
                                                                                                      DISTRIBUTABLE EARNINGS
                                                                                                     ---------------------------
                                                 COST OF      GROSS        GROSS           NET     UNDISTRIBUTED  ACCUMULATED
                                               INVESTMENTS   UNREALIZED   UNREALIZED   UNREALIZED       NET           NET
                                                            APPRECIATION DEPRECIATION APPRECIATION/ INVESTMENT     REALIZED
                                                                                      DEPRECIATION    INCOME       GAIN/LOSS
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

  JNL/Curian Communications Sector Fund        $    7,728   $      534   $    (11)    $        523   $       1     $    -
  JNL/Curian Consumer Brands Sector Fund           10,597          269        (71)             198           -          -
  JNL/Curian Energy Sector Fund                     8,599          479        (10)             469           -          -
  JNL/Curian Financial Sector Fund                 17,530          451        (45)             406          16          6
  JNL/Curian Pharmaceutical/Healthcare Sector                                                                1          -
    Fund                                           22,747          638       (117)             521
  JNL/Curian Technology Sector Fund                20,285          360       (168)             192           -          -

--------------------------------------------------------------------------------
                          Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Managers of JNL Variable Fund LLC

We have audited the accompanying statements of assets and liabilities of each Fund within the JNL Variable Fund LLC (the "Fund"), including the schedules of investments, as listed in Note 1 of the financial statements as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for each of the periods prior to 2001 were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Fund within the JNL Variable Fund LLC as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Chicago, IL
February 20, 2004

                      MANAGERS OF THE JNL VARIABLE FUND LLC

---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                 CURRENT                                                         THE FUND          OTHER
                              POSITION WITH                                                      COMPLEX       DIRECTORSHIPS
  MANAGER/OFFICER (AGE) &        THE JNL         LENGTH OF       PRINCIPAL OCCUPATION FOR    OVERSEEN BY THE    HELD BY THE
          ADDRESS             VARIABLE FUND     TIME SERVED          THE PAST 5 YEARS            MANAGER          MANAGER
------------------------------------------------------------------------------------------------------------------------------
Interested Managers
------------------------------------------------------------------------------------------------------------------------------
Andrew B. Hopping* (45)      Manager; Chair    10/98 to        Executive Vice President,     85                None
1 Corporate Way              of Board of       present         Chief Financial Officer and
Lansing, MI 48951            Managers                          Treasurer of Jackson
                                                               National Life
                                                               Insurance
                                                               Company; Trustee
                                                               or Manager, and
                                                               Chairman, of each
                                                               other investment
                                                               company in the
                                                               Fund Complex.
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
Robert A. Fritts* (55)       Manager,          2/99 to         Senior Vice President (8/03   85                None
1 Corporate Way              President and     present         to present) and Controller
Lansing, MI 48951            Chief Executive                   of Jackson National Life
                             Officer                           Insurance Company; Vice
                                                               President of Jackson
                                                               National Life Insurance
                                                               Company and Trustee or
                                                               Manager, and (since 12/02)
                                                               President and Chief
                                                               Executive Officer, of each
                                                               other investment company in
                                                               the Fund Complex.
------------------------------------------------------------------------------------------------------------------------------
Disinterested Managers
------------------------------------------------------------------------------------------------------------------------------
Peter McPherson (63)         Manager           2/02 to 5/03    President, Michigan State     20                Director of Dow
1 Corporate Way                                                University                                      Jones & Company
Lansing, MI 48951
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
Dominic D'Annunzio (65)      Manager           6/03 to         Acting Commissioner of        85                None
1 Corporate Way                                present; 4/00   Insurance for the State of
Lansing, MI 48951                              to 2/02         Michigan (1/90 to 5/90)
                                                               (8/97 to 5/98)
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
Michael Bouchard (47)        Manager           4/00 to present Sheriff, Oakland County,      85                None
1 Corporate Way                                                Michigan, Senator - State
Lansing, MI 48951                                              of Michigan (1991-1999)
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
Michelle Engler (45)         Manager           4/00 to present Attorney (1983 to present);   85                Director of
1 Corporate Way                                                First Lady of the State of                      Federal Home
Lansing, MI 48951                                              Michigan (1990 - 2002);                         Loan Mortgage
                                                               Michigan Community Service                      Corporation
                                                               Commission Chair (1991 -
                                                               2000)
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
Joseph Frauenheim (69)       Manager           12/03 to        Consultant (Banking)          85                None
1 Corporate Way                                present
Lansing, Michigan
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
Richard D. McLellan (61)     Manager           12/03 to        Member, Dykema Gossett PLLC   85                None
1 Corporate Way                                present         (law firm)
Lansing, Michigan
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------

* Messrs. Hopping and Fritts are "interested persons" of the JNL Variable Fund due to their positions with Jackson National Life Insurance Company, which is the parent company of the Adviser.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling (800) 766-4683.

                      MANAGERS OF THE JNL VARIABLE FUND LLC

Managers and officers that are interested persons of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or officers. The following persons, who are disinterested Managers of the Fund, received from the Fund the compensation amounts indicated for the services as such.

                                                               PENSION OR
                                         AGGREGATE             RETIREMENT         ESTIMATED      TOTAL COMPENSATION
                                     COMPENSATION FROM      BENEFITS ACCRUED       ANNUAL             FROM THE
                                      THE JNL VARIABLE      AS PART OF FUND     BENEFITS UPON       JNL VARIABLE
             MANAGER                       FUNDS               EXPENSES           RETIREMENT            FUNDS
             -------                       -----               --------           ----------            -----

Michael Bouchard                          $27,500                  0                  0               $27,500
Michelle Engler                           $27,500                  0                  0               $27,500
Peter McPherson                            $5,000                  0                  0                $5,000
Dominic D'Annunzio                        $12,500                  0                  0               $12,500
Joseph Frauenheim                          $8,750                  0                  0                $8,750
Richard D. McLellan                        $7,500                  0                  0                $7,500


                              JNL VARIABLE FUND LLC

A Special Meeting of Interest Holders of the JNL Variable Fund LLC was held on December 1, 2003.

The meeting involved the election of directors. The following lists the name of each director elected at the meeting and the names of all other directors now in office:

                  Elected: Joseph Frauenheim
                           Richard McLellan

                  Current: Dominic D'Annunzio
                           Michelle Engler
                           Michael Bouchard
                           Andrew B. Hopping
                           Robert A. Fritts

The following proposals were voted upon at the meeting:

         1. To vote on the election of two additional Managers of the Board of Managers of each Company.


                         VARIABLE FUND LLC                        AFFIRMATIVE                WITHHOLD

                Joseph Frauenheim                               66,752,137.568             4,051,146.255
                Richard D. McLellan                             66,885,160.217             3,918.123.606



         2. To approve or disapprove a Rule 12b-1 Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Fund of each Company.



                       VARIABLE FUND LLC                     AFFIRMATIVE            AGAINST             ABSTAIN

         First Trust/JNL The DowSM Target 10 Fund          15,541,622.341       1,102,332.448       1,242,802.159
         First Trust/JNL The DowSM Target 5 Fund              838,339.560          38,221.021         139,910.922
         First Trust/JNL Global Target 15 Fund              8,962,019.548         600,212.838         752,422.350
         First Trust/JNL Target 25 Fund                     9,754,200.074         713,715.776         845,955.667
         First Trust/JNL Leading Brands Sector Fund           895,600.017          40,218.363          85,976.526
         First Trust/JNL Target Small-Cap Fund              6,257,578.470         427,947.060         546,484.875
         First Trust/JNL Technology Sector Fund             2,946,489.553         235,170.263         287,574.128
         First Trust/JNL Pharmaceutical/ Healthcare
             Sector Fund                                    1,708,774.772         131,029.908         154,981.314
         First Trust/JNL Financial Sector Fund              1,319,092.297         129,707.039          78,462.343
         First Trust/JNL Energy Sector Fund                   514,773.720         101,586.206          14,558.307
         First Trust/JNL Communications Sector Fund         1,512,082.899         191,343.718         247,995.799
         First Trust/JNL The S&P(R)Target 10 Fund          10,690,824.219         819,522.007         933,755.316

         3.   To approve or disapprove a change in sub-adviser and a proposed
              Investment Sub-Advisory Agreement between Jackson National Asset
              Management, LLC and Curian Capital LLC, under which Curian Capital
              LLC would serve as sub-adviser for each Fund of each Company.

                       VARIABLE FUND LLC                     AFFIRMATIVE            AGAINST             ABSTAIN

         First Trust/JNL The DowSM Target 10 Fund             15,722,179.279         918,514.711    1,246,062.958
         First Trust/JNL The DowSM Target 5 Fund                 855,733.904          43,935.014      116,802.585
         First Trust/JNL Global Target 15 Fund                 9,105,282.953         491,502.577      717,869.206
         First Trust/JNL Target 25 Fund                        9,990,922.254         563,182.192      759,767.071
         First Trust/JNL Leading Brands Sector Fund              883,332.874          41,300.899       97,161.133
         First Trust/JNL Target Small-Cap Fund                 6,397,182.325         325,535.688      509,292.392
         First Trust/JNL Technology Sector Fund                3,103,989.697         133,703.089      231,541.158
         First Trust/JNL Pharmaceutical/ Healthcare
             Sector Fund                                       1,707,976.921         121,879.539      164,929.534
         First Trust/JNL Financial Sector Fund                 1,329,697.743         116,960.696       80,603.240
         First Trust/JNL Energy Sector Fund                      519,685.713          95,356.858       15,875.662
         First Trust/JNL Communications Sector Fund            1,668,437.808          91,886.785      191,097.823
         First Trust/JNL The S&P(R)Target 10 Fund             10,863,285.726         707,772.459      873,043.357


         4. To approve or disapprove an arrangement and an amendment to the investment advisory and management agreement that would permit Jackson National Asset Management LLC, the Companies' investment adviser, with Board approval, to enter into or amend any sub-advisory agreement with an unaffiliated sub-adviser without interest holder approval.

                       VARIABLE FUND LLC                     AFFIRMATIVE            AGAINST             ABSTAIN

         First Trust/JNL The DowSM Target 10 Fund           15,155,840.826       1,467,416.559       1,263,499.563
         First Trust/JNL The DowSM Target 5 Fund               836,452.917          63,518.160         116,500.426
         First Trust/JNL Global Target 15 Fund               8,737,661.696         842,707.172         734,285.868
         First Trust/JNL Target 25 Fund                      9,598,523.640         943,124.692         772,223.185
         First Trust/JNL Leading Brands Sector Fund           860,058.976           68,160.436          93,575.494
         First Trust/JNL Target Small-Cap Fund               6,123,645.298         594,171.676         514,193.431
         First Trust/JNL Technology Sector Fund              2,995,908.900         231,045.341         242,279.703
         First Trust/JNL Pharmaceutical/ Healthcare
             Sector Fund                                     1,687,794.844         144,041.097         162,950.053
         First Trust/JNL Financial Sector Fund               1,293,980.431         150,422.963          82,858.285
         First Trust/JNL Energy Sector Fund                    495,917.663         117,789.615          17,210.955
         First Trust/JNL Communications Sector Fund          1,626,644.777         163,376.021         161,401.618
         First Trust/JNL The S&P(R)Target 10 Fund           10,422,897.519       1,119,367.887         901,836.136


                                   SUPPLEMENT
                    DATED FEBRUARY 12, 2004 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2003

                              JNL VARIABLE FUND LLC
                            JNL VARIABLE FUND III LLC
                             JNL VARIABLE FUND V LLC
                            JNLNY VARIABLE FUND I LLC

On January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved the following fund mergers:

-------------------------------------------------- -----------------------------
             Acquiring Funds                                   Acquired Funds
-------------------------------------------------- -----------------------------
-------------------------------------------------- -----------------------------
JNL VARIABLE FUND LLC                              JNL VARIABLE FUND III LLC

   JNL/Curian The Dow 10 Fund                         JNL/Curian The Dow 10 Fund
-------------------------------------------------- -----------------------------
-------------------------------------------------- -----------------------------
JNL VARIABLE FUND LLC                              JNL VARIABLE FUND V LLC

   JNL/Curian The Dow 10 Fund                         JNL/Curian The Dow 10 Fund
-------------------------------------------------- -----------------------------
-------------------------------------------------- -----------------------------
JNL VARIABLE FUND LLC                              JNL VARIABLE FUND LLC

   JNL/Curian The Dow 10 Fund                         JNL/Curian The Dow 5 Fund
-------------------------------------------------- -----------------------------

The Acquired Funds will be merged into the Acquiring Funds effective on May 3, 2004. Shareholder approval is not required for these transactions.

On February 12, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

JNL VARIABLE FUND LLC
         JNL/Curian The DowSM 5 Fund
         JNL/Curian The DowSM 10 Fund
         JNL/Curian The S&P(R) 10 Fund
         JNL/Curian Global 15 Fund
         JNL/Curian 25 Fund
         JNL/Curian Small-Cap Fund
         JNL/Curian Technology Sector Fund
         JNL/Curian Pharmaceutical/Healthcare Sector Fund
         JNL/Curian Financial Sector Fund
         JNL/Curian Energy Sector Fund
         JNL/Curian Consumer Brands Sector Fund
         JNL/Curian Communications Sector Fund

JNL VARIABLE FUND III LLC
         JNL/Curian The DowSM 10 Fund

JNL VARIABLE FUND V LLC
         JNL/Curian The DowSM 10 Fund

JNLNY VARIABLE FUND I LLC
         JNL/Curian The DowSM 10 Fund
         JNL/Curian The S&P(R) 10 Fund
         JNL/Curian Global 15 Fund
         JNL/Curian 25 Fund
         JNL/Curian Small-Cap Fund

The changes will be effective on February 18, 2004. The new sub-adviser will be Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

All Dow Jones and Standard and Poor's licensing agreements have been licensed to Jackson National Life Insurance Company.

The fund objectives have been changed to the following:

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND

The investment objective of the JNL/Mellon Capital Management The DowSM 10 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 5 FUND

The investment objective of the JNL/Mellon Capital Management The DowSM 5 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND

The investment objective of the JNL/Mellon Capital Management The S&P(R) 10 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

The investment objective of the JNL/Mellon Capital Management Global 15 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

The investment objective of the JNL/Mellon Capital Management 25 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

The investment objective of the JNL/Mellon Capital Management Small-Cap Fund is total return through capital appreciation.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

The objective of the JNL/Mellon Capital Management Communications Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Energy Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

The objective of the JNL/Mellon Capital Management Financial Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

The objective of the JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Technology Sector Fund is total return through capital appreciation and dividend income.

The names of the funds will be changed to reflect the new sub-adviser and the name of the JNL/Curian Small-Cap Fund will be changed to JNL/Mellon Capital Management Select Small-Cap Fund.

The fees are as follows:

                                                                MANAGEMENT      ESTIMATED
                                                                    AND        DISTRIBUTION     12B-1                    TOTAL FUND
                                                              ADMINISTRATIVE     (12B-1)       SERVICE      OTHER          ANNUAL
                                                                   FEE*           FEES**        FEE*       EXPENSES       EXPENSES
------------------------------------------------------------- ---------------- ------------- ------------ ------------ -------------
JNL/Mellon Capital Management The DowSM 5 Fund                     0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management The DowSM 10 Fund (V)                0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management The DowSM 10 Fund                    0.46%            0%          0.20%           0.01%        0.67%
JNL/Mellon Capital Management The S&P(R)10 Fund                    0.47%            0%          0.20%           0.01%        0.68%
JNL/Mellon Capital Management Global 15 Fund                       0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management 25 Fund                              0.47%            0%          0.20%           0.01%        0.68%
JNL/Mellon Capital Management Select Small-Cap Fund                0.46%            0%          0.20%           0.01%        0.67%
JNL/Mellon Capital Management Communications Sector Fund           0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund          0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Energy Sector Fund                   0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Financial Sector Fund                0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare
Sector Fund                                                        0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Technology Sector Fund               0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management The DowSM 10 Fund (NY)               0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management The S&P(R)10 Fund (NY)               0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Global 15 Fund (NY)                  0.57%            0%          0.20%           0.01%        0.78%
JNL/Mellon Capital Management 25 Fund (NY)                         0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Select Small-Cap Fund (NY)           0.52%            0%          0.20%           0.01%        0.73%
------------------------------------------------------------- ---------------- ------------- ------------ ------------ -------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


Please contact us at 1-800-766-4683 if you have any questions.


This Supplement is dated February 12, 2004.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant does not have a Financial Expert on its Board. The Registrant has determined that the financials do not involve the complexities of public company financials and that the accounting methodologies of investment companies are well established under the Investment Company Act of 1940 and therefore, a financial expert is not necessary.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

KPMG billed the Company aggregate fees for professional services rendered for the fiscal years ending December 31, 2003, and December 31, 2002, as follows:

                                      2003

Company                 Audit Fees      Audit-Related Fees      Tax Fees        All Other Fees      Total Fees

JNL Variable Fund        $44,260               $0                $7,800             $0               $52,060

                                      2002

Company                 Audit Fees      Audit-Related Fees      Tax Fees        All Other Fees      Total Fees

JNL Variable Fund        $42,000               $0                 $0                $0               $42,000

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the Fund's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the Fund on the same terms as the full Audit Committee previously had approved for the then existing funds.

(e)(2) None

(f) 0%

(g) KPMG was paid $26,523 for 2003 and $25,750 for 2002 to perform an internal control review pursuant to SAS No. 70 related to JNAM's fund accounting procedures. For the fiscal years ended December 31, 2002 and December 31, 2003, KPMG did not provide any other non-audit services to JNAM and its affiliates that provide ongoing services to the Company, other then the SAS 70.

(h) The Audit Committee pre-approved the SAS No. 70 review described above when the Audit Committee approved KPMG as Auditors for fiscal years 2003 and 2002, and did not find provision of these services to be incompatible with maintaining the auditors independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial offer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

a. (1) The Registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

   (2) Separate certifications by the Registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

b. A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 8th day of March, 2004.

JNL Variable Fund, LLC
(Registrant)

      /s/ Robert A. Fritts
By_________________________________________
  Robert A. Fritts, Chief Executive Officer



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts
_____________________________     Chief Executive Officer    March 8, 2004
Robert A. Fritts


/s/ Mark D. Nerud                 Chief Financial Officer    March 8, 2004
_____________________________
Mark D. Nerud